UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SPDR Bloomberg Emerging Markets Local Bond ETF

EBND

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,032,108,541
  Number of Portfolio Holdings621
  Portfolio Turnover Rate18%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
China	12.2%
South Korea	12.1%
Malaysia	6.1%
Indonesia	6.0%
Thailand	5.9%
Mexico	4.8%
India	4.6%
Brazil	4.5%
South Africa	4.4%
Poland	4.3%

Top Ten Holdings

Holdings	%
Brazil Letras do Tesouro Nacional, due 07/01/26	1.0%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	0.6%
Republic of South Africa Government Bonds, 8.00%, due 01/31/30	0.6%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.6%
Peru Government Bonds, 6.90%, due 08/12/37	0.6%
Korea Treasury Bonds, 1.88%, due 03/10/51	0.5%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.5%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	0.5%
Peru Government Bonds, 6.95%, due 08/12/31	0.5%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EBND

SPDR Bloomberg International Corporate Bond ETF

IBND

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$384,299,055
  Number of Portfolio Holdings929
  Portfolio Turnover Rate17%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
United States	27.1%
France	20.4%
Germany	10.6%
United Kingdom	9.7%
Spain	5.7%
Italy	5.5%
Netherlands	4.7%
Switzerland	2.9%
Belgium	2.2%
Sweden	1.7%

Top Ten Holdings

Holdings	%
UBS Group AG, 7.75%, due 03/01/29	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.2%
Morgan Stanley, 4.66%, due 03/02/29	0.2%
Volkswagen International Finance NV, 1.88%, due 03/30/27	0.2%
JPMorgan Chase & Co., 3.76%, due 03/21/34	0.2%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.2%
JPMorgan Chase & Co., 4.46%, due 11/13/31	0.2%
Orange SA, 8.13%, due 01/28/33	0.2%
BNP Paribas SA, 2.75%, due 07/25/28	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR IBND

SPDR Bloomberg International Treasury Bond ETF

BWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,528,920,931
  Number of Portfolio Holdings1,332
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	22.7%
United Kingdom	5.0%
France	4.9%
South Korea	4.6%
Italy	4.6%
China	4.5%
Spain	4.5%
Germany	4.5%
Canada	4.5%
Australia	3.8%

Top Ten Holdings

Holdings	%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	0.5%
Japan Government Thirty Year Bonds, 2.30%, due 12/20/54	0.4%
Japan Government Two Year Bonds, 0.90%, due 04/01/27	0.3%
Japan Government Five Year Bonds, 0.50%, due 06/20/29	0.3%
U.K. Gilts, 3.75%, due 03/07/27	0.3%
Japan Government Ten Year Bonds, 0.50%, due 03/20/33	0.3%
Japan Government Ten Year Bonds, 0.20%, due 09/20/32	0.3%
Japan Government Two Year Bonds, 0.40%, due 10/01/26	0.3%
Malaysia Government Bonds, 3.52%, due 04/20/28	0.3%
Japan Government Ten Year Bonds, 1.40%, due 03/20/35	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BWX

SPDR Bloomberg Short Term International Treasury Bond ETF

BWZ

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$520,882,161
  Number of Portfolio Holdings278
  Portfolio Turnover Rate26%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	22.7%
Italy	5.1%
France	4.9%
South Korea	4.6%
United Kingdom	4.6%
Spain	4.6%
Germany	4.6%
China	4.5%
Canada	4.5%
Australia	4.2%

Top Ten Holdings

Holdings	%
U.K. Gilts, 3.75%, due 03/07/27	1.3%
Japan Government Ten Year Bonds, 0.10%, due 12/20/26	1.2%
U.K. Gilts, 4.38%, due 03/07/28	1.1%
Australia Government Bonds, 4.75%, due 04/21/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.1%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.1%
Australia Government Bonds, 0.50%, due 09/21/26	1.1%
Japan Government Five Year Bonds, 0.01%, due 06/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.1%
Australia Government Bonds, 2.75%, due 11/21/27	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BWZ

SPDR FTSE International Government Inflation-Protected Bond ETF

WIP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$382,839,154
  Number of Portfolio Holdings176
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
United Kingdom	17.8%
France	8.1%
Brazil	7.9%
Italy	5.8%
Mexico	4.6%
Germany	4.6%
Spain	4.6%
Japan	4.5%
Canada	4.5%
Australia	4.5%

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.1%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/46	1.4%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.4%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.3%
Spain Government Bonds Inflation-Linked, 1.00%, due 11/30/30	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.3%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.2%
Turkiye Government Bonds, 3.00%, due 05/28/31	1.1%
Sweden Bonds Inflation-Linked, 3.50%, due 12/01/28	1.1%
French Republic Government Bonds OAT, 1.85%, due 07/25/27	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR WIP

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2025
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.1%
BRAZIL — 4.5%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$175,545
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2026	BRL	121,000,000	19,332,376
Zero Coupon, 10/1/2026	BRL	12,000,000	1,856,638
Zero Coupon, 4/1/2027	BRL	10,000,000	1,461,599
Zero Coupon, 7/1/2027	BRL	57,000,000	8,100,332
Zero Coupon, 1/1/2028	BRL	17,800,000	2,389,760
Zero Coupon, 7/1/2028	BRL	12,000,000	1,521,135
Zero Coupon, 1/1/2029	BRL	60,000,000	7,154,097
Zero Coupon, 1/1/2030	BRL	68,500,000	7,205,763
Zero Coupon, 1/1/2032	BRL	15,000,000	1,220,089
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	39,875,000	6,930,645
10.00%, 1/1/2029	BRL	68,590,000	11,531,602
10.00%, 1/1/2031	BRL	69,000,000	11,095,235
10.00%, 1/1/2033	BRL	34,300,000	5,343,418
10.00%, 1/1/2035	BRL	36,500,000	5,514,190
			90,832,424
CHILE — 3.1%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	3,100,000,000	3,048,158
2.30%, 10/1/2028	CLP	2,035,000,000	2,000,420
2.80%, 10/1/2033	CLP	1,000,000,000	870,006
4.50%, 3/1/2026	CLP	1,115,000,000	1,193,775
4.70%, 9/1/2030	CLP	5,735,000,000	5,935,926
4.90%, 11/1/2027	CLP	1,400,000,000	1,500,748
5.00%, 10/1/2028	CLP	4,780,000,000	5,108,828
5.00%, 3/1/2035	CLP	6,000,000,000	6,124,766
5.10%, 7/15/2050	CLP	4,970,000,000	4,894,835
5.30%, 11/1/2037	CLP	6,840,000,000	7,055,529
5.80%, 10/1/2029	CLP	7,020,000,000	7,655,557
5.80%, 10/1/2034	CLP	1,250,000,000	1,353,837
6.00%, 4/1/2033	CLP	8,250,000,000	9,029,394
6.00%, 1/1/2043	CLP	4,795,000,000	5,321,401
6.10%, 4/1/2056	CLP	600,000,000	680,482
7.00%, 5/1/2034	CLP	670,000,000	784,162
			62,557,824
Security Description		Principal Amount	Value
CHINA — 12.2%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	$1,079,047
4.88%, 2/9/2028	CNY	3,000,000	453,653
China Government Bonds:
1.06%, 12/15/2026	CNY	20,000,000	2,778,475
1.35%, 9/25/2026	CNY	15,000,000	2,092,524
1.42%, 11/15/2027	CNY	15,000,000	2,093,801
1.43%, 1/25/2030	CNY	40,000,000	5,567,258
1.45%, 2/25/2028	CNY	40,000,000	5,588,781
1.46%, 5/25/2028	CNY	30,000,000	4,192,045
1.59%, 3/15/2027	CNY	30,000,000	4,201,047
1.61%, 2/15/2035	CNY	33,000,000	4,571,554
1.62%, 8/15/2027	CNY	10,000,000	1,401,430
1.65%, 5/15/2035	CNY	15,000,000	2,082,161
1.67%, 5/25/2035	CNY	20,000,000	2,791,585
1.79%, 3/25/2032	CNY	30,000,000	4,235,043
1.85%, 5/15/2027	CNY	10,000,000	1,407,130
1.87%, 9/15/2031	CNY	10,000,000	1,416,990
1.91%, 7/15/2029	CNY	20,000,000	2,835,281
1.92%, 1/15/2055	CNY	8,000,000	1,114,738
2.04%, 2/25/2027	CNY	33,000,000	4,653,715
2.04%, 11/25/2034	CNY	5,000,000	717,700
2.05%, 4/15/2029	CNY	23,000,000	3,274,647
2.11%, 8/25/2034	CNY	21,000,000	3,030,594
2.12%, 6/25/2031	CNY	10,000,000	1,436,249
2.18%, 8/15/2026	CNY	30,000,000	4,224,230
2.27%, 5/25/2034	CNY	30,000,000	4,384,135
2.28%, 3/25/2031	CNY	10,000,000	1,447,647
2.35%, 2/25/2034	CNY	20,000,000	2,935,969
2.37%, 1/20/2027	CNY	18,500,000	2,620,817
2.37%, 1/15/2029	CNY	17,000,000	2,445,638
2.39%, 11/15/2026	CNY	20,000,000	2,829,155
2.40%, 7/15/2028	CNY	21,000,000	3,014,182
2.44%, 10/15/2027	CNY	15,000,000	2,139,705
2.48%, 4/15/2027	CNY	15,000,000	2,133,422
2.48%, 9/25/2028	CNY	10,000,000	1,440,738
2.50%, 7/25/2027	CNY	19,000,000	2,705,964
2.52%, 8/25/2033	CNY	18,000,000	2,669,875
2.54%, 12/25/2030	CNY	20,000,000	2,932,384
2.55%, 10/15/2028	CNY	25,000,000	3,610,853
2.60%, 9/15/2030	CNY	12,000,000	1,761,537
2.60%, 9/1/2032	CNY	20,000,000	2,975,341
2.62%, 4/15/2028	CNY	21,000,000	3,026,028
2.62%, 9/25/2029	CNY	20,000,000	2,916,797
2.62%, 6/25/2030	CNY	18,000,000	2,643,750
2.64%, 1/15/2028	CNY	21,000,000	3,019,216
2.67%, 5/25/2033	CNY	20,000,000	2,994,930
2.67%, 11/25/2033	CNY	20,000,000	3,003,084
2.68%, 5/21/2030	CNY	25,000,000	3,678,085
2.69%, 8/12/2026	CNY	29,920,000	4,238,745
2.69%, 8/15/2032	CNY	30,000,000	4,484,083
2.75%, 6/15/2029	CNY	14,000,000	2,047,561

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 2/17/2032	CNY	23,000,000	$3,434,702
2.76%, 5/15/2032	CNY	15,000,000	2,251,656
2.79%, 12/15/2029	CNY	20,000,000	2,943,747
2.80%, 3/24/2029	CNY	20,000,000	2,924,236
2.80%, 3/25/2030	CNY	23,000,000	3,397,251
2.80%, 11/15/2032	CNY	15,000,000	2,263,596
2.85%, 6/4/2027	CNY	22,000,000	3,157,901
2.88%, 2/25/2033	CNY	8,000,000	1,215,724
2.89%, 11/18/2031	CNY	20,500,000	3,082,077
2.91%, 10/14/2028	CNY	20,000,000	2,922,930
3.00%, 10/15/2053	CNY	13,000,000	2,249,492
3.01%, 5/13/2028	CNY	8,000,000	1,167,550
3.02%, 5/27/2031	CNY	30,000,000	4,535,672
3.12%, 12/5/2026	CNY	27,600,000	3,954,558
3.12%, 10/25/2052	CNY	9,000,000	1,563,680
3.13%, 11/21/2029	CNY	20,000,000	2,992,409
3.25%, 11/22/2028	CNY	10,000,000	1,483,720
3.27%, 11/19/2030	CNY	25,000,000	3,820,590
3.27%, 8/22/2046	CNY	10,000,000	1,718,037
3.27%, 3/25/2073	CNY	5,000,000	970,970
3.28%, 12/3/2027	CNY	20,400,000	2,983,047
3.29%, 5/23/2029	CNY	24,600,000	3,688,008
3.32%, 4/15/2052	CNY	5,000,000	893,979
3.39%, 3/16/2050	CNY	15,000,000	2,680,732
3.40%, 7/15/2072	CNY	10,000,000	1,992,887
3.48%, 11/21/2066	CNY	6,700,000	1,328,337
3.52%, 5/4/2027	CNY	5,000,000	728,872
3.52%, 4/25/2046	CNY	5,000,000	886,495
3.53%, 10/18/2051	CNY	7,000,000	1,291,308
3.54%, 8/16/2028	CNY	10,000,000	1,495,027
3.72%, 4/12/2051	CNY	10,000,000	1,898,208
3.73%, 5/25/2070	CNY	25,000,000	5,278,405
3.74%, 9/22/2035	CNY	7,800,000	1,323,062
3.74%, 10/20/2045	CNY	3,000,000	552,762
3.76%, 3/22/2071	CNY	21,000,000	4,468,704
3.77%, 2/20/2047	CNY	8,000,000	1,476,519
3.81%, 9/14/2050	CNY	15,000,000	2,889,678
3.86%, 7/22/2049	CNY	15,000,000	2,857,276
3.96%, 7/29/2040	CNY	8,000,000	1,434,170
3.97%, 7/23/2048	CNY	8,000,000	1,535,321
4.00%, 6/24/2069	CNY	9,000,000	1,985,657
4.05%, 7/24/2047	CNY	8,000,000	1,538,177
4.08%, 3/1/2040	CNY	5,000,000	900,901
4.08%, 10/22/2048	CNY	15,300,000	2,986,455
4.09%, 4/27/2035	CNY	1,000,000	174,218
4.22%, 3/19/2048	CNY	8,000,000	1,584,004
4.28%, 10/23/2047	CNY	3,250,000	646,670
4.50%, 6/23/2041	CNY	11,000,000	2,152,655
4.63%, 8/11/2034	CNY	7,000,000	1,256,440
4.76%, 9/16/2043	CNY	2,000,000	411,836
			248,709,627
COLOMBIA — 3.4%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	1,662,692
Security Description		Principal Amount	Value
Colombia TES:
5.75%, 11/3/2027	COP	5,700,000,000	$1,284,260
6.00%, 4/28/2028	COP	34,041,000,000	7,498,387
6.25%, 7/9/2036	COP	20,200,000,000	3,190,773
7.00%, 3/26/2031	COP	28,650,000,000	5,661,868
7.00%, 6/30/2032	COP	24,260,000,000	4,551,469
7.25%, 10/18/2034	COP	26,825,000,000	4,786,702
7.25%, 10/26/2050	COP	37,100,000,000	5,435,082
7.50%, 8/26/2026	COP	19,514,000,000	4,685,458
7.75%, 9/18/2030	COP	20,700,000,000	4,376,222
9.25%, 5/28/2042	COP	39,800,000,000	7,461,791
11.00%, 8/22/2029	COP	3,000,000,000	731,181
11.50%, 7/25/2046	COP	36,600,000,000	8,107,071
12.75%, 11/28/2040	COP	2,000,000,000	486,512
13.25%, 2/9/2033	COP	35,800,000,000	9,172,495
			69,091,963
CZECH REPUBLIC — 3.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	71,750,000	2,905,886
0.25%, 2/10/2027	CZK	117,930,000	5,318,012
0.95%, 5/15/2030	CZK	99,780,000	4,151,275
1.20%, 3/13/2031	CZK	149,790,000	6,162,949
1.50%, 4/24/2040	CZK	72,660,000	2,324,884
1.75%, 6/23/2032	CZK	142,500,000	5,879,137
1.95%, 7/30/2037	CZK	40,600,000	1,486,230
2.00%, 10/13/2033	CZK	98,350,000	3,992,789
2.50%, 8/25/2028	CZK	144,700,000	6,650,248
2.75%, 7/23/2029	CZK	154,350,000	7,074,369
3.00%, 3/3/2033	CZK	55,000,000	2,430,496
3.50%, 5/30/2035	CZK	101,500,000	4,541,067
3.60%, 6/3/2036	CZK	42,000,000	1,877,511
4.00%, 4/4/2044	CZK	8,000,000	345,564
4.20%, 12/4/2036	CZK	78,180,000	3,660,011
4.25%, 10/24/2034	CZK	14,000,000	664,940
4.50%, 11/11/2032	CZK	105,000,000	5,129,334
4.85%, 11/26/2057	CZK	22,300,000	1,045,697
4.90%, 4/14/2034	CZK	106,350,000	5,324,155
5.00%, 9/30/2030	CZK	77,270,000	3,870,366
5.50%, 12/12/2028	CZK	33,000,000	1,661,810
5.75%, 3/29/2029	CZK	27,900,000	1,421,980
6.20%, 6/16/2031	CZK	20,000,000	1,066,678
			78,985,388
HUNGARY — 3.1%
Hungary Government Bonds:
1.50%, 8/26/2026 (a)	HUF	331,000,000	923,994
2.00%, 5/23/2029 (a)	HUF	1,352,430,000	3,385,550
2.25%, 4/20/2033	HUF	1,971,200,000	4,218,718
2.25%, 6/22/2034 (a)	HUF	445,900,000	908,955
2.75%, 12/22/2026 (a)	HUF	903,600,000	2,528,270
3.00%, 10/27/2027	HUF	1,928,170,000	5,270,385
3.00%, 8/21/2030 (a)	HUF	1,927,500,000	4,835,811

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.00%, 10/27/2038 (a)	HUF	1,588,160,000	$3,035,378
3.00%, 4/25/2041	HUF	671,300,000	1,195,484
3.25%, 10/22/2031	HUF	3,030,870,000	7,400,633
4.50%, 3/23/2028 (a)	HUF	1,184,300,000	3,316,689
4.50%, 5/27/2032 (a)	HUF	890,000,000	2,299,470
4.75%, 11/24/2032	HUF	1,727,700,000	4,500,171
6.75%, 10/22/2028	HUF	3,311,590,000	9,824,097
7.00%, 10/24/2035 (a)	HUF	900,000,000	2,633,446
9.50%, 10/21/2026	HUF	1,930,000,000	5,895,915
			62,172,966
INDIA — 4.6%
India Government Bonds:
5.74%, 11/15/2026	INR	115,000,000	1,341,313
5.77%, 8/3/2030	INR	190,000,000	2,179,841
5.79%, 5/11/2030	INR	130,000,000	1,495,502
5.85%, 12/1/2030	INR	210,000,000	2,417,973
6.10%, 7/12/2031	INR	260,000,000	3,004,486
6.33%, 5/5/2035	INR	200,000,000	2,330,694
6.45%, 10/7/2029	INR	180,000,000	2,129,314
6.54%, 1/17/2032	INR	265,000,000	3,128,644
6.67%, 12/17/2050	INR	400,000,000	4,451,777
6.75%, 12/23/2029	INR	63,000,000	752,752
6.79%, 12/30/2031	INR	60,000,000	718,388
6.79%, 10/7/2034	INR	365,000,000	4,369,513
6.79%, 12/2/2034	INR	15,000,000	179,058
6.99%, 12/15/2051	INR	250,000,000	2,895,862
7.02%, 6/18/2031	INR	100,000,000	1,207,148
7.04%, 6/3/2029	INR	116,000,000	1,395,691
7.06%, 4/10/2028	INR	201,000,000	2,413,342
7.10%, 1/27/2028	INR	30,000,000	359,115
7.10%, 4/18/2029	INR	236,000,000	2,842,592
7.10%, 4/8/2034	INR	360,000,000	4,368,946
7.16%, 9/20/2050	INR	160,000,000	1,890,547
7.17%, 4/17/2030	INR	120,000,000	1,454,861
7.18%, 8/14/2033	INR	510,000,000	6,205,967
7.18%, 7/24/2037	INR	320,000,000	3,893,302
7.25%, 11/13/2028	INR	5,000,000	60,182
7.26%, 1/14/2029	INR	195,000,000	2,367,060
7.26%, 8/22/2032	INR	375,000,000	4,596,140
7.26%, 2/6/2033	INR	380,000,000	4,656,507
7.29%, 1/27/2033	INR	15,000,000	182,826
7.30%, 6/19/2053	INR	530,000,000	6,370,852
7.32%, 11/13/2030	INR	110,000,000	1,350,300
7.36%, 9/12/2052	INR	270,000,000	3,252,874
7.37%, 10/23/2028	INR	95,000,000	1,151,332
7.37%, 1/23/2054	INR	17,000,000	204,729
7.38%, 6/20/2027	INR	221,000,000	2,654,639
7.41%, 12/19/2036	INR	270,000,000	3,345,513
7.54%, 5/23/2036	INR	250,000,000	3,122,094
7.72%, 6/15/2049	INR	225,000,000	2,849,868
			93,591,544
Security Description		Principal Amount	Value
INDONESIA — 6.0%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	50,000,000,000	$3,027,410
6.13%, 5/15/2028	IDR	48,750,000,000	2,993,703
6.25%, 6/15/2036	IDR	30,000,000,000	1,775,331
6.38%, 8/15/2028	IDR	50,000,000,000	3,090,668
6.38%, 4/15/2032	IDR	90,000,000,000	5,489,806
6.38%, 7/15/2037	IDR	10,000,000,000	593,326
6.38%, 4/15/2042	IDR	1,700,000,000	98,104
6.50%, 7/15/2030	IDR	36,000,000,000	2,232,111
6.50%, 2/15/2031	IDR	81,700,000,000	5,039,232
6.63%, 5/15/2033	IDR	55,000,000,000	3,378,934
6.63%, 2/15/2034	IDR	30,000,000,000	1,841,497
6.75%, 7/15/2035	IDR	20,000,000,000	1,240,074
6.88%, 4/15/2029	IDR	45,000,000,000	2,824,002
6.88%, 8/15/2051	IDR	30,000,000,000	1,811,272
6.88%, 7/15/2054	IDR	25,000,000,000	1,508,131
7.00%, 5/15/2027	IDR	58,000,000,000	3,626,831
7.00%, 9/15/2030	IDR	75,600,000,000	4,784,104
7.00%, 2/15/2033	IDR	70,000,000,000	4,403,252
7.13%, 6/15/2038	IDR	30,000,000,000	1,882,045
7.13%, 6/15/2042	IDR	60,000,000,000	3,733,896
7.13%, 6/15/2043	IDR	42,000,000,000	2,613,934
7.13%, 8/15/2045	IDR	5,000,000,000	311,047
7.38%, 5/15/2048	IDR	41,700,000,000	2,655,110
7.50%, 8/15/2032	IDR	31,300,000,000	2,020,185
7.50%, 6/15/2035	IDR	70,600,000,000	4,589,761
7.50%, 5/15/2038	IDR	43,910,000,000	2,834,447
7.50%, 4/15/2040	IDR	75,000,000,000	4,842,455
8.25%, 5/15/2029	IDR	52,150,000,000	3,425,935
8.25%, 6/15/2032	IDR	3,710,000,000	249,053
8.25%, 5/15/2036	IDR	47,090,000,000	3,220,422
8.38%, 9/15/2026	IDR	54,300,000,000	3,434,797
8.38%, 3/15/2034	IDR	72,700,000,000	4,968,453
8.38%, 4/15/2039	IDR	40,000,000,000	2,779,082
8.75%, 5/15/2031	IDR	39,050,000,000	2,667,475
8.75%, 2/15/2044	IDR	17,050,000,000	1,231,297
9.00%, 3/15/2029	IDR	50,000,000,000	3,355,189
9.50%, 5/15/2041	IDR	1,000,000,000	76,326
9.75%, 5/15/2037	IDR	1,250,000,000	95,139
10.00%, 2/15/2028	IDR	10,000,000,000	670,447
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	40,000,000,000	2,430,255
5.88%, 7/15/2028	IDR	5,571,000,000	339,016
6.00%, 1/15/2027	IDR	25,000,000,000	1,532,858
6.10%, 2/15/2037	IDR	2,000,000,000	116,723
6.38%, 3/15/2034	IDR	87,522,000,000	5,308,272
6.50%, 6/15/2039	IDR	10,000,000,000	595,252
6.63%, 9/15/2029	IDR	10,000,000,000	621,451
6.63%, 7/15/2041	IDR	2,000,000,000	119,897
6.75%, 6/15/2047	IDR	56,875,000,000	3,415,651
6.88%, 12/15/2049	IDR	5,000,000,000	303,356
7.75%, 10/15/2046	IDR	23,000,000,000	1,538,837

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
8.88%, 11/15/2031	IDR	64,200,000,000	$4,440,110
			122,175,961
ISRAEL — 3.9%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	30,300,000	7,858,205
1.30%, 4/30/2032	ILS	26,000,000	6,475,486
1.50%, 5/31/2037	ILS	26,050,000	5,771,109
2.00%, 3/31/2027	ILS	23,175,000	6,652,275
2.25%, 9/28/2028	ILS	27,076,000	7,632,939
2.80%, 11/29/2052	ILS	18,500,000	3,974,594
3.75%, 9/30/2027	ILS	20,500,000	6,056,251
3.75%, 2/28/2029	ILS	29,880,000	8,814,378
3.75%, 3/31/2047	ILS	20,512,000	5,433,977
4.00%, 3/30/2035	ILS	25,000,000	7,359,131
4.60%, 8/31/2029	ILS	6,700,000	2,029,399
5.50%, 1/31/2042	ILS	21,860,000	7,352,474
6.25%, 10/30/2026	ILS	12,825,000	3,916,862
			79,327,080
MALAYSIA — 6.1%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	18,720,000	4,269,485
3.50%, 5/31/2027	MYR	8,570,000	2,051,560
3.52%, 4/20/2028	MYR	16,480,000	3,951,325
3.58%, 7/15/2032	MYR	10,080,000	2,418,817
3.73%, 6/15/2028	MYR	8,390,000	2,023,478
3.76%, 5/22/2040	MYR	7,650,000	1,821,472
3.83%, 7/5/2034	MYR	6,110,000	1,483,697
3.84%, 4/15/2033	MYR	7,860,000	1,910,367
3.89%, 3/15/2027	MYR	600,000	144,433
3.89%, 8/15/2029	MYR	10,305,000	2,502,838
3.90%, 11/30/2026	MYR	10,605,000	2,548,108
3.90%, 11/16/2027	MYR	5,770,000	1,394,115
3.91%, 7/15/2026	MYR	5,540,000	1,327,586
4.05%, 4/18/2039	MYR	7,000,000	1,724,672
4.07%, 6/15/2050	MYR	13,440,000	3,221,080
4.13%, 4/15/2032	MYR	800,000	197,721
4.25%, 5/31/2035	MYR	7,255,000	1,824,995
4.46%, 3/31/2053	MYR	8,980,000	2,283,934
4.50%, 4/30/2029	MYR	7,300,000	1,810,412
4.50%, 4/15/2030	MYR	20,000,000	5,004,965
4.64%, 11/7/2033	MYR	25,910,000	6,652,255
4.70%, 10/15/2042	MYR	11,440,000	3,028,293
4.74%, 3/15/2046	MYR	9,075,000	2,397,669
4.76%, 4/7/2037	MYR	8,080,000	2,126,046
4.89%, 6/8/2038	MYR	14,370,000	3,816,994
4.92%, 7/6/2048	MYR	9,860,000	2,672,540
4.94%, 9/30/2043	MYR	5,000,000	1,363,635
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	9,180,000	2,195,743
3.45%, 7/15/2036	MYR	10,350,000	2,418,810
3.47%, 10/15/2030	MYR	5,252,000	1,254,967
Security Description		Principal Amount	Value
3.60%, 7/31/2028	MYR	17,160,000	$4,126,062
3.61%, 4/30/2035	MYR	2,300,000	550,077
3.78%, 5/31/2045	MYR	1,000,000	237,501
3.80%, 10/8/2031	MYR	3,000,000	728,821
4.07%, 9/30/2026	MYR	13,781,000	3,313,266
4.12%, 11/30/2034	MYR	11,000,000	2,730,602
4.13%, 7/9/2029	MYR	8,500,000	2,083,363
4.19%, 10/7/2032	MYR	11,000,000	2,730,080
4.25%, 9/30/2030	MYR	12,600,000	3,122,992
4.26%, 7/26/2027	MYR	11,480,000	2,790,045
4.28%, 3/23/2054	MYR	4,200,000	1,040,499
4.29%, 8/14/2043	MYR	14,580,000	3,683,004
4.37%, 10/31/2028	MYR	13,000,000	3,198,979
4.42%, 9/30/2041	MYR	9,280,000	2,374,164
4.47%, 9/15/2039	MYR	12,376,000	3,179,167
4.58%, 8/30/2033	MYR	18,400,000	4,693,846
4.64%, 11/15/2049	MYR	10,000,000	2,615,841
4.66%, 3/31/2038	MYR	8,720,000	2,274,801
4.72%, 6/15/2033	MYR	5,200,000	1,337,143
4.76%, 8/4/2037	MYR	3,300,000	865,971
4.79%, 10/31/2035	MYR	810,000	212,306
4.90%, 5/8/2047	MYR	1,750,000	471,696
5.36%, 5/15/2052	MYR	15,000,000	4,327,752
			124,529,990
MEXICO — 4.8%
Mexico Bonos:
5.50%, 3/4/2027	MXN	55,409,300	2,811,829
7.00%, 9/3/2026	MXN	21,200,000	1,107,322
7.50%, 6/3/2027	MXN	154,250,700	8,067,298
7.50%, 5/26/2033	MXN	128,560,000	6,211,125
7.75%, 5/29/2031	MXN	131,716,800	6,641,756
7.75%, 11/23/2034	MXN	136,508,100	6,586,957
7.75%, 11/13/2042	MXN	166,089,600	7,282,289
8.00%, 5/24/2035	MXN	40,000,000	1,940,787
8.00%, 11/7/2047	MXN	124,050,800	5,444,919
8.00%, 7/31/2053	MXN	142,000,000	6,174,730
8.50%, 3/2/2028	MXN	33,300,000	1,767,921
8.50%, 3/1/2029	MXN	185,000,000	9,774,095
8.50%, 5/31/2029	MXN	171,446,300	9,044,400
8.50%, 2/28/2030	MXN	87,500,000	4,600,095
8.50%, 11/18/2038	MXN	110,630,000	5,379,656
10.00%, 11/20/2036	MXN	5,180,000	287,691
Mexico Cetes:
Zero Coupon, 2/19/2026	MXN	60,000,000	3,018,365
Zero Coupon, 4/16/2026	MXN	35,000,000	1,738,674
Zero Coupon, 6/11/2026	MXN	10,000,000	490,471
Zero Coupon, 8/6/2026	MXN	55,000,000	2,666,038
Zero Coupon, 1/21/2027	MXN	112,000,000	5,219,065

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 3/18/2027	MXN	30,000,000	$1,379,298
			97,634,781
PERU — 3.0%
Peru Government Bonds:
5.35%, 8/12/2040 (a)	PEN	9,400,000	2,265,002
5.40%, 8/12/2034	PEN	10,775,000	2,861,040
5.94%, 2/12/2029	PEN	8,425,000	2,488,506
6.15%, 8/12/2032 (a)	PEN	29,457,000	8,565,455
6.35%, 8/12/2028	PEN	14,000,000	4,201,934
6.71%, 2/12/2055	PEN	6,500,000	1,811,614
6.85%, 8/12/2035	PEN	4,275,000	1,238,868
6.85%, 2/12/2042	PEN	9,200,000	2,594,936
6.90%, 8/12/2037	PEN	40,275,000	11,516,224
6.95%, 8/12/2031	PEN	33,720,000	10,306,149
7.30%, 8/12/2033	PEN	28,350,000	8,690,667
7.60%, 8/12/2039	PEN	16,700,000	4,999,817
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	132,387
			61,672,599
PHILIPPINES — 4.0%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,369,694
3.63%, 4/22/2028	PHP	170,000,000	2,852,106
3.63%, 3/21/2033	PHP	43,150,000	646,382
3.75%, 8/12/2028	PHP	230,000,000	3,843,427
4.00%, 7/22/2031	PHP	227,000,000	3,594,919
4.63%, 9/9/2040	PHP	156,500,000	2,254,191
4.75%, 5/4/2027	PHP	206,950,000	3,606,685
4.88%, 1/20/2032	PHP	190,000,000	3,132,152
5.13%, 7/15/2041	PHP	10,000,000	151,310
5.25%, 5/18/2037	PHP	48,800,000	788,865
6.00%, 4/27/2030	PHP	50,000,000	888,786
6.13%, 1/18/2031	PHP	80,000,000	1,430,440
6.13%, 10/24/2037	PHP	67,000,000	1,168,576
6.25%, 9/7/2026	PHP	25,000,000	446,084
6.25%, 3/22/2028	PHP	127,700,000	2,289,508
6.25%, 1/25/2034	PHP	130,000,000	2,307,806
6.25%, 2/28/2044	PHP	80,000,000	1,366,173
6.38%, 7/27/2030	PHP	245,000,000	4,440,464
6.38%, 4/28/2035	PHP	290,000,000	5,183,116
6.38%, 1/30/2050	PHP	40,000,000	691,246
6.50%, 5/19/2029	PHP	157,000,000	2,844,415
6.50%, 2/22/2038	PHP	40,000,000	713,577
6.63%, 8/17/2033	PHP	130,000,000	2,362,524
6.75%, 9/15/2032	PHP	280,000,000	5,150,378
6.75%, 1/24/2039	PHP	117,700,000	2,123,522
6.88%, 1/10/2029	PHP	293,000,000	5,370,514
6.88%, 5/23/2044	PHP	100,000,000	1,817,701
7.00%, 10/13/2029	PHP	100,000,000	1,850,465
8.00%, 7/19/2031	PHP	274,237,338	5,344,533
Security Description		Principal Amount	Value
8.00%, 9/30/2035	PHP	108,000,000	$2,154,822
8.13%, 12/16/2035	PHP	198,800,000	4,007,488
8.13%, 11/24/2042	PHP	95,000,000	1,936,333
9.25%, 11/5/2034	PHP	100,000,000	2,156,030
			81,284,232
POLAND — 4.3%
Republic of Poland Government Bonds:
0.25%, 10/25/2026	PLN	11,573,000	3,033,207
1.25%, 10/25/2030	PLN	21,330,000	4,906,891
1.75%, 4/25/2032	PLN	55,600,000	12,402,678
2.50%, 7/25/2026	PLN	7,818,000	2,120,702
2.50%, 7/25/2027	PLN	21,440,000	5,696,759
2.75%, 4/25/2028	PLN	23,070,000	6,077,687
2.75%, 10/25/2029	PLN	21,450,000	5,474,260
3.75%, 5/25/2027	PLN	21,765,000	5,942,262
4.00%, 4/25/2047	PLN	400,000	88,261
4.50%, 7/25/2030	PLN	7,000,000	1,900,000
4.75%, 7/25/2029	PLN	31,000,000	8,569,607
5.00%, 1/25/2030	PLN	5,200,000	1,446,930
5.00%, 10/25/2034	PLN	17,200,000	4,612,526
5.75%, 4/25/2029	PLN	29,550,000	8,467,940
6.00%, 10/25/2033	PLN	30,660,000	8,840,212
7.50%, 7/25/2028	PLN	25,540,000	7,629,739
			87,209,661
ROMANIA — 3.4%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,894,403
3.25%, 6/24/2026	RON	15,950,000	3,561,551
3.65%, 9/24/2031	RON	17,650,000	3,333,018
4.15%, 1/26/2028	RON	15,750,000	3,379,491
4.15%, 10/24/2030	RON	10,930,000	2,172,674
4.75%, 10/11/2034	RON	25,340,000	4,820,594
4.85%, 7/25/2029	RON	14,500,000	3,058,554
5.00%, 2/12/2029	RON	20,585,000	4,405,642
5.80%, 7/26/2027	RON	17,810,000	4,001,283
6.30%, 4/26/2028	RON	9,500,000	2,139,575
6.30%, 4/25/2029	RON	11,000,000	2,452,784
6.70%, 2/25/2032	RON	28,650,000	6,373,011
6.75%, 4/25/2035	RON	2,000,000	439,640
7.10%, 7/31/2034	RON	13,000,000	2,931,641
7.20%, 7/27/2026	RON	4,000,000	925,890
7.20%, 10/28/2026	RON	3,000,000	694,617
7.20%, 5/31/2027	RON	13,000,000	3,002,126
7.20%, 10/30/2033	RON	17,500,000	3,979,346
7.35%, 4/28/2031	RON	10,500,000	2,416,290
7.90%, 2/24/2038	RON	11,200,000	2,710,601
8.00%, 4/29/2030	RON	18,665,000	4,417,172
8.25%, 9/29/2032	RON	13,295,000	3,205,632
8.75%, 10/30/2028	RON	9,700,000	2,333,589
			68,649,124

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	58,241,000	$2,442,847
7.00%, 2/28/2031	ZAR	120,667,000	6,247,426
8.00%, 1/31/2030	ZAR	212,125,000	11,738,669
8.25%, 3/31/2032	ZAR	168,327,000	9,046,654
8.50%, 1/31/2037	ZAR	174,727,000	8,556,410
8.75%, 1/31/2044	ZAR	222,056,000	10,146,706
8.75%, 2/28/2048 (a)	ZAR	202,885,000	9,158,068
8.88%, 2/28/2035 (a)	ZAR	198,325,000	10,431,337
9.00%, 1/31/2040	ZAR	206,340,000	10,039,383
10.50%, 12/21/2026	ZAR	161,980,000	9,458,676
10.88%, 3/31/2038	ZAR	12,000,000	690,001
11.63%, 3/31/2053	ZAR	31,000,000	1,827,992
			89,784,169
SOUTH KOREA — 12.1%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	3,234,149
1.38%, 12/10/2029	KRW	10,000,000,000	7,024,927
1.38%, 6/10/2030	KRW	10,000,000,000	6,980,575
1.50%, 12/10/2026	KRW	4,344,000,000	3,178,339
1.50%, 12/10/2030	KRW	8,000,000,000	5,576,777
1.50%, 9/10/2036	KRW	6,003,000,000	3,881,431
1.50%, 9/10/2040	KRW	5,000,000,000	3,095,451
1.50%, 3/10/2050	KRW	14,730,000,000	8,442,618
1.63%, 9/10/2070	KRW	7,050,000,000	3,803,760
1.75%, 9/10/2026	KRW	5,200,000,000	3,824,316
1.88%, 6/10/2029	KRW	7,280,000,000	5,258,775
1.88%, 9/10/2041	KRW	4,000,000,000	2,594,087
1.88%, 3/10/2051	KRW	18,000,000,000	11,170,345
2.00%, 6/10/2031	KRW	7,500,000,000	5,349,432
2.00%, 3/10/2046	KRW	1,370,000,000	886,055
2.00%, 3/10/2049	KRW	10,835,000,000	6,942,689
2.13%, 6/10/2027	KRW	6,282,000,000	4,627,500
2.13%, 3/10/2047	KRW	6,812,000,000	4,493,008
2.25%, 6/10/2028	KRW	2,000,000,000	1,473,545
2.25%, 9/10/2037	KRW	3,570,000,000	2,486,050
2.38%, 3/10/2027	KRW	7,000,000,000	5,180,415
2.38%, 12/10/2027	KRW	5,600,000,000	4,141,180
2.38%, 12/10/2028	KRW	1,839,000,000	1,355,780
2.38%, 12/10/2031	KRW	7,000,000,000	5,090,489
2.38%, 9/10/2038	KRW	4,409,000,000	3,101,284
2.50%, 3/10/2052	KRW	10,000,000,000	7,037,660
2.63%, 3/10/2027	KRW	1,500,000,000	1,114,534
2.63%, 6/10/2028	KRW	2,000,000,000	1,489,228
2.63%, 3/10/2030	KRW	6,000,000,000	4,454,462
2.63%, 6/10/2035	KRW	1,000,000,000	730,085
2.63%, 9/10/2035	KRW	870,000,000	632,717
2.63%, 3/10/2048	KRW	6,754,000,000	4,863,181
2.63%, 3/10/2055	KRW	9,800,000,000	7,106,821
2.75%, 12/10/2044	KRW	5,000,000,000	3,661,893
2.75%, 9/10/2054	KRW	6,000,000,000	4,452,087
2.75%, 9/10/2074	KRW	1,000,000,000	764,265
2.88%, 9/10/2026	KRW	1,500,000,000	1,117,779
Security Description		Principal Amount	Value
2.88%, 12/10/2027	KRW	1,500,000,000	$1,122,340
2.88%, 9/10/2044	KRW	2,000,000,000	1,493,902
3.00%, 9/10/2029	KRW	3,500,000,000	2,635,713
3.00%, 12/10/2034	KRW	4,500,000,000	3,380,039
3.00%, 12/10/2042	KRW	6,265,000,000	4,743,083
3.13%, 9/10/2027	KRW	5,000,000,000	3,758,057
3.13%, 9/10/2052	KRW	6,000,000,000	4,749,800
3.25%, 6/10/2027	KRW	2,000,000,000	1,504,698
3.25%, 3/10/2028	KRW	7,500,000,000	5,665,655
3.25%, 3/10/2029	KRW	7,000,000,000	5,314,984
3.25%, 6/10/2033	KRW	5,500,000,000	4,201,274
3.25%, 9/10/2042	KRW	3,200,000,000	2,501,677
3.25%, 3/10/2053	KRW	11,000,000,000	8,913,802
3.25%, 3/10/2054	KRW	10,500,000,000	8,554,746
3.38%, 6/10/2032	KRW	5,500,000,000	4,242,382
3.50%, 9/10/2028	KRW	7,000,000,000	5,342,800
3.50%, 6/10/2034	KRW	4,700,000,000	3,666,454
3.50%, 9/10/2072	KRW	2,500,000,000	2,298,164
3.63%, 9/10/2053	KRW	7,200,000,000	6,247,050
3.88%, 12/10/2026	KRW	6,600,000,000	4,992,673
3.88%, 9/10/2043	KRW	2,000,000,000	1,699,527
4.00%, 12/10/2031	KRW	395,000,000	315,208
4.13%, 12/10/2033	KRW	5,000,000,000	4,067,388
4.25%, 12/10/2032	KRW	5,500,000,000	4,480,456
			246,509,561
SUPRANATIONAL — 1.4%
Asian Development Bank Series EMTN, 11.00%, 8/31/2026	COP	5,280,000,000	1,307,527
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,181,096
Corp. Andina de Fomento:
Series EMTN, 7.40%, 6/30/2035	IDR	50,000,000,000	3,098,645
Series EMTN, 7.70%, 3/6/2029	INR	125,000,000	1,488,462
Series MAY, 8.25%, 4/26/2034	INR	150,000,000	1,852,262
European Bank for Reconstruction & Development:
Series EMTN, Zero Coupon, 1/28/2027	MXN	31,360,000	1,445,694
Series GMTN, 6.25%, 4/11/2028	INR	300,000,000	3,478,064
Series GMTN, 6.30%, 10/26/2027	INR	60,000,000	696,847
Series EMTN, 6.75%, 3/14/2031	INR	50,000,000	586,521
Series EMTN, 6.75%, 1/13/2032	INR	200,000,000	2,345,706

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Inter-American Development Bank Series EMTN, 7.00%, 1/25/2029	INR	125,000,000	$1,478,589
International Bank for Reconstruction & Development:
Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,159,863
Series EMTN, 6.75%, 7/13/2029	INR	60,000,000	705,413
6.85%, 4/24/2028	INR	200,000,000	2,354,221
Series EMTN, 7.05%, 7/22/2029	INR	200,000,000	2,372,994
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	3,159,440
			28,711,344
THAILAND — 5.9%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	140,000,000	4,272,201
1.59%, 12/17/2035	THB	155,000,000	4,760,969
1.60%, 12/17/2029	THB	133,400,000	4,132,387
1.60%, 6/17/2035	THB	122,700,000	3,761,705
1.66%, 3/17/2030	THB	3,000,000	93,415
1.88%, 6/17/2049	THB	52,000,000	1,473,904
2.00%, 12/17/2031	THB	125,000,000	3,966,083
2.00%, 6/17/2042	THB	49,000,000	1,509,400
2.05%, 4/17/2028	THB	100,000,000	3,129,716
2.13%, 12/17/2026	THB	114,380,000	3,554,815
2.25%, 3/17/2027	THB	119,817,000	3,737,133
2.40%, 11/17/2027	THB	113,000,000	3,555,818
2.40%, 3/17/2029	THB	94,200,000	2,998,863
2.41%, 3/17/2035	THB	52,000,000	1,711,774
2.50%, 11/17/2029	THB	86,080,000	2,768,008
2.50%, 6/17/2071	THB	59,000,000	1,802,566
2.65%, 6/17/2028	THB	113,500,000	3,615,928
2.75%, 6/17/2052	THB	50,000,000	1,668,551
2.80%, 6/17/2034	THB	160,000,000	5,406,263
2.88%, 12/17/2028	THB	92,510,000	2,985,122
2.88%, 6/17/2046	THB	135,955,000	4,652,738
2.98%, 6/17/2045	THB	75,000,000	2,626,481
3.14%, 6/17/2047	THB	27,250,000	964,671
3.30%, 6/17/2038	THB	51,936,000	1,889,647
3.35%, 6/17/2033	THB	142,000,000	4,940,524
3.39%, 6/17/2037	THB	180,000,000	6,558,519
3.40%, 6/17/2036	THB	51,940,000	1,870,733
3.45%, 6/17/2043	THB	141,000,000	5,227,424
3.58%, 12/17/2027	THB	4,650,000	150,386
3.60%, 6/17/2067	THB	59,000,000	2,309,309
3.65%, 6/20/2031	THB	86,575,000	2,992,684
3.78%, 6/25/2032	THB	121,120,000	4,281,461
3.80%, 6/14/2041	THB	12,750,000	497,718
4.00%, 6/17/2055	THB	85,000,000	3,556,955
Security Description		Principal Amount	Value
4.00%, 6/17/2066	THB	133,080,000	$5,621,873
4.00%, 6/17/2072	THB	16,000,000	691,132
4.68%, 6/29/2044	THB	78,400,000	3,343,700
4.85%, 6/17/2061	THB	53,195,000	2,531,223
4.88%, 6/22/2029	THB	113,904,000	3,968,966
5.67%, 3/13/2028	THB	10,000,000	341,819
			119,922,584
TURKEY — 3.0%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,603,829
10.28%, 9/15/2027	TRY	237,735,000	3,771,591
10.40%, 10/13/2032	TRY	255,000,000	2,840,087
10.50%, 8/11/2027	TRY	161,604,000	2,609,003
10.60%, 2/11/2026	TRY	89,224,000	1,904,201
11.00%, 2/24/2027	TRY	21,938,000	382,423
11.70%, 11/13/2030	TRY	2,500,000	32,777
12.40%, 3/8/2028	TRY	119,330,000	1,879,017
12.60%, 10/1/2025	TRY	270,000,000	6,359,678
16.90%, 9/2/2026	TRY	110,100,000	2,228,169
17.30%, 7/19/2028	TRY	166,000,000	2,948,201
17.80%, 7/13/2033	TRY	115,500,000	1,936,792
20.20%, 6/9/2027	TRY	136,500,000	2,682,434
21.50%, 4/28/2032	TRY	73,000,000	1,361,879
26.20%, 10/5/2033	TRY	372,316,380	8,640,739
27.70%, 9/27/2034	TRY	20,000,000	478,219
30.00%, 9/12/2029	TRY	285,000,000	6,692,618
31.08%, 11/8/2028	TRY	320,400,000	7,597,451
32.60%, 2/10/2027	TRY	130,000,000	3,102,876
37.00%, 2/18/2026	TRY	43,650,000	1,085,403
41.00%, 5/5/2027	TRY	20,000,000	524,371
			60,661,758
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,980,727,609)			1,974,014,580
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	812,637	812,637
State Street Navigator Securities Lending Portfolio II (d) (e)	39,644,975	39,644,975
TOTAL SHORT-TERM INVESTMENTS (Cost $40,457,612)		40,457,612
TOTAL INVESTMENTS — 99.1% (Cost $2,021,185,221)		2,014,472,192
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		17,636,349
NET ASSETS — 100.0%		$2,032,108,541

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At June 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD1,994,287	38,000,000	07/07/2025	$16,295
Barclays Capital PLC	IDR50,000,000,000	3,034,459	07/07/2025	(45,984)
Barclays Capital PLC	USD3,078,818	50,000,000,000	07/07/2025	1,626
Barclays Capital PLC	USD23,320,895	2,000,000,000	07/07/2025	(3,884)
Barclays Capital PLC	BRL15,000,000	2,746,267	07/07/2025	1,273
Barclays Capital PLC	USD11,644,155	1,000,000,000	08/05/2025	(561)
Goldman Sachs Bank USA	INR260,000,000	3,004,009	07/07/2025	(27,202)
Goldman Sachs Bank USA	USD2,731,748	15,000,000	07/07/2025	13,246
HSBC Bank USA	USD1,894,668	40,000,000	07/07/2025	5,215
UBS AG	USD9,087,959	175,000,000	07/07/2025	171,300
UBS AG	INR800,000,000	9,298,001	07/07/2025	(28,804)
UBS AG	USD1,300,115	25,000,000	07/07/2025	22,636
UBS AG	INR500,000,000	5,829,204	07/07/2025	(49)
UBS AG	INR440,000,000	5,144,213	07/07/2025	14,471
UBS AG	MXN390,000,000	20,630,973	07/07/2025	(3,948)
UBS AG	CZK40,000,000	1,899,710	07/07/2025	(173)
UBS AG	MXN170,000,000	8,965,471	08/05/2025	(2,030)
Westpac Banking Corp.	USD1,052,650	20,000,000	07/07/2025	5,551
Westpac Banking Corp.	USD6,981,516	132,000,000	07/07/2025	2,611
Total				$141,589

BRL	Brazilian Real
CZK	Czech Koruna
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso

During the period ended June 30, 2025, the average notional value related to forward foreign currency exchange contracts was $76,415,243.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,974,014,580	$—	$1,974,014,580
Short-Term Investments	40,457,612	—	—	40,457,612
TOTAL INVESTMENTS	$40,457,612	$1,974,014,580	$—	$2,014,472,192
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$254,224	$—	$254,224
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(112,635)	—	(112,635)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$141,589	$—	$141,589

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,777,202	$3,777,202	$129,891,772	$132,856,337	$—	$—	812,637	$812,637	$65,067
State Street Navigator Securities Lending Portfolio II	25,029,574	25,029,574	58,589,864	43,974,463	—	—	39,644,975	39,644,975	30,439
Total		$28,806,776	$188,481,636	$176,830,800	$—	$—		$40,457,612	$95,506
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AUSTRALIA — 1.0%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$345,318
Series MTN, 4.95%, 2/5/2029	AUD	200,000	135,107
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	342,302
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	134,733
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	296,000	334,537
Series GMTN, 2.13%, 5/24/2028	EUR	500,000	582,035
Series MTN, 2.90%, 2/25/2027	AUD	750,000	484,897
Series EMTN, 3.13%, 2/28/2030	EUR	400,000	476,231
Series MTN, 4.85%, 3/22/2029	AUD	200,000	134,698
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	350,000	431,228
Westpac Banking Corp.:
Series MTN, 5.00%, 1/15/2029	AUD	100,000	67,675
Series MTN, 5.10%, 5/14/2029	AUD	500,000	339,861
			3,808,622
AUSTRIA — 0.0% *
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	200,460
BELGIUM — 2.2%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	700,000	802,321
Series EMTN, 1.15%, 1/22/2027	EUR	700,000	807,703
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	111,826
Series EMTN, 1.65%, 3/28/2031	EUR	600,000	654,830
Series EMTN, 2.00%, 3/17/2028 (a)	EUR	670,000	782,956
Series EMTN, 2.75%, 3/17/2036	EUR	550,000	600,037
Series EMTN, 2.88%, 4/2/2032	EUR	500,000	579,150
Series EMTN, 3.38%, 5/19/2033	EUR	500,000	590,476
Series EMTN, 3.45%, 9/22/2031	EUR	400,000	480,583
Security Description		Principal Amount	Value
Series EMTN, 3.70%, 4/2/2040	EUR	450,000	$517,826
Series EMTN, 3.75%, 3/22/2037	EUR	500,000	590,191
Series EMTN, 3.88%, 5/19/2038	EUR	500,000	589,085
Series EMTN, 3.95%, 3/22/2044	EUR	550,000	632,775
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (b)	EUR	300,000	370,322
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (b)	EUR	200,000	241,039
			8,351,120
CANADA — 1.1%
Bank of Montreal Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (b)	EUR	273,000	328,761
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	200,000	239,459
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	400,000	458,512
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	450,000	513,505
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	556,689
Series EMTN, 2.55%, 8/3/2027	EUR	450,000	529,405
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	399,876
Series EMTN, 3.13%, 8/3/2032	EUR	400,000	461,770
Series GMTN, 3.56%, 4/16/2031	EUR	200,000	239,012
Series EMTN, 3.63%, 12/13/2029	EUR	300,000	361,128
			4,088,117
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	300,000	325,938
DENMARK — 1.5%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	300,000	354,199
Series EMTN, 3.25%, 2/28/2032	EUR	350,000	409,861
Series EMTN, 3.50%, 2/28/2035	EUR	350,000	407,224

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (b)	EUR	350,000	$432,938
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (b)	EUR	300,000	375,951
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	358,000	473,525
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	300,000	356,416
Series EMTN, 3.25%, 11/6/2030	EUR	400,000	472,858
Novo Nordisk Finance Netherlands BV:
Series EMTN, 2.38%, 5/27/2028	EUR	400,000	469,181
Series EMTN, 2.88%, 8/27/2030	EUR	300,000	353,514
Series EMTN, 3.13%, 1/21/2029	EUR	150,000	179,564
Series EMTN, 3.25%, 1/21/2031	EUR	400,000	479,702
Series EMTN, 3.38%, 5/21/2034	EUR	500,000	592,388
Series EMTN, 3.63%, 5/27/2037	EUR	400,000	471,507
			5,828,828
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027 (a)	EUR	500,000	567,797
Series EMTN, 0.50%, 11/2/2028	EUR	300,000	328,835
Series EMTN, 1.13%, 2/16/2027	EUR	200,000	230,272
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	342,961
Series EMTN, 2.50%, 5/23/2029 (a)	EUR	300,000	348,657
Series EMTN, 2.75%, 5/2/2030 (a)	EUR	300,000	351,049
3.38%, 6/11/2029	EUR	300,000	361,384
Series EMTN, 3.63%, 3/15/2034	EUR	250,000	298,633
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	429,115
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	400,000	444,290
			3,702,993
Security Description		Principal Amount	Value
FRANCE — 20.4%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028 (a)	EUR	200,000	$228,534
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	334,941
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	456,602
Series EMTN, 2.38%, 6/9/2040	EUR	300,000	297,625
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	346,415
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	220,599
Series EMTN, 1.38%, 2/21/2031	EUR	400,000	429,331
Ayvens SA:
3.88%, 2/22/2027	EUR	400,000	480,381
3.88%, 1/24/2028	EUR	200,000	241,737
Series EMTN, 4.88%, 10/6/2028 (a)	EUR	400,000	498,882
Banque Federative du Credit Mutuel SA:
0.25%, 7/19/2028 (a)	EUR	400,000	436,279
Series EMTN, 0.63%, 11/3/2028 (a)	EUR	400,000	437,373
Series EMTN, 0.63%, 2/21/2031	EUR	400,000	405,709
Series EMTN, 0.75%, 1/17/2030 (a)	EUR	300,000	318,073
Series EMTN, 1.13%, 1/19/2032 (a)	EUR	600,000	610,471
Series EMTN, 1.25%, 5/26/2027	EUR	600,000	690,618
1.25%, 6/3/2030 (a)	EUR	300,000	321,961
Series EMTN, 1.38%, 7/16/2028	EUR	400,000	452,593
Series EMTN, 1.75%, 3/15/2029	EUR	400,000	451,818
Series EMTN, 2.63%, 11/6/2029	EUR	500,000	578,398
Series EMTN, 3.00%, 5/7/2030	EUR	100,000	117,232
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	476,644
Series EMTN, 3.25%, 10/17/2031	EUR	300,000	352,984
Series EMTN, 3.63%, 3/7/2035	EUR	300,000	349,443
Series EMTN, 3.75%, 2/1/2033	EUR	400,000	481,029
Series EMTN, 3.75%, 2/3/2034	EUR	500,000	596,648

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.88%, 1/26/2028	EUR	200,000	$242,824
Series EMTN, 4.13%, 3/13/2029	EUR	500,000	613,586
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	123,271
Series EMTN, 4.38%, 5/2/2030	EUR	400,000	494,186
Series EMTN, 4.75%, 11/10/2031	EUR	500,000	630,724
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	229,182
Series EMTN, 0.63%, 12/3/2032 (a)	EUR	500,000	480,543
Series EMTN, 1.25%, 7/13/2031	GBP	400,000	440,417
Series EMTN, 1.38%, 5/28/2029 (a)	EUR	500,000	555,358
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	114,169
Series EMTN, 1.50%, 5/25/2028 (a)	EUR	500,000	573,078
1.88%, 12/14/2027	GBP	200,000	257,674
Series EMTN, 2.10%, 4/7/2032	EUR	600,000	647,220
Series EMTN, 3.63%, 9/1/2029	EUR	400,000	483,763
Series EMTN, 4.10%, 2/13/2034 (a)	EUR	400,000	487,335
Series EMTN, 4.13%, 5/24/2033	EUR	300,000	374,988
Series EMTN, 5.75%, 6/13/2032	GBP	400,000	565,668
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 5/30/2028 (b)	EUR	200,000	226,182
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	500,000	568,848
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (b)	EUR	400,000	431,135
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (b)	EUR	500,000	561,629
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (b)	EUR	400,000	449,667
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (b)	EUR	300,000	363,821
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (b)	EUR	400,000	430,929
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (b)	EUR	500,000	610,411
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (b)	EUR	500,000	$619,911
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (a) (b)	EUR	500,000	597,181
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (b)	EUR	700,000	824,280
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a) (b)	EUR	300,000	370,060
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (b)	EUR	400,000	489,275
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 3.98%, 5/6/2036 (b)	EUR	500,000	596,141
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (b)	EUR	500,000	629,492
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	200,000	284,912
Bouygues SA:
0.50%, 2/11/2030	EUR	300,000	317,069
1.13%, 7/24/2028 (a)	EUR	200,000	225,233
1.38%, 6/7/2027	EUR	400,000	460,665
2.25%, 6/29/2029 (a)	EUR	500,000	576,504
3.25%, 6/30/2037	EUR	100,000	112,877
3.88%, 7/17/2031	EUR	300,000	366,268
4.63%, 6/7/2032 (a)	EUR	500,000	633,260
5.38%, 6/30/2042	EUR	300,000	398,970
BPCE SA:
0.25%, 1/14/2031	EUR	500,000	505,480
Series EMTN, 0.50%, 2/24/2027 (a)	EUR	200,000	227,851
Series EMTN, 0.75%, 3/3/2031 (a)	EUR	300,000	306,579
Series EMTN, 1.00%, 10/5/2028	EUR	400,000	446,162
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	402,820
Series EMTN, 1.75%, 4/26/2027	EUR	200,000	232,116
Series EMTN, 3.50%, 1/25/2028	EUR	300,000	361,109
Series EMTN, 3.88%, 1/11/2029	EUR	300,000	363,200
Series EMTN, 3.88%, 1/25/2036 (a)	EUR	400,000	479,933
Series EMTN, 4.00%, 11/29/2032	EUR	500,000	615,145

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.38%, 7/13/2028	EUR	200,000	$245,933
Series EMTN, 4.50%, 1/13/2033	EUR	300,000	371,372
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (b)	EUR	500,000	573,596
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (b)	EUR	400,000	467,724
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (b)	EUR	300,000	362,361
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (b)	EUR	400,000	477,809
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (b)	EUR	400,000	495,692
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (a) (b)	EUR	300,000	363,936
Capgemini SE:
2.00%, 4/15/2029	EUR	300,000	343,540
2.38%, 4/15/2032	EUR	300,000	337,466
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	440,711
Series EMTN, 3.38%, 4/8/2030	EUR	400,000	478,202
Series EMTN, 3.63%, 4/8/2034 (a)	EUR	300,000	356,050
Series EMTN, 3.75%, 11/29/2026 (a)	EUR	300,000	358,362
Series EMTN, 3.88%, 11/29/2030 (a)	EUR	200,000	244,241
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	400,000	442,603
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	222,163
Series EMTN, 0.38%, 4/20/2028	EUR	500,000	553,829
Series EMTN, 0.88%, 1/14/2032	EUR	400,000	403,702
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	329,907
Series EMTN, 1.13%, 2/24/2029	EUR	300,000	333,646
Series EMTN, 1.13%, 7/12/2032	EUR	300,000	302,503
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	461,571
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	226,057
Security Description		Principal Amount	Value
Series EMTN, 1.88%, 12/20/2026	EUR	500,000	$583,787
Series EMTN, 2.50%, 8/29/2029 (a)	EUR	200,000	233,068
Series EMTN, 3.13%, 2/26/2032	EUR	400,000	469,796
Series EMTN, 3.38%, 7/28/2027	EUR	400,000	479,862
3.50%, 9/26/2034 (a)	EUR	400,000	464,465
Series EMTN, 3.75%, 1/22/2034	EUR	500,000	601,879
Series EMTN, 3.75%, 5/27/2035	EUR	400,000	469,947
Series EMTN, 3.88%, 4/20/2031	EUR	400,000	489,421
Series EMTN, 3.88%, 11/28/2034	EUR	500,000	605,054
Series EMTN, 4.00%, 1/18/2033	EUR	100,000	123,100
Series EMTN, 4.13%, 3/7/2030	EUR	300,000	371,842
Series EMTN, 4.13%, 2/26/2036	EUR	400,000	485,236
Series EMTN, 4.38%, 11/27/2033	EUR	300,000	371,879
4.88%, 10/23/2029	GBP	200,000	276,164
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (b)	GBP	300,000	416,437
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	500,000	545,869
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (b)	EUR	400,000	489,539
Series EMTN, 1 yr. U.K. Government Bond + 1.20%, 5.50%, 7/31/2032 (b)	GBP	200,000	279,204
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	359,052
Danone SA Series EMTN, 1.21%, 11/3/2028	EUR	500,000	561,587
Dassault Systemes SE 0.38%, 9/16/2029 (a)	EUR	300,000	320,154
Engie SA:
Series EMTN, 0.50%, 10/24/2030	EUR	300,000	309,720
Series EMTN, 3.63%, 1/11/2030	EUR	300,000	362,626
Series EMTN, 4.00%, 1/11/2035	EUR	400,000	481,934
Series EMTN, 5.00%, 10/1/2060 (a)	GBP	250,000	279,666
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	336,290

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.50%, 6/5/2028	EUR	500,000	$556,405
0.75%, 11/27/2031	EUR	300,000	306,022
Series EMTN, 2.63%, 1/10/2030	EUR	200,000	233,450
Series EMTN, 2.88%, 3/5/2029	EUR	400,000	473,382
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031 (a)	EUR	400,000	425,942
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	500,000	558,917
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	400,000	460,556
Series EMTN, 3.63%, 9/5/2031	EUR	300,000	353,136
Series EMTN, 3.88%, 9/5/2035 (a)	EUR	300,000	344,685
L'Oreal SA Series EMTN, 2.88%, 5/19/2028	EUR	400,000	476,020
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028	EUR	500,000	553,622
0.38%, 2/11/2031	EUR	500,000	513,812
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	131,021
Series EMTN, 2.63%, 3/7/2029	EUR	400,000	469,270
Series EMTN, 3.25%, 9/7/2029	EUR	200,000	239,776
Series EMTN, 3.50%, 9/7/2033	EUR	500,000	598,402
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	300,000	293,501
Series EMTN, 0.63%, 12/16/2033	EUR	300,000	283,391
Series EMTN, 1.38%, 3/20/2028	EUR	400,000	457,666
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	111,206
Series EMTN, 1.88%, 9/12/2030	EUR	400,000	446,225
Series EMTN, 2.00%, 1/15/2029 (a)	EUR	400,000	461,016
Series EMTN, 3.25%, 1/15/2032	GBP	300,000	375,218
Series EMTN, 8.13%, 1/28/2033	EUR	536,000	831,123
Pernod Ricard SA 1.75%, 4/8/2030	EUR	200,000	222,609
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028 (a)	EUR	400,000	442,005
Security Description		Principal Amount	Value
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	$450,108
Series EMTN, 0.75%, 1/25/2027	EUR	600,000	687,033
1.25%, 6/12/2030	EUR	200,000	214,280
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	562,253
Series EMTN, 2.13%, 9/27/2028	EUR	200,000	230,301
Series EMTN, 2.63%, 5/30/2029 (a)	EUR	300,000	352,504
3.00%, 2/12/2027 (a)	EUR	400,000	473,836
Series EMTN, 4.00%, 11/16/2027	EUR	600,000	729,773
4.13%, 6/2/2027	EUR	600,000	727,904
Series EMTN, 4.13%, 11/21/2028	EUR	100,000	123,095
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	502,353
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (b)	EUR	400,000	457,532
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	500,000	548,590
3 mo. EUR EURIBOR + 1.35%, 3.63%, 11/13/2030 (b)	EUR	200,000	238,230
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 3.38%, 5/14/2030 (b)	EUR	500,000	590,731
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (b)	EUR	600,000	743,890
Series EMTN, 3 mo. EUR EURIBOR + 1.73%, 4.13%, 5/14/2036 (b)	EUR	400,000	474,683
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a) (b)	EUR	500,000	610,896
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (b)	EUR	300,000	375,929
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	400,000	439,188
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	600,000	688,249
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	400,000	445,484
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	578,076
Series EMTN, 1.62%, 5/18/2040	EUR	300,000	263,370

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.99%, 4/8/2032	EUR	600,000	$658,215
Series EMTN, 3.08%, 7/1/2031 (c)	EUR	300,000	352,169
Series EMTN, 3.16%, 3/3/2033	EUR	300,000	348,463
Series EMTN, 3.65%, 7/1/2035 (c)	EUR	300,000	351,215
Series EMTN, 3.85%, 3/3/2045	EUR	400,000	444,728
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	227,141
Series EMTN, 1.38%, 12/4/2031	EUR	200,000	205,971
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	400,000	453,508
Series EMTN, 1.75%, 9/26/2030	EUR	400,000	443,832
			78,583,883
GERMANY — 10.6%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	200,000	242,103
Amprion GmbH 3.97%, 9/22/2032	EUR	300,000	363,458
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	300,000	336,291
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	337,743
0.88%, 11/15/2027 (a)	EUR	300,000	341,793
1.50%, 3/17/2031	EUR	400,000	430,835
Bayer AG:
0.38%, 1/12/2029	EUR	500,000	538,372
0.63%, 7/12/2031	EUR	500,000	502,112
0.75%, 1/6/2027	EUR	400,000	457,028
1.13%, 1/6/2030	EUR	300,000	323,604
Series EMTF, 1.38%, 7/6/2032	EUR	500,000	507,133
Series EMTN, 4.63%, 5/26/2033	EUR	450,000	559,734
Bayer Capital Corp. BV 2.13%, 12/15/2029	EUR	300,000	339,427
BMW Finance NV:
Series EMTN, 1.50%, 2/6/2029	EUR	350,000	395,888
Series EMTN, 2.63%, 5/20/2028	EUR	200,000	235,308
BMW International Investment BV:
Series EMTN, 3.00%, 8/27/2027	EUR	450,000	534,487
Security Description		Principal Amount	Value
Series EMTN, 3.13%, 7/22/2029	EUR	300,000	$356,269
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	400,000	475,658
Series EMTN, 3.38%, 2/2/2034	EUR	350,000	404,132
Commerzbank AG Series EMTN, 0.50%, 12/4/2026	EUR	250,000	286,339
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	600,000	696,212
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (b)	EUR	400,000	419,438
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	300,000	330,175
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.00%, 6/16/2029 (b)	EUR	300,000	352,247
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 3.38%, 2/13/2031 (b)	EUR	400,000	470,341
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (b)	EUR	400,000	484,224
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a) (b)	EUR	500,000	580,181
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	400,000	485,227
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	400,000	488,786
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	500,000	626,000
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (b)	GBP	300,000	428,098
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	200,000	238,912
3.88%, 9/28/2033	EUR	500,000	612,814
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	300,000	352,507
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	340,682
Series EMTN, 1.75%, 3/25/2031	EUR	300,000	334,879
Series EMTN, 3.63%, 2/3/2045	EUR	300,000	328,714

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	550,000	$631,163
Series EMTN, 2.00%, 12/1/2029	EUR	270,000	311,890
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	350,000	392,527
Series EMTN, 5.88%, 10/30/2037	GBP	300,000	414,964
Series EMTN, 6.13%, 7/6/2039	GBP	350,000	489,884
Series EMTN, 6.25%, 6/3/2030	GBP	300,000	439,141
Series EMTN, 6.38%, 6/7/2032	GBP	340,000	501,664
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	147,845
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	351,000	394,713
Series EMTN, 3.88%, 1/12/2035	EUR	300,000	362,493
Series EMTN, 4.13%, 3/25/2044	EUR	300,000	350,125
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	300,000	349,399
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	218,829
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	350,000	369,109
Series EMTN, 0.75%, 3/11/2033	EUR	450,000	438,608
Series EMTN, 1.00%, 11/15/2027 (a)	EUR	250,000	285,527
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	235,106
Series EMTN, 1.38%, 5/11/2028	EUR	500,000	570,048
Series EMTN, 1.50%, 7/3/2029	EUR	350,000	393,020
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	400,000	404,048
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026	EUR	290,000	331,777
Series EMTN, 0.63%, 5/6/2027	EUR	116,000	132,439
Series EMTN, 2.00%, 8/22/2026	EUR	400,000	467,953
Security Description		Principal Amount	Value
Series EMTN, 3.25%, 11/15/2030	EUR	484,000	$573,449
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	363,613
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030 (a)	EUR	400,000	483,092
Series EMTN, 4.00%, 6/2/2035 (a)	EUR	300,000	360,862
Series EMTN, 4.38%, 6/2/2043	EUR	500,000	590,832
RWE AG Series EMTN, 2.75%, 5/24/2030	EUR	340,000	396,968
SAP SE:
1.25%, 3/10/2028 (a)	EUR	500,000	572,319
1.63%, 3/10/2031	EUR	400,000	441,215
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029 (a)	EUR	300,000	326,018
Series EMTN, 0.25%, 2/20/2029	EUR	400,000	434,448
Series EMTN, 0.50%, 9/5/2034	EUR	350,000	335,112
Series EMTN, 1.38%, 9/6/2030	EUR	300,000	331,102
Series EMTN, 2.63%, 5/27/2029 (a)	EUR	300,000	353,141
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	119,975
Series EMTN, 3.00%, 11/22/2028	EUR	400,000	478,201
Series EMTN, 3.00%, 9/8/2033	EUR	300,000	351,027
Series EMTN, 3.13%, 5/22/2032 (a)	EUR	500,000	593,722
Series EMTN, 3.38%, 8/24/2031	EUR	400,000	481,875
3.38%, 2/22/2037	EUR	300,000	345,520
Series EMTN, 3.63%, 5/27/2036	EUR	400,000	472,993
3.63%, 2/22/2044	EUR	400,000	447,810
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029 (a)	EUR	400,000	432,614
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	300,000	338,978
Series EMTN, 0.88%, 1/31/2028 (a)	EUR	400,000	447,867
3.25%, 5/19/2027	EUR	400,000	474,702
3.63%, 5/19/2029	EUR	300,000	356,770
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	500,000	552,277

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	$110,315
Series 10Y, 1.88%, 3/30/2027	EUR	800,000	927,737
3.25%, 11/18/2030 (a)	EUR	400,000	469,058
4.13%, 11/16/2038	EUR	400,000	470,127
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	350,000	402,235
Series EMTN, 3.88%, 10/11/2028	EUR	200,000	241,266
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	216,850
Series EMTN, 0.38%, 6/16/2027	EUR	500,000	561,973
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	211,017
Series EMTN, 0.75%, 9/1/2032	EUR	400,000	385,524
1.00%, 6/16/2033	EUR	400,000	383,123
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	400,000	442,926
1.82%, 9/25/2031	EUR	200,000	206,465
			40,654,541
IRELAND — 0.1%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	350,000	408,926
ITALY — 5.5%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030 (a)	EUR	400,000	436,987
Series EMTN, 2.38%, 11/25/2033	EUR	250,000	261,589
Autostrade per l'Italia SpA:
2.00%, 12/4/2028 (a)	EUR	200,000	228,287
2.00%, 1/15/2030	EUR	500,000	559,633
Enel Finance International NV:
Series EMTN, 0.25%, 6/17/2027 (d)	EUR	500,000	563,226
Series EMTN, 0.38%, 6/17/2027	EUR	300,000	338,789
Series EMTN, 0.63%, 5/28/2029 (d)	EUR	250,000	270,144
Series EMTN, 0.75%, 6/17/2030 (d)	EUR	450,000	474,344
Series EMTN, 0.88%, 9/28/2034	EUR	450,000	414,663
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	173,904
Series EMTN, 1.13%, 9/16/2026	EUR	250,000	289,435
Security Description		Principal Amount	Value
Series EMTN, 2.88%, 4/11/2029	GBP	300,000	$387,262
Series EMTN, 3.88%, 3/9/2029	EUR	300,000	366,659
Series EMTN, 3.88%, 1/23/2035	EUR	300,000	357,017
Series EMTN, 5.75%, 9/14/2040	GBP	415,000	556,770
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	400,000	441,735
Series EMTN, 0.63%, 1/23/2030	EUR	400,000	423,872
Series EMTN, 2.00%, 5/18/2031 (a)	EUR	350,000	386,461
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	363,066
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	350,000	418,263
Series EMTN, 4.25%, 5/19/2033	EUR	300,000	368,147
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028 (a)	EUR	500,000	560,363
Series EMTN, 1.00%, 11/19/2026	EUR	200,000	231,036
Series EMTN, 1.75%, 3/20/2028	EUR	550,000	632,444
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	225,191
Series EMTN, 3.63%, 10/16/2030	EUR	400,000	483,119
Series EMTN, 4.75%, 9/6/2027 (a)	EUR	500,000	614,452
Series EMTN, 4.88%, 5/19/2030	EUR	320,000	406,922
Series EMTN, 5.13%, 8/29/2031	EUR	400,000	517,581
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	294,165
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (b)	EUR	526,000	629,831
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	300,000	366,612
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	350,000	413,979
Nexi SpA 2.13%, 4/30/2029 (a)	EUR	400,000	447,009
Snam SpA:
Series EMTN, 3.25%, 7/1/2032 (c)	EUR	300,000	348,960
Series EMTN, 3.88%, 2/19/2034 (a)	EUR	382,000	457,832

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	300,000	$345,109
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031 (a)	EUR	482,000	502,906
Series EMTN, 3.73%, 6/10/2035	EUR	300,000	351,540
Series EMTN, 4.00%, 3/5/2034	EUR	400,000	482,571
4.20%, 6/11/2034	EUR	300,000	361,022
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	500,000	555,824
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (b)	EUR	500,000	585,715
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	600,000	687,893
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.10%, 6/10/2031 (b)	EUR	300,000	352,560
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.80%, 1/16/2033 (b)	EUR	150,000	177,526
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a) (b)	EUR	350,000	429,020
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (b)	EUR	300,000	369,616
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (b)	EUR	425,000	526,036
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (b)	EUR	450,000	551,873
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030 (a)	EUR	300,000	356,561
			21,345,521
JAPAN — 1.4%
Mitsubishi UFJ Financial Group, Inc.:
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (b)	EUR	400,000	475,942
Series EMTN, 3 mo. EUR EURIBOR + 1.34%, 3.87%, 6/10/2036 (b)	EUR	200,000	236,654
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	350,000	362,985
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	200,000	$218,452
NTT Finance Corp.:
0.34%, 3/3/2030	EUR	400,000	413,951
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	654,838
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	644,741
Sumitomo Mitsui Financial Group, Inc. Series EMTN, 0.63%, 10/23/2029	EUR	400,000	426,937
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	500,000	516,092
2.00%, 7/9/2040	EUR	300,000	270,878
2.25%, 11/21/2026 (a)	EUR	500,000	585,549
3.00%, 11/21/2030	EUR	500,000	584,984
			5,392,003
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	200,000	229,125
NETHERLANDS — 4.7%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	426,023
0.60%, 1/15/2027	EUR	300,000	343,021
1.00%, 6/2/2033	EUR	100,000	97,951
Series EMTN, 1.25%, 1/20/2034	EUR	400,000	393,091
Series EMTN, 2.75%, 6/4/2029 (a)	EUR	200,000	235,514
Series EMTN, 3.13%, 1/21/2030	EUR	500,000	595,426
Series EMTN, 3.88%, 12/21/2026	EUR	300,000	360,342
Series EMTN, 3.88%, 1/15/2032	EUR	400,000	483,371
Series EMTN, 4.00%, 1/16/2028	EUR	400,000	487,276
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	370,843
4.38%, 10/20/2028	EUR	400,000	493,365
4.50%, 11/21/2034 (a)	EUR	300,000	381,259
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	116,363
Ayvens Bank NV Series EMTN, 0.25%, 9/7/2026	EUR	200,000	228,879
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	315,229
Series GMTN, 1.38%, 2/3/2027	EUR	500,000	579,120
Series GMTN, 3.82%, 7/26/2034	EUR	300,000	361,363

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 3.91%, 11/3/2026	EUR	100,000	$120,084
Series EMTN, 4.00%, 1/10/2030	EUR	400,000	491,479
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	600,000	684,819
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	400,000	490,096
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a) (b)	EUR	400,000	485,737
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	228,424
Series EMTN, 2.00%, 9/20/2028 (a)	EUR	200,000	230,089
Series EMTN, 2.50%, 11/15/2030	EUR	200,000	227,861
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	600,000	658,027
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	500,000	533,611
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	600,000	670,299
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (b)	EUR	600,000	696,353
3 mo. EUR EURIBOR + 1.10%, 3.50%, 9/3/2030 (b)	EUR	500,000	597,141
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	400,000	442,659
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.38%, 11/19/2032 (b)	EUR	400,000	470,109
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (b)	EUR	500,000	573,908
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (b)	EUR	400,000	472,793
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	600,000	737,930
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (b)	EUR	500,000	604,826
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (b)	EUR	400,000	485,041
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (b)	EUR	400,000	$484,781
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	500,000	632,816
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (b)	EUR	200,000	261,797
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (b)	GBP	200,000	253,177
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	300,000	353,526
			18,155,819
NORWAY — 0.9%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (b)	GBP	200,000	271,965
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (b)	EUR	450,000	495,349
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	300,000	341,575
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	200,000	243,605
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (b)	EUR	308,000	364,709
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (b)	EUR	400,000	487,263
Series EMTN, 3 mo. EUR EURIBOR + 1.02%, 3.00%, 11/29/2030 (b)	EUR	300,000	351,827
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027 (a)	EUR	300,000	361,679
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	400,000	471,405
			3,389,377
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	400,000	450,585
SPAIN — 5.7%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	116,670

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.00%, 3/27/2031	EUR	400,000	$465,563
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	228,943
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	228,333
Series GMTN, 3.38%, 9/20/2027	EUR	600,000	719,093
Series EMTN, 3.50%, 3/26/2031	EUR	100,000	120,719
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	400,000	489,504
Series GMTN, 4.38%, 10/14/2029	EUR	600,000	750,942
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	100,000	112,518
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	400,000	500,039
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028 (a)	EUR	300,000	331,083
Series EMTN, 0.50%, 2/4/2027	EUR	500,000	570,303
Series EMTN, 1.00%, 11/4/2031 (a)	EUR	400,000	408,180
Series EMTN, 1.13%, 6/23/2027	EUR	300,000	344,065
Series EMTN, 3.25%, 5/27/2032	EUR	300,000	351,665
Series EMTN, 3.50%, 10/2/2032	EUR	200,000	235,471
Series EMTN, 3.50%, 2/17/2035 (a)	EUR	300,000	347,641
Series EMTN, 3.75%, 1/9/2034	EUR	600,000	723,079
Series EMTN, 3.88%, 1/16/2028	EUR	500,000	605,788
Series EMTN, 3.88%, 4/22/2029	EUR	300,000	364,783
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	124,424
Series EMTN, 4.88%, 10/18/2031	EUR	800,000	1,018,370
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (b)	EUR	300,000	331,876
Series EMTN, 1 yr. EUR Swap + 0.95%, 3.50%, 1/9/2028 (b)	EUR	600,000	714,911
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (b)	EUR	300,000	360,008
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (b)	EUR	400,000	$481,936
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.00%, 3.25%, 4/2/2029 (b)	EUR	800,000	950,901
CaixaBank SA:
Series EMTN, 3.38%, 6/26/2035	EUR	200,000	230,828
Series EMTN, 3.75%, 9/7/2029 (a)	EUR	400,000	488,429
Series EMTN, 4.25%, 9/6/2030	EUR	400,000	497,687
Series EMTN, 4.38%, 11/29/2033	EUR	300,000	378,114
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (b)	EUR	400,000	443,822
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a) (b)	EUR	300,000	340,743
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a) (b)	EUR	200,000	228,327
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.63%, 9/19/2032 (b)	EUR	400,000	475,101
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 3.75%, 1/27/2036 (b)	EUR	100,000	117,145
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (b)	EUR	500,000	611,140
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	400,000	498,387
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (b)	EUR	400,000	513,977
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	500,000	567,805
Series EMTN, 1.50%, 6/8/2028	EUR	100,000	113,411
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	312,799
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	400,000	436,891
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	300,000	314,810
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	300,000	363,382

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Telefonica Emisiones SA:
Series EMTN, 1.20%, 8/21/2027	EUR	400,000	$456,400
Series EMTN, 1.45%, 1/22/2027	EUR	600,000	695,128
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	459,872
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	113,543
Series EMTN, 2.59%, 5/25/2031	EUR	300,000	340,228
Series EMTN, 3.70%, 1/24/2032	EUR	500,000	592,667
3.72%, 1/23/2034	EUR	300,000	347,743
			21,935,187
SWEDEN — 1.7%
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	400,000	455,095
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	220,538
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	425,218
Series EMTN, 0.75%, 8/9/2027 (a)	EUR	300,000	339,789
Series GMTN, 1.75%, 11/11/2026	EUR	200,000	233,312
Series EMTN, 3.38%, 3/19/2030	EUR	300,000	358,029
Series GMTN, 3.75%, 2/7/2028	EUR	450,000	544,706
Series EMTN, 3.88%, 5/9/2028	EUR	350,000	426,989
4.00%, 11/9/2026	EUR	200,000	240,181
Series EMTN, 4.13%, 6/29/2027	EUR	300,000	364,334
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	400,000	434,439
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	228,534
0.50%, 2/18/2030	EUR	200,000	210,947
Series EMTN, 1.38%, 2/23/2029	EUR	300,000	334,862
3.38%, 2/17/2028	EUR	500,000	601,438
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027 (a)	EUR	478,000	558,919
Series GMTN, 4.13%, 11/13/2028	EUR	400,000	492,766
			6,470,096
Security Description		Principal Amount	Value
SWITZERLAND — 2.9%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030 (a)	EUR	300,000	$310,379
Series EMTN, 2.25%, 5/26/2028	EUR	400,000	467,866
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	300,000	356,133
Richemont International Holding SA:
1.50%, 3/26/2030 (a)	EUR	400,000	442,873
2.00%, 3/26/2038	EUR	400,000	392,249
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	238,739
UBS AG:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	218,565
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	204,161
UBS Group AG:
0.25%, 2/24/2028 (a)	EUR	200,000	221,361
Series EMTN, 0.63%, 1/18/2033	EUR	463,000	443,596
0.63%, 2/24/2033	EUR	500,000	478,884
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	214,523
0.88%, 11/3/2031	EUR	400,000	406,820
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (b)	EUR	400,000	444,431
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (b)	EUR	100,000	114,859
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (b)	EUR	600,000	702,921
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (a) (b)	EUR	600,000	690,167
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 4.63%, 3/17/2028 (b)	EUR	300,000	364,642
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (b)	EUR	400,000	472,407
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (b)	EUR	600,000	741,983
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (b)	EUR	400,000	488,539

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	854,000	$1,129,214
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	262,529
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (b)	GBP	450,000	633,350
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	200,000	309,726
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	500,000	570,620
			11,321,537
UNITED KINGDOM — 9.7%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	200,000	264,311
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	134,373
Series EMTN, 3.25%, 1/17/2033	GBP	400,000	473,992
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	500,000	548,711
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (b)	EUR	500,000	626,231
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (b)	EUR	500,000	645,304
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	400,000	457,852
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (a) (b)	EUR	200,000	243,473
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (b)	EUR	400,000	493,915
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (b)	GBP	375,000	546,853
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	506,000	727,628
Series EMTN, Sterling Overnight Index Average + 1.61%, 5.75%, 7/31/2032 (b)	GBP	300,000	418,816
Security Description		Principal Amount	Value
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (b)	GBP	200,000	$276,889
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	500,000	515,842
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.38%, 3.54%, 8/14/2031 (b)	EUR	300,000	354,696
1 yr. EURIBOR ICE Swap + 1.55%, 3.94%, 1/31/2036 (b)	EUR	200,000	235,082
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	400,000	453,977
British Telecommunications PLC Series EMTN, 1.50%, 6/23/2027	EUR	350,000	403,599
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	200,000	254,507
Series EMTN, 2.63%, 9/22/2038	GBP	400,000	383,506
Series EMTN, 2.75%, 9/22/2046 (a)	GBP	200,000	162,738
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	300,000	292,053
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028	EUR	400,000	442,797
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	177,870	203,349
Diageo Finance PLC:
Series EMTN, 2.50%, 3/27/2032	EUR	200,000	225,924
3.13%, 2/28/2031	EUR	300,000	354,783
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	300,000	389,299
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	430,000	493,834
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	251,091
Series EMTN, 1.63%, 5/12/2035	GBP	200,000	201,082
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	300,000	336,031
Series EMTN, 5.88%, 5/13/2043	GBP	300,000	404,491
6.45%, 12/10/2033	GBP	200,000	292,811
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	140,840

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
HSBC Holdings PLC:
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	400,000	$530,312
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	350,000	448,336
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (b)	EUR	489,000	534,872
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a) (b)	EUR	261,000	269,976
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	625,000	752,823
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (b)	EUR	500,000	593,757
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 3.31%, 5/13/2030 (b)	EUR	400,000	473,206
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (b)	EUR	300,000	365,383
3 mo. EUR EURIBOR + 1.46%, 3.83%, 9/25/2035 (a) (b)	EUR	450,000	534,231
Series EMTN, 3 mo. EUR EURIBOR + 1.54%, 3.91%, 5/13/2034 (b)	EUR	400,000	476,460
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	300,000	378,301
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (b)	EUR	510,000	646,834
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (b)	GBP	200,000	265,860
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (b)	GBP	400,000	550,932
Series EMTN, Sterling Overnight Index Average + 1.81%, 5.81%, 5/22/2033 (b)	GBP	300,000	422,051
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	300,000	444,015
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	300,000	303,750
Series EMTN, 5.25%, 2/15/2031	EUR	400,000	508,013
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	264,000	393,982
Security Description		Principal Amount	Value
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	$460,872
Series EMTN, 1 yr. EUR Swap + 1.28%, 3.63%, 3/4/2036 (b)	EUR	400,000	463,600
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a) (b)	EUR	350,000	412,939
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	273,000	343,542
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	300,000	358,974
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (b)	EUR	300,000	361,712
Series EMTN, 1 yr. U.K. Government Bond + 1.25%, 5.25%, 10/16/2031 (b)	GBP	300,000	415,978
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	275,000	327,552
Series EMTN, 4.00%, 1/17/2030	EUR	300,000	366,380
Series EMTN, 4.25%, 6/17/2035	EUR	400,000	485,643
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032 (a)	GBP	200,000	282,435
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	300,000	366,406
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	300,000	353,605
Series EMTN, 4.50%, 11/1/2026	EUR	300,000	362,368
Series EMTN, 6.13%, 8/21/2028	GBP	200,000	286,573
Series EMTN, 1 yr. GBP SONIA ICE Swap + 1.08%, 5.53%, 1/13/2033 (b)	GBP	400,000	556,785
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	374,000	450,671
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (b)	EUR	300,000	354,737

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	340,000	$453,417
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	435,229
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.24%, 5/13/2030 (b)	EUR	300,000	355,016
Series EMTN, 3 mo. EUR EURIBOR + 1.52%, 3.99%, 5/13/2036 (b)	EUR	400,000	475,845
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	300,000	370,891
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (b)	EUR	400,000	485,153
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (b)	EUR	300,000	356,290
NatWest Markets PLC:
Series EMTN, 1.38%, 3/2/2027	EUR	300,000	346,667
Series EMTN, 2.75%, 11/4/2027	EUR	600,000	708,515
Series EMTN, 3.13%, 1/10/2030	EUR	400,000	473,122
Series EMTN, 6.38%, 11/8/2027	GBP	100,000	142,344
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (b)	GBP	200,000	281,952
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	300,000	356,763
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (b)	EUR	300,000	365,387
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a) (b)	EUR	300,000	376,925
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (b)	EUR	350,000	416,119
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	350,000	442,038
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	400,000	450,582
University of Oxford 2.54%, 12/8/2117	GBP	340,000	221,758
Security Description		Principal Amount	Value
Vodafone Group PLC:
Series EMTN, 1.63%, 11/24/2030	EUR	490,000	$537,286
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	153,562
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	177,535
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	93,998
2.52%, 2/7/2118	GBP	100,000	64,389
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	200,000	174,800
			37,270,129
UNITED STATES — 27.1%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	400,000	465,471
Alphabet, Inc.:
2.50%, 5/6/2029	EUR	500,000	586,760
3.00%, 5/6/2033	EUR	500,000	582,326
3.38%, 5/6/2037	EUR	500,000	576,185
3.88%, 5/6/2045	EUR	300,000	348,578
4.00%, 5/6/2054	EUR	300,000	346,315
Altria Group, Inc.:
2.20%, 6/15/2027 (a)	EUR	200,000	234,565
3.13%, 6/15/2031	EUR	400,000	462,191
American Express Co. 3 mo. EUR EURIBOR + 1.10%, 3.43%, 5/20/2032 (b)	EUR	300,000	355,202
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	450,000	490,745
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	380,000	455,064
Amgen, Inc. 4.00%, 9/13/2029	GBP	300,000	401,799
Apple, Inc.:
0.50%, 11/15/2031	EUR	504,000	516,381
1.38%, 5/24/2029	EUR	350,000	395,166
1.63%, 11/10/2026	EUR	440,000	512,848
2.00%, 9/17/2027	EUR	200,000	234,076
3.05%, 7/31/2029	GBP	200,000	264,544
AT&T, Inc.:
0.80%, 3/4/2030	EUR	400,000	426,789
1.60%, 5/19/2028	EUR	500,000	571,926
1.80%, 9/5/2026	EUR	350,000	408,274
2.35%, 9/5/2029	EUR	400,000	459,860
2.45%, 3/15/2035	EUR	200,000	211,842
2.90%, 12/4/2026	GBP	100,000	134,018
3.15%, 6/1/2030	EUR	350,000	412,914
3.15%, 9/4/2036	EUR	571,000	630,823
3.55%, 12/17/2032	EUR	500,000	592,180
3.60%, 6/1/2033	EUR	350,000	413,910
3.95%, 4/30/2031	EUR	500,000	610,113
4.25%, 6/1/2043	GBP	350,000	379,323

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.30%, 11/18/2034	EUR	350,000	$431,102
4.38%, 9/14/2029	GBP	350,000	474,692
4.88%, 6/1/2044	GBP	300,000	349,394
Series EMTN, 7.00%, 4/30/2040	GBP	450,000	672,682
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	400,000	490,839
Series EMTN, 7.00%, 7/31/2028	GBP	150,000	220,139
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (b)	GBP	400,000	504,663
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (a) (b)	EUR	200,000	219,962
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	600,000	676,175
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	400,000	421,179
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	450,000	464,518
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	580,000	699,663
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	350,000	405,203
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.26%, 1/28/2031 (b)	EUR	550,000	650,070
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	300,000	333,301
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	550,000	572,742
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.49%, 3/10/2034 (b)	EUR	500,000	584,722
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	400,000	454,240
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	350,000	420,149
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	300,000	285,324
2.63%, 6/19/2059	GBP	300,000	219,445
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	688,996
1.13%, 3/16/2027	EUR	300,000	344,710
1.63%, 3/16/2035	EUR	300,000	300,861
Security Description		Principal Amount	Value
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	200,000	$269,238
Blackrock, Inc. 3.75%, 7/18/2035	EUR	300,000	359,352
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	300,000	348,972
4.13%, 5/12/2033	EUR	400,000	489,597
4.50%, 11/15/2031	EUR	400,000	501,882
4.75%, 11/15/2034	EUR	200,000	253,949
BorgWarner, Inc. 1.00%, 5/19/2031 (a)	EUR	270,000	274,062
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	400,000	423,188
Series EMTN, 2.52%, 4/7/2028	EUR	400,000	469,813
2.82%, 4/7/2032	EUR	350,000	398,916
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029 (a)	EUR	300,000	334,505
Series EMTN, 1.50%, 10/26/2028	EUR	300,000	341,100
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (b)	EUR	400,000	458,177
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	500,000	601,058
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	450,000	542,952
3 mo. EUR EURIBOR + 1.58%, 4.11%, 4/29/2036 (b)	EUR	400,000	479,545
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	356,000	435,758
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	322,403
1.13%, 3/9/2027	EUR	500,000	576,159
1.63%, 3/9/2035	EUR	500,000	502,021
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	300,000	342,319
0.75%, 2/20/2032	EUR	700,000	702,639
1.88%, 2/20/2036	GBP	325,000	322,097
5.25%, 9/26/2040	GBP	250,000	323,641
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	400,000	444,531
0.75%, 9/18/2031	EUR	550,000	563,188
1.35%, 9/18/2039	EUR	300,000	259,821
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	400,000	395,257
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	300,000	237,886

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	350,000	$387,800
0.84%, 6/26/2032	EUR	200,000	200,875
1.41%, 6/26/2039	EUR	400,000	340,472
FedEx Corp. 1.63%, 1/11/2027	EUR	350,000	405,934
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	400,000	461,642
2.00%, 5/21/2030	EUR	300,000	336,019
Ford Motor Credit Co. LLC:
Series EMTN, 3.62%, 7/27/2028	EUR	300,000	352,506
Series EMTN, 4.45%, 2/14/2030	EUR	300,000	357,494
4.87%, 8/3/2027	EUR	200,000	243,204
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	600,000	666,108
Series EMTN, 0.75%, 3/23/2032	EUR	300,000	300,939
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	491,326
Series EMTN, 0.88%, 1/21/2030	EUR	500,000	539,468
Series EMTN, 1.00%, 3/18/2033	EUR	375,000	373,160
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	389,416
Series EMTN, 1.50%, 12/7/2027	GBP	200,000	255,608
Series EMTN, 1.63%, 7/27/2026	EUR	436,000	508,763
Series EMTN, 2.00%, 11/1/2028	EUR	477,000	549,629
Series EMTN, 3.00%, 2/12/2031	EUR	500,000	589,240
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	389,144
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	246,165
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	200,000	265,835
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (b)	EUR	500,000	591,740
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	300,000	367,829
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	600,000	666,395
0.65%, 2/11/2032	EUR	500,000	497,999
Series EMTN, 0.88%, 2/9/2030	EUR	400,000	429,628
1.25%, 1/29/2027	EUR	350,000	404,017
Security Description		Principal Amount	Value
Series EMTN, 1.25%, 2/9/2034	EUR	400,000	$392,881
1.75%, 1/31/2031	EUR	350,000	383,827
3.15%, 2/10/2033	EUR	300,000	346,752
3.38%, 2/6/2027	EUR	500,000	595,578
3.63%, 2/6/2031	EUR	300,000	361,956
3.75%, 2/6/2035	EUR	300,000	358,830
4.00%, 2/6/2043	EUR	300,000	346,092
4.88%, 2/6/2038	GBP	200,000	254,496
Johnson & Johnson:
1.65%, 5/20/2035	EUR	400,000	408,826
3.35%, 2/26/2037	EUR	300,000	349,077
3.55%, 6/1/2044	EUR	300,000	341,478
3.70%, 2/26/2055	EUR	300,000	336,704
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	621,000	722,350
Series EMTN, 2.88%, 5/24/2028	EUR	300,000	357,273
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a) (b)	EUR	500,000	567,858
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (b)	EUR	500,000	493,936
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (b)	EUR	250,000	299,989
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	500,000	578,282
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	350,000	372,732
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	500,000	515,740
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	350,000	401,882
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	750,000	897,709
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (b)	EUR	600,000	700,668
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	750,000	853,856
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	674,000	843,673
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	100,000	114,271

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	400,000	$464,148
McDonald's Corp. Series EMTN, 3.50%, 5/21/2032	EUR	400,000	473,409
Medtronic Global Holdings SCA:
0.75%, 10/15/2032	EUR	300,000	296,313
1.00%, 7/2/2031	EUR	333,000	347,190
1.13%, 3/7/2027	EUR	550,000	632,528
1.38%, 10/15/2040 (a)	EUR	250,000	208,047
1.50%, 7/2/2039 (a)	EUR	450,000	396,753
1.63%, 3/7/2031	EUR	700,000	762,224
1.63%, 10/15/2050	EUR	250,000	176,674
1.75%, 7/2/2049	EUR	300,000	224,304
2.25%, 3/7/2039	EUR	300,000	293,993
3.00%, 10/15/2028	EUR	400,000	475,018
3.13%, 10/15/2031	EUR	250,000	293,988
3.38%, 10/15/2034	EUR	100,000	116,918
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	233,699
Microsoft Corp. 3.13%, 12/6/2028	EUR	550,000	661,884
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	115,957
Series GMTN, 1.88%, 4/27/2027	EUR	634,000	738,943
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	133,058
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (b)	EUR	519,000	593,681
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	400,000	418,205
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	500,000	544,503
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	450,000	454,538
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	500,000	604,394
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	500,000	599,907
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	600,000	692,066
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	769,000	946,956
3 mo. EUR EURIBOR + 1.32%, 3.52%, 5/22/2031 (b)	EUR	600,000	715,791
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.55%, 4.10%, 5/22/2036 (b)	EUR	350,000	$420,363
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	652,000	802,620
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	500,000	648,088
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (b)	GBP	400,000	539,652
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	500,000	714,699
Nestle Finance International Ltd.:
0.38%, 5/12/2032	EUR	300,000	298,027
Series EMTN, 1.50%, 4/1/2030	EUR	456,000	510,485
Netflix, Inc.:
3.63%, 5/15/2027	EUR	275,000	329,887
3.63%, 6/15/2030	EUR	400,000	485,931
3.88%, 11/15/2029	EUR	300,000	367,765
4.63%, 5/15/2029	EUR	400,000	501,441
Novartis Finance SA Zero Coupon, 9/23/2028 (a)	EUR	400,000	435,230
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	300,000	333,665
0.75%, 10/14/2033	EUR	361,000	348,208
Pfizer Netherlands International Finance BV 3.25%, 5/19/2032 (a)	EUR	300,000	355,809
Pfizer, Inc. 2.74%, 6/15/2043	GBP	500,000	456,728
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	246,159
Robert Bosch Finance LLC Series EMTN, 2.75%, 5/28/2028	EUR	200,000	235,638
Sanofi SA:
Series EMTN, 0.50%, 1/13/2027	EUR	400,000	457,421
Series 12FX, 1.38%, 3/21/2030	EUR	600,000	664,094
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	333,681
Series EMTN, 1.75%, 9/10/2026	EUR	400,000	467,194
Series 20FX, 1.88%, 3/21/2038	EUR	400,000	395,617
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	300,000	347,723
2.00%, 5/6/2032	EUR	200,000	216,911

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	600,000	$670,478
Series EMTN, 0.50%, 11/8/2031	EUR	300,000	302,919
Series EMTN, 0.75%, 8/15/2028 (a)	EUR	300,000	335,285
Series EMTN, 0.88%, 11/8/2039	EUR	400,000	313,770
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	227,622
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	205,003
Series EMTN, 1.50%, 4/7/2028 (a)	EUR	150,000	172,450
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	465,206
Series EMTN, 1.88%, 4/7/2032	EUR	400,000	434,520
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	500,000	568,084
Series EMTN, 0.75%, 1/18/2029 (a)	EUR	500,000	541,359
Series EMTN, 1.25%, 6/20/2033	EUR	500,000	468,547
Series EMTN, 2.75%, 4/1/2032 (a)	EUR	382,000	415,298
Series EMTN, 4.25%, 6/16/2031	EUR	200,000	239,293
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	400,000	487,165
4.50%, 7/7/2028	EUR	100,000	122,555
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	550,000	579,462
1.13%, 10/18/2033	EUR	450,000	445,738
1.63%, 10/18/2041	EUR	400,000	337,753
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	370,000	280,771
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	300,000	348,809
3.50%, 2/11/2037	EUR	285,000	321,369
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	400,000	446,344
Series EMTN, 0.25%, 7/16/2026	EUR	250,000	287,461
Series EMTN, 3.63%, 7/15/2031	EUR	200,000	240,386
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	369,169
Upjohn Finance BV 1.91%, 6/23/2032	EUR	350,000	356,293
Security Description		Principal Amount	Value
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	384,000	$413,326
0.75%, 3/22/2032	EUR	300,000	300,223
1.25%, 4/8/2030	EUR	500,000	543,786
1.30%, 5/18/2033	EUR	370,000	371,031
1.38%, 11/2/2028	EUR	300,000	338,214
2.63%, 12/1/2031	EUR	200,000	228,756
Series 20Y, 2.88%, 1/15/2038	EUR	450,000	473,548
3.38%, 10/27/2036	GBP	300,000	336,731
3.50%, 6/28/2032	EUR	200,000	238,574
Series EMTN, 3.75%, 2/28/2036	EUR	350,000	410,887
4.25%, 10/31/2030	EUR	475,000	589,790
4.75%, 10/31/2034	EUR	425,000	541,081
Visa, Inc.:
2.00%, 6/15/2029	EUR	500,000	573,899
2.25%, 5/15/2028	EUR	450,000	524,623
3.13%, 5/15/2033	EUR	250,000	292,787
Walmart, Inc.:
4.88%, 9/21/2029	EUR	351,000	451,037
5.25%, 9/28/2035	GBP	238,000	335,105
5.63%, 3/27/2034	GBP	300,000	435,364
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	400,000	420,941
0.63%, 8/14/2030	EUR	400,000	416,050
Series EMTN, 1.00%, 2/2/2027	EUR	500,000	573,895
Series EMTN, 1.38%, 10/26/2026	EUR	600,000	695,523
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	692,596
4.63%, 11/2/2035	GBP	150,000	194,476
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	500,000	562,314
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (b)	EUR	350,000	423,091
			104,032,938
TOTAL CORPORATE BONDS & NOTES (Cost $360,396,817)			375,945,745
Shares
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	86,898	86,898

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	28,020,165	$28,020,165
TOTAL SHORT-TERM INVESTMENTS (Cost $28,107,063)		28,107,063
TOTAL INVESTMENTS — 105.1% (Cost $388,503,880)		404,052,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(19,753,753)
NET ASSETS — 100.0%		$384,299,055
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
DMTN	Domestic Medium Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$375,945,745	$—	$375,945,745
Short-Term Investments	28,107,063	—	—	28,107,063
TOTAL INVESTMENTS	$28,107,063	$375,945,745	$—	$404,052,808

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,125	$15,125	$103,209,156	$103,137,383	$—	$—	86,898	$86,898	$26,935
State Street Navigator Securities Lending Portfolio II	17,057,091	17,057,091	60,423,141	49,460,067	—	—	28,020,165	28,020,165	19,279
Total		$17,072,216	$163,632,297	$152,597,450	$—	$—		$28,107,063	$46,214
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 3.8%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	4,850,000	$3,073,941
1.00%, 12/21/2030	AUD	4,287,000	2,454,367
1.00%, 11/21/2031	AUD	5,912,000	3,278,542
1.25%, 5/21/2032	AUD	6,046,000	3,352,219
1.50%, 6/21/2031	AUD	6,647,000	3,857,904
1.75%, 11/21/2032	AUD	3,098,000	1,752,675
1.75%, 6/21/2051	AUD	2,435,000	866,188
2.25%, 5/21/2028	AUD	4,407,000	2,808,444
2.50%, 5/21/2030	AUD	4,528,000	2,839,351
2.75%, 11/21/2027	AUD	4,485,000	2,906,443
2.75%, 11/21/2028	AUD	5,172,000	3,330,257
2.75%, 11/21/2029	AUD	4,547,000	2,900,523
2.75%, 6/21/2035	AUD	2,287,000	1,327,160
2.75%, 5/21/2041	AUD	2,045,000	1,072,046
3.00%, 11/21/2033	AUD	6,162,000	3,748,279
3.00%, 3/21/2047	AUD	1,635,000	818,967
3.25%, 4/21/2029	AUD	4,314,000	2,818,105
3.25%, 6/21/2039	AUD	1,513,000	872,708
3.50%, 12/21/2034	AUD	2,018,000	1,258,990
3.75%, 5/21/2034	AUD	2,650,000	1,696,543
3.75%, 4/21/2037	AUD	1,914,000	1,193,517
4.25%, 6/21/2034	AUD	1,874,000	1,245,602
4.25%, 12/21/2035	AUD	3,775,000	2,487,677
4.25%, 3/21/2036	AUD	1,634,000	1,074,858
4.50%, 4/21/2033	AUD	2,753,000	1,873,495
4.75%, 4/21/2027	AUD	4,738,000	3,187,829
4.75%, 6/21/2054	AUD	1,229,000	793,094
			58,889,724
AUSTRIA — 2.8%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,475,000	1,613,535
Zero Coupon, 2/20/2030	EUR	1,600,000	1,687,038
Zero Coupon, 2/20/2031	EUR	2,015,000	2,057,438
Zero Coupon, 10/20/2040	EUR	743,000	524,839
0.25%, 10/20/2036	EUR	1,236,000	1,055,537
0.50%, 4/20/2027	EUR	2,022,000	2,314,117
0.50%, 2/20/2029	EUR	2,011,000	2,220,700
0.70%, 4/20/2071	EUR	907,000	386,185
0.75%, 10/20/2026	EUR	1,878,000	2,172,661
0.75%, 2/20/2028	EUR	1,741,000	1,975,965
0.75%, 3/20/2051	EUR	1,071,000	680,223
0.85%, 6/30/2120	EUR	650,000	247,976
0.90%, 2/20/2032	EUR	1,630,000	1,712,264
1.50%, 2/20/2047	EUR	1,142,000	939,248
1.50%, 11/2/2086	EUR	465,000	267,208
Security Description		Principal Amount	Value
1.85%, 5/23/2049	EUR	1,036,000	$895,116
2.00%, 7/15/2026	EUR	399,000	468,977
2.10%, 9/20/2117	EUR	751,000	539,780
2.40%, 5/23/2034	EUR	1,161,000	1,311,513
2.50%, 10/20/2029	EUR	1,668,000	1,973,253
2.90%, 5/23/2029	EUR	1,036,000	1,245,881
2.90%, 2/20/2033	EUR	2,175,000	2,577,798
2.90%, 2/20/2034	EUR	1,386,000	1,630,904
2.95%, 2/20/2035	EUR	633,000	741,451
3.15%, 6/20/2044	EUR	1,326,000	1,498,441
3.15%, 10/20/2053	EUR	948,000	1,027,288
3.20%, 7/15/2039	EUR	2,506,000	2,912,250
3.45%, 10/20/2030	EUR	1,095,000	1,348,929
3.80%, 1/26/2062	EUR	665,000	809,084
4.15%, 3/15/2037	EUR	2,003,000	2,580,959
6.25%, 7/15/2027	EUR	1,165,000	1,484,004
			42,900,562
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,237,000	1,386,898
Zero Coupon, 10/22/2031	EUR	1,917,000	1,907,423
0.10%, 6/22/2030	EUR	1,809,200	1,892,008
0.35%, 6/22/2032	EUR	1,546,000	1,539,538
0.65%, 6/22/2071	EUR	695,000	258,029
0.80%, 6/22/2027	EUR	1,948,000	2,235,364
0.80%, 6/22/2028	EUR	2,208,000	2,493,758
0.90%, 6/22/2029	EUR	2,803,000	3,118,372
1.00%, 6/22/2031	EUR	2,161,000	2,313,653
1.25%, 4/22/2033	EUR	1,623,000	1,697,547
1.40%, 6/22/2053	EUR	1,396,000	944,869
1.45%, 6/22/2037	EUR	1,139,000	1,091,151
1.60%, 6/22/2047	EUR	1,322,000	1,047,826
1.70%, 6/22/2050	EUR	1,388,000	1,065,740
1.90%, 6/22/2038	EUR	1,355,000	1,341,176
2.15%, 6/22/2066	EUR	1,375,000	1,014,491
2.25%, 6/22/2057	EUR	1,178,000	948,990
2.60%, 10/22/2030	EUR	500,000	589,040
2.70%, 10/22/2029	EUR	1,327,000	1,579,453
2.75%, 4/22/2039	EUR	1,324,000	1,434,279
2.85%, 10/22/2034	EUR	2,022,000	2,332,642
3.00%, 6/22/2033	EUR	2,509,000	2,968,226
3.00%, 6/22/2034	EUR	1,525,000	1,789,630
3.10%, 6/22/2035	EUR	1,207,000	1,411,510
3.30%, 6/22/2054	EUR	1,748,000	1,827,264
3.45%, 6/22/2042	EUR	557,000	636,923
3.45%, 6/22/2043	EUR	1,064,000	1,211,644
3.50%, 6/22/2055	EUR	725,000	781,897
3.75%, 6/22/2045	EUR	1,263,000	1,487,278
4.00%, 3/28/2032	EUR	1,802,000	2,280,328
4.25%, 3/28/2041	EUR	2,152,000	2,727,848
5.00%, 3/28/2035	EUR	2,884,000	3,925,343

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 3/28/2028	EUR	3,137,000	$4,012,932
			57,293,070
CANADA — 4.5%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,942,000	1,896,528
1.00%, 9/1/2026	CAD	1,250,000	899,295
1.00%, 6/1/2027	CAD	1,285,000	913,993
1.25%, 3/1/2027	CAD	1,866,000	1,337,858
1.25%, 6/1/2030	CAD	3,580,000	2,430,701
1.50%, 6/1/2031	CAD	3,900,000	2,632,336
1.50%, 12/1/2031	CAD	3,222,000	2,154,076
1.75%, 12/1/2053	CAD	3,535,000	1,752,370
2.00%, 6/1/2028	CAD	883,000	635,184
2.00%, 6/1/2032	CAD	2,615,000	1,788,951
2.00%, 12/1/2051	CAD	4,540,000	2,431,870
2.25%, 6/1/2029	CAD	1,049,000	754,880
2.25%, 12/1/2029	CAD	790,000	565,923
2.50%, 8/1/2027	CAD	500,000	365,639
2.50%, 12/1/2032	CAD	1,728,000	1,215,400
2.75%, 5/1/2027	CAD	2,525,000	1,855,528
2.75%, 9/1/2027	CAD	1,720,000	1,263,724
2.75%, 3/1/2030	CAD	3,552,000	2,594,145
2.75%, 9/1/2030	CAD	2,000,000	1,456,372
2.75%, 6/1/2033	CAD	1,726,000	1,229,780
2.75%, 12/1/2048	CAD	1,096,000	701,408
2.75%, 12/1/2055	CAD	2,997,000	1,865,278
2.75%, 12/1/2064	CAD	671,000	410,542
3.00%, 2/1/2027	CAD	4,890,000	3,605,734
3.00%, 3/1/2032	CAD	2,250,000	1,647,307
3.00%, 6/1/2034	CAD	2,665,000	1,919,874
3.25%, 11/1/2026	CAD	2,290,000	1,692,385
3.25%, 8/24/2027	CAD	1,000,000	742,309
3.25%, 9/1/2028	CAD	3,760,000	2,800,256
3.25%, 12/1/2033	CAD	1,690,000	1,244,989
3.25%, 12/1/2034	CAD	3,066,000	2,246,258
3.25%, 6/1/2035	CAD	3,650,000	2,667,643
3.50%, 3/1/2028	CAD	1,250,000	935,572
3.50%, 9/1/2029	CAD	3,865,000	2,911,312
3.50%, 3/1/2034	CAD	2,393,000	1,793,268
3.50%, 12/1/2045	CAD	3,351,000	2,453,585
3.50%, 12/1/2057	CAD	1,200,000	865,935
4.00%, 8/1/2026	CAD	2,170,000	1,613,974
4.00%, 3/1/2029	CAD	2,275,000	1,739,587
4.00%, 6/1/2041	CAD	1,697,000	1,325,538
5.00%, 6/1/2037	CAD	1,056,000	897,426
5.75%, 6/1/2029	CAD	1,172,000	953,267
5.75%, 6/1/2033	CAD	1,497,000	1,294,025
8.00%, 6/1/2027	CAD	472,000	380,495
			68,882,520
Security Description		Principal Amount	Value
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	360,000,000	$353,979
Zero Coupon, 4/1/2029	CLP	790,000,000	713,605
4.70%, 9/1/2030	CLP	630,000,000	652,072
5.00%, 10/1/2028	CLP	195,000,000	208,414
5.00%, 3/1/2035	CLP	365,000,000	372,590
5.10%, 7/15/2050	CLP	350,000,000	344,707
5.30%, 11/1/2037	CLP	270,000,000	278,508
5.80%, 10/1/2029	CLP	470,000,000	512,551
5.80%, 10/1/2034	CLP	305,000,000	330,336
6.00%, 4/1/2033	CLP	815,000,000	891,995
6.00%, 1/1/2043	CLP	330,000,000	366,228
6.10%, 4/1/2056	CLP	145,000,000	164,450
6.20%, 10/1/2040	CLP	235,000,000	264,109
7.00%, 5/1/2034	CLP	275,000,000	321,858
			5,775,402
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	6,000,000	833,542
1.35%, 9/25/2026	CNY	5,500,000	767,259
1.38%, 6/15/2027	CNY	7,300,000	1,018,905
1.42%, 11/15/2027	CNY	15,750,000	2,198,491
1.43%, 1/25/2030	CNY	25,250,000	3,514,332
1.45%, 2/25/2028	CNY	14,750,000	2,060,863
1.46%, 5/25/2028	CNY	6,850,000	957,184
1.49%, 12/25/2031	CNY	4,650,000	643,775
1.59%, 3/15/2027	CNY	13,350,000	1,869,466
1.61%, 2/15/2035	CNY	7,150,000	990,503
1.62%, 8/15/2027	CNY	7,000,000	981,001
1.65%, 5/15/2035	CNY	7,000,000	971,675
1.67%, 5/25/2035	CNY	1,500,000	209,369
1.74%, 10/15/2029	CNY	5,000,000	705,086
1.79%, 3/25/2032	CNY	8,500,000	1,199,929
1.85%, 5/15/2027	CNY	6,050,000	851,314
1.87%, 9/15/2031	CNY	5,070,000	718,414
1.91%, 7/15/2029	CNY	6,450,000	914,378
1.92%, 1/15/2055	CNY	17,250,000	2,403,654
2.04%, 2/25/2027	CNY	7,620,000	1,074,585
2.04%, 11/25/2034	CNY	22,700,000	3,258,355
2.05%, 4/15/2029	CNY	13,400,000	1,907,838
2.11%, 8/25/2034	CNY	7,000,000	1,010,198
2.12%, 6/25/2031	CNY	10,800,000	1,551,149
2.18%, 8/15/2026	CNY	7,000,000	985,654
2.27%, 5/25/2034	CNY	5,900,000	862,213
2.28%, 3/25/2031	CNY	5,000,000	723,823
2.35%, 2/25/2034	CNY	5,700,000	836,751
2.37%, 1/20/2027	CNY	3,800,000	538,330
2.37%, 1/15/2029	CNY	6,650,000	956,676
2.39%, 11/15/2026	CNY	4,250,000	601,195
2.40%, 7/15/2028	CNY	4,500,000	645,896

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.44%, 10/15/2027	CNY	6,050,000	$863,014
2.48%, 4/15/2027	CNY	3,750,000	533,356
2.48%, 9/25/2028	CNY	5,750,000	828,424
2.50%, 7/25/2027	CNY	4,500,000	640,886
2.52%, 8/25/2033	CNY	5,000,000	741,632
2.55%, 10/15/2028	CNY	4,870,000	703,394
2.60%, 9/15/2030	CNY	4,300,000	631,217
2.60%, 9/1/2032	CNY	7,500,000	1,115,753
2.62%, 4/15/2028	CNY	4,450,000	641,230
2.62%, 6/25/2030	CNY	4,000,000	587,500
2.64%, 1/15/2028	CNY	5,500,000	790,747
2.65%, 3/25/2074	CNY	1,500,000	251,330
2.67%, 5/25/2033	CNY	5,400,000	808,631
2.69%, 8/12/2026	CNY	4,000,000	566,677
2.69%, 8/15/2032	CNY	4,000,000	597,878
2.75%, 6/15/2029	CNY	2,550,000	372,949
2.75%, 2/17/2032	CNY	5,650,000	843,742
2.76%, 5/15/2032	CNY	2,650,000	397,793
2.79%, 12/15/2029	CNY	2,000,000	294,375
2.80%, 3/24/2029	CNY	4,000,000	584,847
2.80%, 3/25/2030	CNY	3,600,000	531,744
2.80%, 11/15/2032	CNY	7,750,000	1,169,524
2.85%, 6/4/2027	CNY	6,700,000	961,724
2.88%, 2/25/2033	CNY	3,850,000	585,067
2.89%, 11/18/2031	CNY	6,400,000	962,209
3.00%, 10/15/2053	CNY	4,500,000	778,670
3.12%, 12/5/2026	CNY	5,000,000	716,405
3.12%, 10/25/2052	CNY	3,500,000	608,098
3.19%, 4/15/2053	CNY	5,500,000	969,784
3.25%, 11/22/2028	CNY	6,470,000	959,967
3.27%, 11/19/2030	CNY	8,350,000	1,276,077
3.27%, 3/25/2073	CNY	3,750,000	728,228
3.32%, 4/15/2052	CNY	9,000,000	1,609,162
3.39%, 3/16/2050	CNY	3,550,000	634,440
3.40%, 7/15/2072	CNY	1,000,000	199,289
3.76%, 3/22/2071	CNY	2,500,000	531,989
3.81%, 9/14/2050	CNY	2,500,000	481,613
3.86%, 7/22/2049	CNY	2,500,000	476,213
4.08%, 10/22/2048	CNY	19,330,000	3,773,084
4.63%, 8/11/2034	CNY	500,000	89,746
			69,600,211
COLOMBIA — 0.7%
Colombia TES:
5.75%, 11/3/2027	COP	2,189,000,000	493,201
6.00%, 4/28/2028	COP	4,752,000,000	1,046,748
6.25%, 7/9/2036	COP	2,320,000,000	366,465
7.00%, 3/26/2031	COP	7,382,000,000	1,458,845
7.00%, 6/30/2032	COP	4,245,000,000	796,413
7.25%, 10/18/2034	COP	4,274,000,000	762,660
7.25%, 10/26/2050	COP	6,242,000,000	914,441
7.50%, 8/26/2026	COP	2,284,000,000	548,406
9.25%, 5/28/2042	COP	6,480,000,000	1,214,885
11.00%, 8/22/2029	COP	1,800,000,000	438,709
11.50%, 7/25/2046	COP	5,699,000,000	1,262,355
Security Description		Principal Amount	Value
13.25%, 2/9/2033	COP	3,627,400,000	$929,394
			10,232,522
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	176,191
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	212,976
1.50%, 6/17/2031	EUR	799,000	872,996
2.88%, 4/22/2032	EUR	750,000	883,373
3.00%, 3/20/2027	EUR	1,000,000	1,191,544
3.25%, 2/11/2037	EUR	778,000	893,149
3.38%, 3/12/2034	EUR	300,000	361,113
			4,591,342
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	299,000	323,331
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	157,552
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	84,704
Series EMTN, 1.50%, 4/16/2027	EUR	225,000	261,449
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	58,674
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	115,789
Series EMTN, 2.75%, 5/3/2049	EUR	400,000	388,475
			1,389,974
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	13,610,000	551,207
0.25%, 2/10/2027	CZK	16,210,000	730,984
0.95%, 5/15/2030	CZK	19,090,000	794,226
1.20%, 3/13/2031	CZK	15,410,000	634,028
1.50%, 4/24/2040	CZK	12,600,000	403,159
1.75%, 6/23/2032	CZK	18,600,000	767,382
1.95%, 7/30/2037	CZK	19,700,000	721,151
2.00%, 10/13/2033	CZK	22,380,000	908,578
2.50%, 8/25/2028	CZK	18,140,000	833,694
2.75%, 7/23/2029	CZK	21,390,000	980,374
3.00%, 3/3/2033	CZK	13,720,000	606,298
3.50%, 5/30/2035	CZK	18,480,000	826,787
3.60%, 6/3/2036	CZK	6,000,000	268,216
4.20%, 12/4/2036	CZK	11,350,000	531,352
4.50%, 11/11/2032	CZK	13,900,000	679,026
4.85%, 11/26/2057	CZK	1,750,000	82,061
4.90%, 4/14/2034	CZK	11,600,000	580,726
5.00%, 9/30/2030	CZK	21,720,000	1,087,930

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 12/12/2028	CZK	13,400,000	$674,796
5.75%, 3/29/2029	CZK	11,200,000	570,831
6.20%, 6/16/2031	CZK	9,560,000	509,872
			13,742,678
DENMARK — 0.6%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	8,112,000	1,110,564
0.25%, 11/15/2052	DKK	7,617,000	621,722
0.50%, 11/15/2027	DKK	6,050,000	925,290
0.50%, 11/15/2029	DKK	6,365,000	938,890
2.25%, 11/15/2026	DKK	1,700,000	269,990
2.25%, 11/15/2033	DKK	12,638,000	1,970,159
2.25%, 11/15/2035	DKK	3,350,000	512,878
4.50%, 11/15/2039	DKK	13,951,000	2,643,956
			8,993,449
ESTONIA — 0.0% *
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	194,454
Series EMTN, 3.25%, 1/17/2034	EUR	125,000	147,250
4.00%, 10/12/2032	EUR	175,000	218,343
			560,047
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	221,000	253,638
Zero Coupon, 9/15/2030	EUR	684,000	707,390
0.13%, 9/15/2031	EUR	796,000	803,441
0.13%, 4/15/2036	EUR	661,000	565,157
0.13%, 4/15/2052	EUR	986,000	490,165
0.25%, 9/15/2040	EUR	745,000	554,126
0.50%, 9/15/2027	EUR	859,000	976,644
0.50%, 9/15/2028	EUR	1,018,000	1,134,710
0.50%, 9/15/2029	EUR	1,009,000	1,099,628
0.50%, 4/15/2043	EUR	558,000	402,555
0.75%, 4/15/2031	EUR	622,000	661,132
1.13%, 4/15/2034	EUR	672,000	680,929
1.38%, 4/15/2027	EUR	438,000	509,232
1.38%, 4/15/2047	EUR	805,000	642,528
1.50%, 9/15/2032	EUR	872,000	942,442
2.50%, 4/15/2030	EUR	844,000	995,566
2.63%, 7/4/2042	EUR	685,000	727,201
2.75%, 7/4/2028	EUR	872,000	1,043,177
2.75%, 4/15/2038	EUR	804,000	897,432
2.88%, 4/15/2029	EUR	1,166,000	1,399,493
2.95%, 4/15/2055	EUR	582,000	604,792
3.00%, 9/15/2033	EUR	1,135,000	1,348,739
3.00%, 9/15/2034	EUR	945,000	1,115,400
Security Description		Principal Amount	Value
3.00%, 9/15/2035	EUR	669,000	$783,214
			19,338,731
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	1,238,000	1,407,696
Zero Coupon, 11/25/2029	EUR	1,830,000	1,930,960
Zero Coupon, 11/25/2030	EUR	2,176,000	2,221,735
Zero Coupon, 11/25/2031	EUR	2,020,000	1,989,720
Zero Coupon, 5/25/2032	EUR	1,793,000	1,731,753
0.25%, 11/25/2026	EUR	230,000	263,746
0.50%, 5/25/2029	EUR	2,062,000	2,252,313
0.50%, 5/25/2040	EUR	1,104,000	832,036
0.50%, 6/25/2044	EUR	586,000	387,396
0.50%, 5/25/2072	EUR	160,000	51,486
0.75%, 2/25/2028	EUR	1,742,000	1,972,763
0.75%, 5/25/2028	EUR	2,601,000	2,931,773
0.75%, 11/25/2028	EUR	2,011,000	2,243,213
0.75%, 5/25/2052	EUR	1,022,000	569,808
0.75%, 5/25/2053	EUR	534,000	290,366
1.00%, 5/25/2027	EUR	1,972,000	2,272,706
1.25%, 5/25/2034	EUR	2,009,000	2,015,113
1.25%, 5/25/2036	EUR	1,834,000	1,739,491
1.25%, 5/25/2038	EUR	1,174,000	1,055,065
1.50%, 5/25/2031	EUR	1,809,000	1,987,142
1.50%, 5/25/2050	EUR	265,000	191,992
1.75%, 6/25/2039	EUR	1,214,000	1,144,848
1.75%, 5/25/2066	EUR	714,000	453,660
2.00%, 11/25/2032	EUR	1,100,000	1,211,892
2.00%, 5/25/2048	EUR	576,000	486,750
2.40%, 9/24/2028	EUR	601,000	708,450
2.50%, 9/24/2026	EUR	1,206,000	1,425,589
2.50%, 9/24/2027	EUR	2,209,000	2,618,264
2.50%, 5/25/2030	EUR	2,193,000	2,571,093
2.50%, 5/25/2043	EUR	705,000	693,316
2.70%, 2/25/2031	EUR	500,000	587,502
2.75%, 10/25/2027	EUR	1,874,000	2,233,451
2.75%, 2/25/2029	EUR	2,093,000	2,491,551
2.75%, 2/25/2030	EUR	2,303,000	2,731,371
3.00%, 5/25/2033	EUR	2,135,000	2,504,018
3.00%, 11/25/2034	EUR	1,325,000	1,529,526
3.00%, 6/25/2049	EUR	1,448,000	1,468,273
3.00%, 5/25/2054	EUR	982,000	953,758
3.20%, 5/25/2035	EUR	1,125,000	1,312,966
3.25%, 5/25/2045	EUR	1,527,000	1,660,622
3.25%, 5/25/2055	EUR	1,014,000	1,028,407
3.50%, 11/25/2033	EUR	1,683,000	2,037,647
3.60%, 5/25/2042	EUR	640,000	739,087
3.75%, 5/25/2056	EUR	450,000	499,528

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 10/25/2038	EUR	1,192,000	$1,468,907
4.00%, 4/25/2055	EUR	1,080,000	1,264,219
4.00%, 4/25/2060	EUR	1,058,000	1,225,538
4.50%, 4/25/2041	EUR	1,851,000	2,389,428
4.75%, 4/25/2035	EUR	1,369,000	1,809,920
5.50%, 4/25/2029	EUR	1,606,000	2,098,541
5.75%, 10/25/2032	EUR	1,309,000	1,822,225
			75,508,620
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 10/9/2026	EUR	651,000	746,776
Zero Coupon, 4/16/2027	EUR	730,000	829,439
1.30%, 10/15/2027	EUR	1,308,000	1,516,986
2.10%, 4/12/2029	EUR	1,719,000	2,022,199
2.20%, 4/13/2028	EUR	650,000	769,106
2.40%, 10/19/2028	EUR	1,416,000	1,684,329
2.40%, 4/18/2030	EUR	1,091,000	1,294,422
2.50%, 10/11/2029	EUR	1,664,000	1,984,665
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	959,000	1,103,292
Zero Coupon, 11/15/2027	EUR	371,000	416,881
Zero Coupon, 11/15/2028	EUR	542,000	596,032
Zero Coupon, 8/15/2029	EUR	429,000	463,285
Zero Coupon, 2/15/2030	EUR	484,000	515,905
Zero Coupon, 8/15/2030	EUR	892,000	939,038
Zero Coupon, 2/15/2031	EUR	595,000	617,812
Zero Coupon, 8/15/2031	EUR	995,000	1,019,287
Zero Coupon, 2/15/2032	EUR	260,000	262,170
Zero Coupon, 5/15/2036	EUR	1,237,000	1,084,099
Zero Coupon, 8/15/2050	EUR	2,114,000	1,174,007
Zero Coupon, 8/15/2052	EUR	1,392,000	726,322
0.25%, 2/15/2027	EUR	422,000	483,123
0.25%, 8/15/2028	EUR	713,000	794,714
0.25%, 2/15/2029	EUR	120,000	132,410
0.50%, 8/15/2027	EUR	1,186,000	1,353,733
0.50%, 2/15/2028	EUR	787,000	891,626
1.00%, 5/15/2038	EUR	1,344,000	1,268,797
1.25%, 8/15/2048	EUR	1,456,000	1,210,981
1.70%, 8/15/2032	EUR	750,000	842,972
1.80%, 8/15/2053	EUR	2,194,000	1,965,166
Security Description		Principal Amount	Value
2.10%, 11/15/2029	EUR	1,568,000	$1,839,631
2.20%, 2/15/2034	EUR	1,417,000	1,622,836
2.30%, 2/15/2033	EUR	3,147,000	3,664,138
2.40%, 11/15/2030	EUR	2,643,000	3,130,872
2.50%, 2/15/2035	EUR	1,300,000	1,513,569
2.50%, 7/4/2044	EUR	844,000	921,812
2.50%, 8/15/2046	EUR	789,000	854,012
2.50%, 8/15/2054	EUR	650,000	677,984
2.60%, 8/15/2033	EUR	2,943,000	3,488,004
2.60%, 8/15/2034	EUR	1,261,000	1,485,245
2.90%, 8/15/2056	EUR	1,300,000	1,464,589
3.25%, 7/4/2042	EUR	1,123,000	1,370,387
4.00%, 1/4/2037	EUR	1,270,000	1,675,254
4.25%, 7/4/2039	EUR	1,155,000	1,571,298
4.75%, 7/4/2028	EUR	1,284,000	1,629,623
4.75%, 7/4/2034	EUR	1,080,000	1,494,502
4.75%, 7/4/2040	EUR	1,085,000	1,558,442
5.50%, 1/4/2031	EUR	1,263,000	1,731,392
5.63%, 1/4/2028	EUR	1,349,000	1,727,934
6.25%, 1/4/2030	EUR	1,179,000	1,628,411
6.50%, 7/4/2027	EUR	1,157,000	1,481,830
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	350,000	409,661
2.00%, 12/10/2026	EUR	935,000	1,099,898
2.20%, 3/11/2027	EUR	1,315,000	1,552,488
2.70%, 9/17/2026	EUR	718,000	851,286
			69,154,672
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	800,000	835,811
1.50%, 6/18/2030	EUR	700,000	780,048
1.75%, 6/18/2032	EUR	525,000	571,641
1.88%, 1/24/2052	EUR	350,000	270,314
2.00%, 4/22/2027	EUR	525,000	616,237
3.38%, 6/15/2034	EUR	1,050,000	1,252,416
3.63%, 6/15/2035	EUR	1,075,000	1,296,276
3.88%, 6/15/2028	EUR	1,550,000	1,903,965
3.88%, 3/12/2029	EUR	450,000	556,109
4.13%, 6/15/2054	EUR	750,000	877,396
4.25%, 6/15/2033	EUR	1,250,000	1,590,945
4.38%, 7/18/2038	EUR	1,750,000	2,212,734
			12,763,892
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	226,572
1.59%, 3/4/2036	HKD	200,000	22,211
1.89%, 3/2/2032	HKD	800,000	97,022
1.97%, 1/17/2029	HKD	600,000	76,417
2.02%, 3/7/2034	HKD	300,000	35,652
2.13%, 7/16/2030	HKD	500,000	63,060

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Hong Kong Government Infrastructure Bonds Programme:
2.89%, 10/25/2027	HKD	950,000	$123,402
3.23%, 12/5/2029	HKD	1,000,000	132,611
3.84%, 1/16/2035	HKD	1,700,000	232,325
			1,009,272
HUNGARY — 0.4%
Hungary Government Bonds:
2.00%, 5/23/2029 (a)	HUF	234,810,000	587,802
2.25%, 4/20/2033	HUF	192,740,000	412,498
2.25%, 6/22/2034 (a)	HUF	73,000,000	148,808
2.75%, 12/22/2026 (a)	HUF	97,780,000	273,588
3.00%, 10/27/2027	HUF	191,260,000	522,783
3.00%, 8/21/2030 (a)	HUF	244,210,000	612,687
3.00%, 10/27/2038 (a)	HUF	103,500,000	197,815
3.00%, 4/25/2041	HUF	134,630,000	239,756
3.25%, 10/22/2031	HUF	210,000,000	512,768
4.50%, 3/23/2028	HUF	173,000,000	484,495
4.50%, 5/27/2032	HUF	71,000,000	183,441
4.75%, 11/24/2032	HUF	183,000,000	476,663
6.75%, 10/22/2028	HUF	293,600,000	870,988
7.00%, 10/24/2035 (a)	HUF	107,000,000	313,087
9.50%, 10/21/2026	HUF	103,650,000	316,638
			6,153,817
INDONESIA — 2.4%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	20,982,000,000	1,270,422
6.13%, 5/15/2028	IDR	23,599,000,000	1,449,198
6.25%, 6/15/2036	IDR	5,270,000,000	311,867
6.38%, 8/15/2028	IDR	29,328,000,000	1,812,862
6.38%, 4/15/2032	IDR	26,352,000,000	1,607,415
6.38%, 7/15/2037	IDR	10,555,000,000	626,256
6.50%, 7/15/2030	IDR	28,634,000,000	1,775,396
6.50%, 2/15/2031	IDR	24,990,000,000	1,541,376
6.63%, 5/15/2033	IDR	18,475,000,000	1,135,015
6.63%, 2/15/2034	IDR	33,598,000,000	2,062,353
6.75%, 7/15/2035	IDR	39,123,000,000	2,425,771
6.88%, 4/15/2029	IDR	34,962,000,000	2,194,061
6.88%, 8/15/2051	IDR	8,315,000,000	502,024
6.88%, 7/15/2054	IDR	10,130,000,000	611,095
7.00%, 5/15/2027	IDR	32,850,000,000	2,054,162
7.00%, 9/15/2030	IDR	18,400,000,000	1,164,385
7.00%, 2/15/2033	IDR	36,205,000,000	2,277,425
7.13%, 6/15/2038	IDR	19,658,000,000	1,233,241
7.13%, 8/15/2040	IDR	24,200,000,000	1,509,388
7.13%, 6/15/2042	IDR	18,230,000,000	1,134,482
7.13%, 6/15/2043	IDR	13,000,000,000	809,075
7.13%, 8/15/2045	IDR	17,000,000,000	1,057,560
Security Description		Principal Amount	Value
7.38%, 10/15/2030	IDR	20,000,000,000	$1,265,396
7.38%, 5/15/2048	IDR	10,875,000,000	692,430
7.50%, 5/15/2038	IDR	15,342,000,000	990,346
7.50%, 4/15/2040	IDR	12,980,000,000	838,067
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	10,000,000,000	608,537
6.50%, 6/15/2039	IDR	2,814,000,000	167,504
6.75%, 6/15/2047	IDR	4,500,000,000	270,249
6.88%, 3/15/2036	IDR	10,000,000,000	623,512
6.88%, 12/15/2049	IDR	5,500,000,000	333,692
			36,354,562
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	1,077,000	1,078,760
0.20%, 5/15/2027	EUR	225,000	256,048
0.20%, 10/18/2030	EUR	1,158,000	1,210,471
0.35%, 10/18/2032	EUR	838,000	834,116
0.40%, 5/15/2035	EUR	757,900	694,158
0.55%, 4/22/2041	EUR	555,000	431,606
0.90%, 5/15/2028	EUR	1,033,000	1,175,589
1.10%, 5/15/2029	EUR	1,379,000	1,553,675
1.30%, 5/15/2033	EUR	811,000	858,095
1.35%, 3/18/2031	EUR	876,000	969,858
1.50%, 5/15/2050	EUR	758,000	608,820
1.70%, 5/15/2037	EUR	1,061,000	1,073,567
2.00%, 2/18/2045	EUR	1,223,000	1,157,226
2.40%, 5/15/2030	EUR	1,198,000	1,410,526
2.60%, 10/18/2034	EUR	1,155,000	1,322,037
3.00%, 10/18/2043	EUR	784,000	875,932
3.15%, 10/18/2055	EUR	616,000	672,519
			16,183,003
ISRAEL — 0.9%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	4,599,000	1,192,736
1.30%, 4/30/2032	ILS	3,725,000	927,738
1.50%, 5/31/2037	ILS	3,578,000	792,669
2.00%, 3/31/2027	ILS	2,570,000	737,706
2.25%, 9/28/2028	ILS	3,919,000	1,104,797
2.80%, 11/29/2052	ILS	2,687,000	577,283
3.75%, 9/30/2027	ILS	4,365,000	1,289,538
3.75%, 2/28/2029	ILS	4,831,000	1,425,109
3.75%, 3/31/2047	ILS	3,265,000	864,954
4.00%, 3/30/2035	ILS	5,813,000	1,711,145
4.60%, 8/31/2029	ILS	3,400,000	1,029,844
5.50%, 1/31/2042	ILS	2,948,000	991,541
6.25%, 10/30/2026	ILS	1,490,000	455,059
			13,100,119

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	756,000	$799,583
0.95%, 9/15/2027	EUR	727,000	833,939
0.95%, 8/1/2030	EUR	718,000	775,971
0.95%, 12/1/2031	EUR	350,000	364,709
0.95%, 6/1/2032	EUR	1,384,000	1,422,182
1.10%, 4/1/2027	EUR	375,000	433,498
1.25%, 12/1/2026	EUR	433,000	503,793
1.35%, 4/1/2030	EUR	991,000	1,102,564
1.45%, 3/1/2036	EUR	268,000	258,207
1.50%, 4/30/2045	EUR	527,000	411,929
1.65%, 12/1/2030	EUR	567,000	630,357
1.65%, 3/1/2032	EUR	963,000	1,044,528
1.70%, 9/1/2051	EUR	367,000	268,804
1.80%, 3/1/2041	EUR	325,000	289,501
2.00%, 2/1/2028	EUR	513,000	600,939
2.05%, 8/1/2027	EUR	618,000	726,032
2.15%, 9/1/2052	EUR	276,000	219,755
2.15%, 3/1/2072	EUR	228,000	160,914
2.20%, 6/1/2027	EUR	660,000	778,229
2.25%, 9/1/2036	EUR	738,000	767,456
2.45%, 9/1/2033	EUR	851,000	950,127
2.45%, 9/1/2050	EUR	444,000	385,912
2.55%, 2/25/2027	EUR	902,000	1,067,306
2.65%, 12/1/2027	EUR	678,000	806,173
2.70%, 10/15/2027	EUR	750,000	891,876
2.70%, 3/1/2047	EUR	137,000	130,055
2.80%, 12/1/2028	EUR	735,000	879,000
2.80%, 6/15/2029	EUR	1,157,000	1,378,489
2.80%, 3/1/2067	EUR	220,000	186,870
2.95%, 2/15/2027	EUR	718,000	855,083
2.95%, 7/1/2030	EUR	914,000	1,086,873
2.95%, 9/1/2038	EUR	564,000	612,373
3.00%, 8/1/2029	EUR	1,584,000	1,903,445
3.00%, 10/1/2029	EUR	1,146,000	1,371,450
3.10%, 8/28/2026	EUR	657,000	780,830
3.10%, 3/1/2040	EUR	608,000	658,390
3.15%, 11/15/2031	EUR	771,000	916,543
3.25%, 3/1/2038	EUR	484,000	544,570
3.25%, 9/1/2046	EUR	431,000	449,713
3.35%, 7/1/2029	EUR	1,349,000	1,636,656
3.35%, 3/1/2035	EUR	1,029,000	1,209,570
3.40%, 4/1/2028	EUR	669,000	810,982
3.45%, 7/15/2027	EUR	475,000	572,777
3.45%, 7/15/2031	EUR	846,000	1,024,845
3.45%, 3/1/2048	EUR	841,000	896,528
3.50%, 3/1/2030	EUR	1,146,000	1,404,656
3.50%, 2/15/2031	EUR	1,165,000	1,417,108
3.65%, 8/1/2035	EUR	770,000	920,329
3.70%, 6/15/2030	EUR	631,000	776,645
3.80%, 8/1/2028	EUR	1,134,000	1,392,499
3.85%, 9/15/2026	EUR	800,000	959,551
3.85%, 7/1/2034	EUR	1,109,000	1,358,206
Security Description		Principal Amount	Value
3.85%, 2/1/2035	EUR	750,000	$914,850
3.85%, 10/1/2040	EUR	700,000	818,603
3.85%, 9/1/2049	EUR	683,000	770,159
4.00%, 11/15/2030	EUR	564,000	703,665
4.00%, 10/30/2031	EUR	644,000	806,403
4.00%, 4/30/2035	EUR	918,000	1,141,189
4.00%, 2/1/2037	EUR	1,219,000	1,496,745
4.10%, 2/1/2029	EUR	859,000	1,068,131
4.15%, 10/1/2039	EUR	1,235,000	1,505,868
4.20%, 3/1/2034	EUR	705,000	887,347
4.30%, 10/1/2054	EUR	1,053,000	1,239,822
4.35%, 11/1/2033	EUR	341,000	434,079
4.45%, 9/1/2043	EUR	686,000	852,463
4.50%, 10/1/2053	EUR	621,000	758,019
4.75%, 9/1/2028	EUR	1,364,000	1,723,297
4.75%, 9/1/2044	EUR	781,000	1,011,566
5.00%, 8/1/2034	EUR	906,000	1,207,742
5.00%, 8/1/2039	EUR	909,000	1,214,440
5.00%, 9/1/2040	EUR	1,121,000	1,492,697
5.25%, 11/1/2029	EUR	1,363,000	1,785,486
5.75%, 2/1/2033	EUR	762,000	1,053,994
6.00%, 5/1/2031	EUR	1,112,000	1,533,765
6.50%, 11/1/2027	EUR	1,216,000	1,570,055
7.25%, 11/1/2026	EUR	815,000	1,023,874
			69,642,579
JAPAN — 22.7%
Japan Government Five Year Bonds:
0.01%, 9/20/2026	JPY	383,400,000	2,634,948
0.01%, 12/20/2026	JPY	380,850,000	2,612,228
0.01%, 3/20/2027	JPY	302,050,000	2,067,039
0.01%, 6/20/2027	JPY	390,000,000	2,662,136
0.10%, 3/20/2027	JPY	178,950,000	1,226,553
0.10%, 9/20/2027	JPY	342,650,000	2,338,854
0.10%, 3/20/2028	JPY	353,100,000	2,400,356
0.10%, 6/20/2028	JPY	213,450,000	1,447,964
0.20%, 12/20/2027	JPY	288,000,000	1,966,742
0.20%, 3/20/2028	JPY	137,100,000	934,543
0.20%, 6/20/2028	JPY	120,500,000	819,820
0.20%, 12/20/2028	JPY	154,900,000	1,048,831
0.30%, 12/20/2027	JPY	184,050,000	1,259,967
0.30%, 6/20/2028	JPY	128,500,000	876,855
0.30%, 9/20/2028	JPY	121,800,000	829,382
0.30%, 12/20/2028	JPY	300,000,000	2,038,121
0.40%, 9/20/2028	JPY	259,350,000	1,771,631
0.40%, 12/20/2028	JPY	250,000,000	1,704,368
0.40%, 3/20/2029	JPY	150,000,000	1,020,534
0.40%, 6/20/2029	JPY	157,250,000	1,067,236
0.50%, 3/20/2029	JPY	172,400,000	1,177,266
0.50%, 6/20/2029	JPY	746,000,000	5,080,282
0.60%, 3/20/2029	JPY	164,100,000	1,124,632
0.60%, 6/20/2029	JPY	158,500,000	1,084,377
0.60%, 9/20/2029	JPY	200,000,000	1,365,572
0.70%, 9/20/2029	JPY	304,000,000	2,084,298
0.90%, 12/20/2029	JPY	400,000,000	2,762,380

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
1.00%, 12/20/2029	JPY	325,000,000	$2,254,559
1.00%, 3/20/2030	JPY	504,000,000	3,492,078
1.10%, 12/20/2029	JPY	300,000,000	2,090,124
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	149,200,000	522,760
0.50%, 3/20/2059	JPY	106,350,000	360,734
0.50%, 3/20/2060	JPY	145,700,000	480,801
0.70%, 3/20/2061	JPY	131,700,000	461,007
0.80%, 3/20/2058	JPY	143,900,000	564,163
0.90%, 3/20/2057	JPY	111,100,000	459,952
1.00%, 3/20/2062	JPY	173,300,000	669,709
1.30%, 3/20/2063	JPY	158,100,000	670,534
1.40%, 3/20/2055	JPY	123,350,000	612,587
1.70%, 3/20/2054	JPY	108,850,000	589,966
1.90%, 3/20/2053	JPY	61,350,000	353,778
2.00%, 3/20/2052	JPY	62,100,000	370,274
2.20%, 3/20/2049	JPY	112,450,000	730,814
2.20%, 3/20/2050	JPY	75,000,000	481,341
2.20%, 3/20/2051	JPY	82,950,000	523,284
2.20%, 3/20/2064	JPY	600,500,000	3,342,338
2.40%, 3/20/2048	JPY	77,200,000	525,678
Japan Government Ten Year Bonds:
0.10%, 9/20/2026	JPY	318,400,000	2,190,765
0.10%, 12/20/2026	JPY	311,250,000	2,137,820
0.10%, 3/20/2027	JPY	311,050,000	2,131,988
0.10%, 6/20/2027	JPY	266,750,000	1,824,286
0.10%, 9/20/2027	JPY	434,000,000	2,962,299
0.10%, 12/20/2027	JPY	388,900,000	2,649,404
0.10%, 3/20/2028	JPY	480,750,000	3,268,714
0.10%, 6/20/2028	JPY	406,250,000	2,755,846
0.10%, 9/20/2028	JPY	468,000,000	3,166,537
0.10%, 12/20/2028	JPY	449,350,000	3,031,483
0.10%, 3/20/2029	JPY	359,050,000	2,415,649
0.10%, 6/20/2029	JPY	379,200,000	2,543,156
0.10%, 9/20/2029	JPY	455,950,000	3,048,137
0.10%, 12/20/2029	JPY	466,200,000	3,107,559
0.10%, 3/20/2030	JPY	346,500,000	2,301,852
0.10%, 6/20/2030	JPY	430,200,000	2,850,408
0.10%, 9/20/2030	JPY	603,050,000	3,983,649
0.10%, 12/20/2030	JPY	410,400,000	2,703,193
0.10%, 3/20/2031	JPY	401,100,000	2,633,329
0.10%, 6/20/2031	JPY	425,500,000	2,784,448
0.10%, 9/20/2031	JPY	422,100,000	2,752,322
0.10%, 12/20/2031	JPY	435,000,000	2,825,866
0.20%, 3/20/2032	JPY	445,250,000	2,901,731
0.20%, 6/20/2032	JPY	639,150,000	4,149,110
0.20%, 9/20/2032	JPY	711,900,000	4,604,617
0.40%, 6/20/2033	JPY	451,550,000	2,931,566
0.50%, 12/20/2032	JPY	523,000,000	3,446,199
0.50%, 3/20/2033	JPY	706,800,000	4,641,358
0.60%, 12/20/2033	JPY	628,250,000	4,112,929
0.70%, 12/20/2033	JPY	92,100,000	607,682
0.80%, 9/20/2033	JPY	436,650,000	2,917,540
Security Description		Principal Amount	Value
0.80%, 3/20/2034	JPY	638,100,000	$4,233,296
0.90%, 9/20/2034	JPY	640,000,000	4,249,667
1.00%, 3/20/2034	JPY	230,000,000	1,550,111
1.10%, 6/20/2034	JPY	548,950,000	3,722,804
1.20%, 12/20/2034	JPY	1,020,000,000	6,935,605
1.40%, 3/20/2035	JPY	625,000,000	4,313,839
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	374,992
0.40%, 6/20/2049	JPY	75,000,000	319,315
0.40%, 9/20/2049	JPY	45,600,000	192,632
0.40%, 12/20/2049	JPY	74,150,000	310,917
0.40%, 3/20/2050	JPY	103,800,000	431,247
0.50%, 9/20/2046	JPY	118,750,000	561,190
0.50%, 3/20/2049	JPY	66,600,000	293,931
0.60%, 12/20/2046	JPY	80,250,000	386,036
0.60%, 6/20/2050	JPY	61,650,000	269,127
0.60%, 9/20/2050	JPY	146,750,000	635,146
0.70%, 6/20/2048	JPY	132,000,000	626,567
0.70%, 12/20/2048	JPY	77,500,000	363,300
0.70%, 12/20/2050	JPY	88,550,000	391,215
0.70%, 3/20/2051	JPY	76,550,000	335,825
0.70%, 6/20/2051	JPY	90,500,000	394,235
0.70%, 9/20/2051	JPY	137,300,000	594,065
0.70%, 12/20/2051	JPY	96,150,000	413,043
0.80%, 3/20/2046	JPY	158,650,000	813,256
0.80%, 3/20/2047	JPY	180,750,000	906,321
0.80%, 6/20/2047	JPY	71,500,000	356,339
0.80%, 9/20/2047	JPY	89,650,000	444,436
0.80%, 12/20/2047	JPY	88,950,000	438,312
0.80%, 3/20/2048	JPY	111,550,000	546,201
0.90%, 9/20/2048	JPY	60,150,000	298,324
1.00%, 3/20/2052	JPY	83,500,000	388,848
1.20%, 6/20/2053	JPY	92,800,000	446,779
1.30%, 6/20/2052	JPY	108,850,000	547,095
1.40%, 9/20/2045	JPY	146,100,000	852,962
1.40%, 12/20/2045	JPY	102,950,000	599,062
1.40%, 9/20/2052	JPY	129,500,000	665,426
1.40%, 3/20/2053	JPY	97,400,000	496,707
1.50%, 12/20/2044	JPY	291,900,000	1,755,927
1.50%, 3/20/2045	JPY	237,850,000	1,424,926
1.60%, 6/20/2045	JPY	148,500,000	902,895
1.60%, 12/20/2052	JPY	100,000,000	538,509
1.60%, 12/20/2053	JPY	195,000,000	1,034,190
1.70%, 6/20/2033	JPY	75,250,000	539,678
1.70%, 12/20/2043	JPY	143,000,000	903,372
1.70%, 3/20/2044	JPY	132,550,000	834,456
1.70%, 6/20/2044	JPY	120,200,000	753,945
1.70%, 9/20/2044	JPY	105,900,000	661,977
1.80%, 3/20/2043	JPY	122,600,000	794,886
1.80%, 9/20/2043	JPY	89,900,000	578,959
1.80%, 9/20/2053	JPY	95,000,000	531,538
1.80%, 3/20/2054	JPY	222,450,000	1,235,383
1.90%, 9/20/2042	JPY	148,250,000	981,614
1.90%, 6/20/2043	JPY	83,300,000	546,621

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 12/20/2033	JPY	99,700,000	$729,916
2.00%, 9/20/2040	JPY	131,950,000	907,970
2.00%, 9/20/2041	JPY	141,600,000	962,658
2.00%, 3/20/2042	JPY	236,900,000	1,600,922
2.10%, 9/20/2054	JPY	503,050,000	2,988,245
2.20%, 3/20/2041	JPY	107,500,000	754,788
2.20%, 6/20/2054	JPY	180,050,000	1,095,732
2.30%, 12/20/2035	JPY	42,000,000	312,701
2.30%, 12/20/2036	JPY	76,000,000	562,319
2.30%, 3/20/2039	JPY	115,350,000	837,552
2.30%, 3/20/2040	JPY	118,800,000	853,983
2.30%, 12/20/2054	JPY	869,500,000	5,404,330
2.40%, 3/20/2034	JPY	77,900,000	587,347
2.40%, 12/20/2034	JPY	51,750,000	389,777
2.40%, 3/20/2037	JPY	69,300,000	516,733
2.40%, 9/20/2038	JPY	70,750,000	521,428
2.40%, 3/20/2055	JPY	250,000,000	1,592,682
2.50%, 6/20/2034	JPY	85,900,000	652,411
2.50%, 9/20/2034	JPY	88,150,000	669,335
2.50%, 9/20/2035	JPY	56,550,000	429,016
2.50%, 3/20/2036	JPY	82,950,000	627,938
2.50%, 9/20/2036	JPY	32,000,000	241,660
2.50%, 9/20/2037	JPY	91,550,000	687,216
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	131,000,000	781,556
0.30%, 6/20/2039	JPY	172,450,000	957,695
0.30%, 9/20/2039	JPY	182,750,000	1,007,696
0.30%, 12/20/2039	JPY	178,200,000	975,403
0.40%, 3/20/2036	JPY	147,550,000	906,087
0.40%, 3/20/2039	JPY	200,400,000	1,138,095
0.40%, 3/20/2040	JPY	212,900,000	1,175,567
0.40%, 6/20/2040	JPY	208,850,000	1,145,021
0.40%, 9/20/2040	JPY	252,300,000	1,372,930
0.40%, 6/20/2041	JPY	211,700,000	1,127,025
0.50%, 9/20/2036	JPY	193,550,000	1,188,273
0.50%, 3/20/2038	JPY	221,550,000	1,310,312
0.50%, 6/20/2038	JPY	199,000,000	1,168,967
0.50%, 12/20/2038	JPY	159,800,000	926,430
0.50%, 12/20/2040	JPY	209,600,000	1,151,411
0.50%, 3/20/2041	JPY	218,150,000	1,189,921
0.50%, 9/20/2041	JPY	224,100,000	1,205,667
0.50%, 12/20/2041	JPY	219,050,000	1,170,567
0.60%, 12/20/2036	JPY	155,350,000	959,224
0.60%, 6/20/2037	JPY	166,550,000	1,016,526
0.60%, 9/20/2037	JPY	171,300,000	1,039,351
0.60%, 12/20/2037	JPY	146,000,000	880,296
0.70%, 3/20/2037	JPY	119,650,000	743,521
0.70%, 9/20/2038	JPY	174,800,000	1,048,171
0.80%, 3/20/2042	JPY	200,000,000	1,120,246
0.90%, 6/20/2042	JPY	211,500,000	1,198,585
1.00%, 12/20/2035	JPY	192,350,000	1,265,599
1.10%, 9/20/2042	JPY	355,900,000	2,075,872
1.10%, 3/20/2043	JPY	225,150,000	1,301,145
1.10%, 6/20/2043	JPY	205,000,000	1,178,255
Security Description		Principal Amount	Value
1.20%, 12/20/2034	JPY	260,750,000	$1,772,602
1.20%, 3/20/2035	JPY	433,100,000	2,935,227
1.20%, 9/20/2035	JPY	190,450,000	1,283,027
1.30%, 6/20/2035	JPY	250,850,000	1,711,622
1.30%, 12/20/2043	JPY	245,000,000	1,445,796
1.40%, 9/20/2034	JPY	199,900,000	1,386,340
1.40%, 12/20/2042	JPY	242,600,000	1,480,978
1.50%, 3/20/2033	JPY	86,200,000	609,788
1.50%, 3/20/2034	JPY	157,950,000	1,110,161
1.50%, 6/20/2034	JPY	255,900,000	1,794,781
1.50%, 9/20/2043	JPY	225,000,000	1,379,331
1.60%, 6/20/2030	JPY	100,000,000	712,638
1.60%, 3/20/2032	JPY	84,050,000	600,200
1.60%, 6/20/2032	JPY	75,000,000	535,465
1.60%, 3/20/2033	JPY	29,850,000	212,698
1.60%, 12/20/2033	JPY	229,600,000	1,629,986
1.60%, 3/20/2044	JPY	246,750,000	1,526,811
1.70%, 3/20/2032	JPY	101,400,000	728,715
1.70%, 6/20/2032	JPY	50,000,000	359,230
1.70%, 9/20/2032	JPY	84,000,000	603,373
1.70%, 12/20/2032	JPY	100,000,000	717,990
1.70%, 6/20/2033	JPY	200,750,000	1,439,738
1.70%, 9/20/2033	JPY	195,250,000	1,398,982
1.80%, 9/20/2030	JPY	95,050,000	684,667
1.80%, 9/20/2031	JPY	180,700,000	1,305,801
1.80%, 12/20/2031	JPY	86,550,000	625,776
1.80%, 3/20/2032	JPY	75,000,000	542,324
1.80%, 12/20/2032	JPY	33,450,000	241,842
1.80%, 9/20/2044	JPY	226,200,000	1,438,131
1.90%, 12/20/2028	JPY	79,500,000	570,163
1.90%, 3/20/2029	JPY	54,300,000	389,985
1.90%, 9/20/2030	JPY	88,200,000	638,353
1.90%, 6/20/2044	JPY	237,250,000	1,538,327
2.00%, 3/20/2027	JPY	88,050,000	623,272
2.00%, 12/20/2044	JPY	541,050,000	3,545,882
2.10%, 12/20/2026	JPY	112,600,000	796,108
2.10%, 3/20/2027	JPY	146,300,000	1,037,313
2.10%, 6/20/2027	JPY	47,800,000	339,794
2.10%, 12/20/2027	JPY	92,250,000	659,599
2.10%, 9/20/2028	JPY	111,350,000	802,264
2.10%, 12/20/2028	JPY	50,000,000	360,930
2.10%, 9/20/2029	JPY	170,900,000	1,240,272
2.10%, 3/20/2030	JPY	167,550,000	1,219,451
2.20%, 9/20/2026	JPY	82,550,000	582,562
2.20%, 9/20/2027	JPY	149,350,000	1,067,106
2.20%, 3/20/2028	JPY	83,000,000	596,535
2.20%, 9/20/2028	JPY	72,200,000	521,727
2.20%, 12/20/2029	JPY	103,600,000	756,217
2.20%, 3/20/2031	JPY	60,650,000	447,033
2.30%, 6/20/2027	JPY	90,000,000	642,197
2.40%, 6/20/2028	JPY	125,800,000	911,949
2.40%, 3/20/2045	JPY	432,150,000	3,011,273
Japan Government Two Year Bonds:
0.40%, 7/1/2026	JPY	166,000,000	1,147,158

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.40%, 8/1/2026	JPY	163,000,000	$1,126,166
0.40%, 9/1/2026	JPY	275,200,000	1,900,746
0.40%, 10/1/2026	JPY	661,000,000	4,563,735
0.50%, 11/1/2026	JPY	162,000,000	1,119,504
0.60%, 12/1/2026	JPY	143,000,000	989,273
0.60%, 1/1/2027	JPY	162,000,000	1,120,323
0.70%, 2/1/2027	JPY	172,000,000	1,191,015
0.70%, 5/1/2027	JPY	350,000,000	2,422,123
0.80%, 3/1/2027	JPY	250,000,000	1,733,705
0.80%, 6/1/2027	JPY	250,000,000	1,732,528
0.90%, 4/1/2027	JPY	755,000,000	5,243,368
			347,515,936
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	381,000	437,423
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	334,437
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	87,584
Series GMTN, 2.88%, 5/21/2030	EUR	250,000	294,527
Series GMTN, 3.50%, 1/17/2028	EUR	605,000	729,956
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	241,450
			2,125,377
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	280,000	147,759
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	160,114
Series EMTN, 0.95%, 5/26/2027	EUR	132,000	151,243
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	217,004
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	234,560
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	347,391
Series EMTN, 2.88%, 1/28/2030	EUR	250,000	294,850
Series EMTN, 3.63%, 1/28/2040	EUR	250,000	284,944
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	308,098
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	184,805
			2,330,768
Security Description		Principal Amount	Value
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	254,000	$290,164
0.63%, 2/1/2027 (a)	EUR	603,000	693,593
1.38%, 5/25/2029	EUR	100,000	113,084
2.25%, 3/19/2028	EUR	80,000	94,075
2.63%, 10/23/2034	EUR	125,000	143,583
3.00%, 3/2/2033	EUR	600,000	714,242
3.25%, 3/2/2043	EUR	250,000	284,946
			2,333,687
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	570,177
3.52%, 4/20/2028	MYR	18,755,000	4,496,790
3.58%, 7/15/2032	MYR	2,050,000	491,922
3.73%, 6/15/2028	MYR	3,350,000	807,944
3.76%, 5/22/2040	MYR	5,250,000	1,250,030
3.83%, 7/5/2034	MYR	3,000,000	728,493
3.84%, 4/15/2033	MYR	3,875,000	941,816
3.89%, 8/15/2029	MYR	2,910,000	706,769
3.90%, 11/30/2026	MYR	2,725,000	654,747
3.90%, 11/16/2027	MYR	2,820,000	681,353
4.05%, 4/18/2039	MYR	4,700,000	1,157,994
4.07%, 6/15/2050	MYR	3,425,000	820,848
4.18%, 5/16/2044	MYR	1,750,000	437,328
4.23%, 6/30/2031	MYR	1,720,000	426,500
4.25%, 5/31/2035	MYR	1,350,000	339,592
4.46%, 3/31/2053	MYR	3,000,000	763,007
4.50%, 4/30/2029	MYR	4,375,000	1,085,007
4.70%, 10/15/2042	MYR	2,110,000	558,540
4.74%, 3/15/2046	MYR	2,670,000	705,430
4.76%, 4/7/2037	MYR	2,870,000	755,167
4.94%, 9/30/2043	MYR	1,910,000	520,909
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,555,000	850,312
3.45%, 7/15/2036	MYR	2,000,000	467,403
3.47%, 10/15/2030	MYR	3,150,000	752,693
3.60%, 7/31/2028	MYR	4,520,000	1,086,818
3.61%, 4/30/2035	MYR	2,775,000	663,680
3.64%, 8/30/2030	MYR	3,000,000	723,691
3.78%, 5/31/2045	MYR	1,850,000	439,378
3.80%, 10/8/2031	MYR	6,125,000	1,488,009
3.87%, 8/8/2028	MYR	1,250,000	302,696
3.97%, 7/16/2040	MYR	4,850,000	1,186,669
4.07%, 9/30/2026	MYR	2,650,000	637,120
4.12%, 11/30/2034	MYR	2,275,000	564,738
4.13%, 7/9/2029	MYR	3,250,000	796,580
4.19%, 10/7/2032	MYR	2,175,000	539,811
4.25%, 9/30/2030	MYR	1,000,000	247,857
4.26%, 7/26/2027	MYR	1,220,000	296,503

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.28%, 3/23/2054	MYR	4,125,000	$1,021,918
4.29%, 8/14/2043	MYR	2,550,000	644,147
4.42%, 9/30/2041	MYR	1,500,000	383,755
4.47%, 9/15/2039	MYR	1,125,000	288,992
4.58%, 8/30/2033	MYR	2,978,000	759,689
4.72%, 6/15/2033	MYR	1,600,000	411,429
4.76%, 8/4/2037	MYR	2,100,000	551,072
4.79%, 10/31/2035	MYR	2,520,000	660,509
4.90%, 5/8/2047	MYR	1,530,000	412,397
4.94%, 12/6/2028	MYR	725,000	181,590
5.36%, 5/15/2052	MYR	3,650,000	1,053,086
			36,312,905
MEXICO — 1.9%
Mexico Bonos:
5.50%, 3/4/2027	MXN	10,570,000	536,391
7.00%, 9/3/2026	MXN	35,060,000	1,831,259
7.50%, 6/3/2027	MXN	38,677,000	2,022,804
7.50%, 5/26/2033	MXN	43,172,000	2,085,771
7.75%, 5/29/2031	MXN	47,679,000	2,404,191
7.75%, 11/23/2034	MXN	36,227,000	1,748,070
7.75%, 11/13/2042	MXN	45,775,000	2,007,030
8.00%, 5/24/2035	MXN	12,920,000	626,874
8.00%, 11/7/2047	MXN	37,358,000	1,639,742
8.00%, 7/31/2053	MXN	52,780,000	2,295,086
8.50%, 3/2/2028	MXN	45,850,000	2,434,210
8.50%, 3/1/2029	MXN	53,950,000	2,850,337
8.50%, 5/31/2029	MXN	36,170,000	1,908,096
8.50%, 2/28/2030	MXN	43,300,000	2,276,390
8.50%, 11/18/2038	MXN	26,713,000	1,298,985
10.00%, 11/20/2036	MXN	14,530,000	806,979
			28,772,215
NETHERLANDS — 3.3%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	1,981,900	2,261,326
Zero Coupon, 1/15/2029	EUR	2,309,000	2,517,138
Zero Coupon, 7/15/2030	EUR	2,046,000	2,140,764
Zero Coupon, 7/15/2031	EUR	2,139,000	2,172,902
Zero Coupon, 1/15/2038	EUR	1,829,000	1,481,186
Zero Coupon, 1/15/2052	EUR	2,486,000	1,287,648
0.25%, 7/15/2029	EUR	1,906,000	2,072,860
0.50%, 7/15/2026	EUR	1,590,000	1,840,349
0.50%, 7/15/2032	EUR	1,813,000	1,852,503
0.50%, 1/15/2040	EUR	1,835,000	1,519,303
0.75%, 7/15/2027	EUR	2,208,000	2,533,247
0.75%, 7/15/2028	EUR	2,332,000	2,635,519
2.00%, 1/15/2054	EUR	2,312,000	2,110,427
2.50%, 1/15/2030	EUR	2,387,000	2,831,764
Security Description		Principal Amount	Value
2.50%, 1/15/2033	EUR	1,977,000	$2,310,280
2.50%, 7/15/2033	EUR	1,705,000	1,983,571
2.50%, 7/15/2034	EUR	1,722,000	1,985,922
2.50%, 7/15/2035	EUR	1,198,000	1,370,011
2.75%, 1/15/2047	EUR	2,534,000	2,796,437
3.25%, 1/15/2044	EUR	1,444,000	1,728,655
3.75%, 1/15/2042	EUR	2,555,000	3,258,013
4.00%, 1/15/2037	EUR	2,373,000	3,084,290
5.50%, 1/15/2028	EUR	1,672,000	2,132,860
			49,906,975
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,586,000	877,527
1.50%, 5/15/2031	NZD	1,476,000	776,918
1.75%, 5/15/2041	NZD	545,000	214,557
2.00%, 5/15/2032	NZD	4,011,000	2,114,253
2.75%, 4/15/2037	NZD	888,000	443,442
2.75%, 5/15/2051	NZD	630,000	250,906
3.00%, 4/20/2029	NZD	2,344,000	1,387,949
3.50%, 4/14/2033	NZD	1,511,000	866,427
4.25%, 5/15/2034	NZD	900,000	538,030
4.25%, 5/15/2036	NZD	859,000	504,081
4.50%, 4/15/2027	NZD	1,898,000	1,175,501
4.50%, 5/15/2030	NZD	1,784,000	1,112,564
4.50%, 5/15/2035	NZD	2,106,000	1,272,950
5.00%, 5/15/2054	NZD	700,000	410,891
			11,945,996
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	3,948,000	337,549
1.38%, 8/19/2030	NOK	8,138,000	719,527
1.75%, 2/17/2027	NOK	4,740,000	455,395
1.75%, 9/6/2029	NOK	4,416,000	405,519
2.00%, 4/26/2028	NOK	4,509,000	427,727
2.13%, 5/18/2032	NOK	11,719,000	1,045,590
3.00%, 8/15/2033	NOK	8,700,000	813,141
3.50%, 10/6/2042	NOK	3,571,000	341,895
3.63%, 4/13/2034	NOK	7,425,000	723,944
3.63%, 5/31/2039	NOK	1,000,000	97,093
3.75%, 6/12/2035	NOK	6,575,000	646,453
			6,013,833
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	1,890,000	455,410
5.40%, 8/12/2034	PEN	1,820,000	483,257
5.94%, 2/12/2029	PEN	945,000	279,126
6.15%, 8/12/2032 (a)	PEN	3,365,000	978,469
6.35%, 8/12/2028	PEN	1,025,000	307,642
6.90%, 8/12/2037	PEN	3,450,000	986,492
6.95%, 8/12/2031	PEN	500,000	152,819

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
7.30%, 8/12/2033	PEN	2,350,000	$720,390
7.60%, 8/12/2039	PEN	2,075,000	621,235
8.20%, 8/12/2026	PEN	1,650,000	485,196
			5,470,036
POLAND — 1.6%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2027	PLN	2,150,000	555,370
Zero Coupon, 1/25/2028	PLN	600,000	147,933
0.25%, 10/25/2026	PLN	650,000	170,361
1.25%, 10/25/2030	PLN	8,773,000	2,018,197
1.75%, 4/25/2032	PLN	6,964,000	1,553,458
2.50%, 7/25/2026	PLN	3,335,000	904,649
2.50%, 7/25/2027	PLN	4,144,000	1,101,090
2.75%, 4/25/2028	PLN	6,529,000	1,720,035
2.75%, 10/25/2029	PLN	10,001,000	2,552,358
3.75%, 5/25/2027	PLN	5,706,000	1,557,847
4.00%, 4/25/2047	PLN	565,000	124,669
4.50%, 7/25/2030	PLN	2,450,000	665,000
4.75%, 7/25/2029	PLN	13,591,000	3,757,082
5.00%, 1/25/2030	PLN	6,600,000	1,836,488
5.00%, 10/25/2034	PLN	6,345,000	1,701,539
5.75%, 4/25/2029	PLN	885,000	253,608
6.00%, 10/25/2033	PLN	6,735,000	1,941,906
7.50%, 7/25/2028	PLN	6,327,000	1,890,108
			24,451,698
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	1,791,000	1,831,756
0.48%, 10/18/2030	EUR	1,418,000	1,509,202
0.70%, 10/15/2027	EUR	1,027,000	1,174,551
0.90%, 10/12/2035	EUR	958,000	913,407
1.00%, 4/12/2052	EUR	794,000	505,724
1.15%, 4/11/2042	EUR	502,000	412,715
1.65%, 7/16/2032	EUR	1,001,000	1,099,233
1.95%, 6/15/2029	EUR	1,299,400	1,513,711
2.13%, 10/17/2028	EUR	2,035,000	2,395,018
2.25%, 4/18/2034	EUR	1,360,000	1,517,773
2.88%, 7/21/2026	EUR	567,000	672,415
2.88%, 10/20/2034	EUR	1,065,000	1,242,169
3.00%, 6/15/2035	EUR	100,000	116,967
3.50%, 6/18/2038	EUR	947,000	1,131,928
3.63%, 6/12/2054	EUR	719,000	811,521
3.88%, 2/15/2030	EUR	1,585,000	1,988,881
4.10%, 4/15/2037	EUR	1,829,000	2,335,694
4.10%, 2/15/2045	EUR	890,000	1,112,201
4.13%, 4/14/2027	EUR	1,045,000	1,274,658
			23,559,524
Security Description		Principal Amount	Value
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,330,000	$276,874
3.65%, 9/24/2031	RON	2,535,000	478,708
4.15%, 1/26/2028	RON	2,300,000	493,513
4.15%, 10/24/2030	RON	2,600,000	516,830
4.25%, 4/28/2036	RON	475,000	84,866
4.75%, 10/11/2034 (a)	RON	2,030,000	386,180
4.85%, 7/25/2029	RON	2,230,000	470,385
5.00%, 2/12/2029	RON	5,095,000	1,090,442
5.80%, 7/26/2027	RON	3,270,000	734,654
6.30%, 4/26/2028	RON	975,000	219,588
6.30%, 4/25/2029	RON	1,700,000	379,067
6.70%, 2/25/2032	RON	1,645,000	365,920
7.10%, 7/31/2034	RON	1,415,000	319,098
7.20%, 10/28/2026	RON	1,565,000	362,359
7.20%, 5/31/2027	RON	2,110,000	487,268
7.35%, 4/28/2031	RON	1,525,000	350,937
7.40%, 4/28/2027	RON	800,000	185,333
7.65%, 7/27/2031	RON	750,000	174,212
7.90%, 2/24/2038	RON	3,320,000	803,500
8.00%, 4/29/2030	RON	1,695,000	401,131
8.25%, 9/29/2032	RON	2,775,000	669,096
			9,249,961
SINGAPORE — 1.0%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	897,000	698,883
1.63%, 7/1/2031	SGD	650,000	498,153
1.88%, 3/1/2050	SGD	688,000	497,337
1.88%, 10/1/2051	SGD	345,000	245,893
2.25%, 8/1/2036	SGD	877,000	686,774
2.38%, 7/1/2039	SGD	740,000	584,464
2.50%, 4/1/2030	SGD	1,375,000	1,112,577
2.63%, 5/1/2028	SGD	1,104,000	886,733
2.63%, 8/1/2032	SGD	708,000	573,967
2.75%, 3/1/2035	SGD	875,000	716,687
2.75%, 4/1/2042	SGD	656,000	544,372
2.75%, 3/1/2046	SGD	985,000	828,370
2.88%, 9/1/2027	SGD	938,000	753,599
2.88%, 8/1/2028	SGD	725,000	587,498
2.88%, 7/1/2029	SGD	1,027,000	837,204
2.88%, 9/1/2030	SGD	916,000	752,702
3.00%, 4/1/2029	SGD	1,208,000	987,321
3.00%, 8/1/2072	SGD	1,042,000	945,026
3.25%, 6/1/2054	SGD	1,212,000	1,131,695
3.38%, 9/1/2033	SGD	1,055,000	899,556
3.38%, 5/1/2034	SGD	400,000	342,632
3.50%, 3/1/2027	SGD	795,000	641,755
			15,753,198

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	135,000	$152,376
0.38%, 4/21/2036	EUR	475,000	397,925
1.00%, 6/12/2028	EUR	352,000	397,639
1.00%, 10/9/2030	EUR	376,000	406,541
1.00%, 5/14/2032	EUR	942,000	972,849
1.38%, 1/21/2027	EUR	261,000	303,204
1.63%, 1/21/2031	EUR	349,000	386,865
1.88%, 3/9/2037	EUR	358,000	351,457
2.00%, 10/17/2047	EUR	380,000	308,052
2.25%, 6/12/2068	EUR	71,000	50,421
3.00%, 2/7/2028	EUR	275,000	329,298
3.00%, 11/6/2031	EUR	269,000	318,259
3.63%, 1/16/2029	EUR	633,000	774,782
3.63%, 6/8/2033	EUR	467,000	564,284
3.75%, 3/6/2034	EUR	526,000	637,285
3.75%, 2/23/2035	EUR	100,000	120,414
3.75%, 2/27/2040	EUR	900,000	1,035,231
4.00%, 10/19/2032	EUR	961,000	1,199,857
4.00%, 2/23/2043	EUR	275,000	318,110
			9,024,849
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/12/2031	EUR	275,000	281,104
0.28%, 1/14/2030	EUR	200,000	214,086
0.88%, 7/15/2030	EUR	166,000	181,656
1.00%, 3/6/2028	EUR	219,000	251,091
1.18%, 2/13/2062	EUR	269,000	151,991
1.19%, 3/14/2029	EUR	345,000	391,683
1.25%, 3/22/2027	EUR	237,000	275,867
1.50%, 3/25/2035	EUR	600,000	615,725
1.75%, 11/3/2040	EUR	234,000	220,395
2.25%, 3/3/2032	EUR	714,000	818,143
3.00%, 3/10/2034	EUR	300,000	353,059
3.13%, 7/2/2035 (b)	EUR	150,000	176,324
3.13%, 8/7/2045	EUR	648,000	707,854
			4,638,978
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	835,000,000	495,507
1.38%, 12/10/2029	KRW	1,100,000,000	772,742
1.38%, 6/10/2030	KRW	1,493,000,000	1,042,200
1.50%, 12/10/2026	KRW	383,150,000	280,336
1.50%, 12/10/2030	KRW	914,000,000	637,147
1.50%, 9/10/2036	KRW	685,690,000	443,355
1.50%, 9/10/2040	KRW	1,500,000,000	928,635
1.50%, 3/10/2050	KRW	3,850,000,000	2,206,659
1.63%, 9/10/2070	KRW	950,000,000	512,563
1.75%, 9/10/2026	KRW	378,000,000	277,998
1.88%, 9/10/2041	KRW	1,000,000,000	648,522
Security Description		Principal Amount	Value
1.88%, 3/10/2051	KRW	4,515,000,000	$2,801,895
2.00%, 6/10/2031	KRW	814,000,000	580,592
2.00%, 3/10/2046	KRW	975,000,000	630,586
2.00%, 3/10/2049	KRW	2,414,000,000	1,546,807
2.13%, 6/10/2027	KRW	657,870,000	484,606
2.13%, 3/10/2047	KRW	2,120,330,000	1,398,511
2.25%, 6/10/2028	KRW	825,000,000	607,837
2.25%, 9/10/2037	KRW	500,000,000	348,186
2.38%, 3/10/2027	KRW	1,470,000,000	1,087,887
2.38%, 12/10/2031	KRW	1,054,000,000	766,482
2.50%, 3/10/2052	KRW	2,948,000,000	2,074,702
2.63%, 3/10/2027	KRW	1,820,000,000	1,352,301
2.63%, 3/10/2030	KRW	2,198,000,000	1,631,818
2.63%, 6/10/2035	KRW	525,000,000	383,295
2.63%, 9/10/2035	KRW	839,210,000	610,325
2.63%, 3/10/2048	KRW	2,090,000,000	1,504,893
2.63%, 3/10/2055	KRW	4,150,000,000	3,009,521
2.75%, 12/10/2044	KRW	998,000,000	730,914
2.75%, 9/10/2054	KRW	3,200,000,000	2,374,447
2.75%, 9/10/2074	KRW	1,250,000,000	955,331
2.88%, 12/10/2027	KRW	1,732,000,000	1,295,928
2.88%, 9/10/2044	KRW	1,500,000,000	1,120,427
3.00%, 9/10/2029	KRW	1,200,000,000	903,673
3.00%, 12/10/2034	KRW	2,000,000,000	1,502,240
3.00%, 12/10/2042	KRW	1,421,780,000	1,076,396
3.13%, 9/10/2027	KRW	858,000,000	644,883
3.13%, 9/10/2052	KRW	1,100,000,000	870,797
3.25%, 6/10/2027	KRW	1,514,000,000	1,139,056
3.25%, 3/10/2028	KRW	3,172,000,000	2,396,194
3.25%, 3/10/2029	KRW	2,360,000,000	1,791,909
3.25%, 6/10/2033	KRW	1,069,000,000	816,575
3.25%, 9/10/2042	KRW	600,000,000	469,064
3.25%, 3/10/2053	KRW	2,700,000,000	2,187,933
3.25%, 3/10/2054	KRW	2,985,000,000	2,431,992
3.38%, 6/10/2032	KRW	1,579,000,000	1,217,949
3.50%, 9/10/2028	KRW	2,000,000,000	1,526,514
3.50%, 6/10/2034	KRW	3,386,000,000	2,641,407
3.63%, 9/10/2053	KRW	1,750,000,000	1,518,380
3.75%, 12/10/2033	KRW	1,436,250,000	1,138,555
3.88%, 12/10/2026	KRW	1,550,000,000	1,172,522
3.88%, 9/10/2043	KRW	950,000,000	807,276
4.00%, 12/10/2031	KRW	1,222,640,000	975,661
4.13%, 12/10/2033	KRW	1,005,000,000	817,545
4.25%, 12/10/2032	KRW	1,313,000,000	1,069,607
4.75%, 12/10/2030	KRW	3,095,050,000	2,532,695
5.50%, 3/10/2028	KRW	3,337,000,000	2,664,825
			69,856,603
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	422,000	480,645
Zero Coupon, 1/31/2028	EUR	1,742,000	1,939,551
0.10%, 4/30/2031	EUR	1,367,000	1,388,393

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 4/30/2030	EUR	1,380,000	$1,476,194
0.50%, 10/31/2031	EUR	1,225,000	1,255,706
0.60%, 10/31/2029	EUR	1,290,000	1,403,661
0.70%, 4/30/2032	EUR	1,530,000	1,566,365
0.80%, 7/30/2027	EUR	791,000	906,258
0.80%, 7/30/2029	EUR	1,441,000	1,589,349
0.85%, 7/30/2037	EUR	811,000	712,762
1.00%, 7/30/2042	EUR	976,000	758,170
1.00%, 10/31/2050	EUR	1,021,000	650,623
1.20%, 10/31/2040	EUR	874,000	735,477
1.25%, 10/31/2030	EUR	1,622,000	1,781,177
1.30%, 10/31/2026	EUR	770,000	896,721
1.40%, 4/30/2028	EUR	1,595,000	1,836,836
1.40%, 7/30/2028	EUR	1,579,000	1,811,804
1.45%, 10/31/2027	EUR	1,032,000	1,196,004
1.45%, 4/30/2029	EUR	1,513,000	1,721,293
1.45%, 10/31/2071	EUR	1,344,000	730,564
1.50%, 4/30/2027	EUR	1,135,000	1,322,316
1.85%, 7/30/2035	EUR	1,361,000	1,417,134
1.90%, 10/31/2052	EUR	700,000	544,203
1.95%, 7/30/2030	EUR	1,304,000	1,491,154
2.35%, 7/30/2033	EUR	1,136,000	1,277,398
2.40%, 5/31/2028	EUR	574,000	678,377
2.50%, 5/31/2027	EUR	1,536,000	1,820,263
2.55%, 10/31/2032	EUR	1,507,000	1,735,012
2.70%, 1/31/2030	EUR	873,000	1,035,675
2.70%, 10/31/2048	EUR	979,000	948,261
2.90%, 10/31/2046	EUR	980,000	1,000,632
3.10%, 7/30/2031	EUR	977,000	1,172,953
3.15%, 4/30/2033	EUR	1,287,000	1,535,510
3.15%, 4/30/2035	EUR	1,221,000	1,431,163
3.20%, 10/31/2035	EUR	500,000	585,464
3.25%, 4/30/2034	EUR	1,134,000	1,350,924
3.45%, 10/31/2034	EUR	1,305,000	1,573,456
3.45%, 7/30/2043	EUR	838,000	942,784
3.45%, 7/30/2066	EUR	927,000	951,238
3.50%, 5/31/2029	EUR	1,480,000	1,811,975
3.55%, 10/31/2033	EUR	1,629,000	1,990,599
3.90%, 7/30/2039	EUR	1,115,000	1,357,879
4.00%, 10/31/2054	EUR	640,000	749,476
4.20%, 1/31/2037	EUR	2,219,000	2,818,957
4.70%, 7/30/2041	EUR	1,211,000	1,600,949
4.90%, 7/30/2040	EUR	1,237,000	1,668,344
5.15%, 10/31/2028	EUR	1,316,000	1,688,907
5.15%, 10/31/2044	EUR	1,140,000	1,591,313
5.75%, 7/30/2032	EUR	1,466,000	2,045,539
5.90%, 7/30/2026	EUR	1,604,000	1,961,577
6.00%, 1/31/2029	EUR	1,695,000	2,245,151
			69,182,136
SWEDEN — 0.5%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	5,510,000	520,028
0.50%, 11/24/2045	SEK	2,155,000	154,312
0.75%, 5/12/2028	SEK	14,775,000	1,509,529
Security Description		Principal Amount	Value
0.75%, 11/12/2029	SEK	9,165,000	$918,481
1.00%, 11/12/2026	SEK	8,450,000	878,036
1.38%, 6/23/2071	SEK	1,455,000	98,325
1.75%, 11/11/2033	SEK	5,270,000	536,478
2.25%, 6/1/2032	SEK	6,545,000	695,774
2.25%, 5/11/2035	SEK	8,900,000	935,021
3.50%, 3/30/2039	SEK	5,545,000	655,842
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	5,200,000	497,913
			7,399,739
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	887,000	1,111,570
Zero Coupon, 6/26/2034	CHF	609,000	740,385
Zero Coupon, 7/24/2039	CHF	559,000	644,052
0.25%, 6/23/2035	CHF	724,000	893,949
0.50%, 5/27/2030	CHF	527,000	673,932
0.50%, 6/27/2032	CHF	321,000	410,474
0.50%, 6/28/2045	CHF	493,000	598,187
0.50%, 5/24/2055	CHF	150,000	180,268
0.50%, 5/30/2058	CHF	222,000	269,767
0.88%, 5/22/2047	CHF	676,000	884,917
1.25%, 6/27/2037	CHF	423,000	575,385
1.25%, 6/28/2043	CHF	191,000	264,050
1.50%, 10/26/2038	CHF	410,000	576,030
1.50%, 4/30/2042	CHF	385,000	549,401
2.00%, 6/25/2064	CHF	519,000	970,449
2.25%, 6/22/2031	CHF	625,000	881,125
2.50%, 3/8/2036	CHF	385,000	587,002
3.25%, 6/27/2027	CHF	320,000	428,824
3.50%, 4/8/2033	CHF	449,000	702,854
4.00%, 4/8/2028	CHF	420,000	586,577
4.00%, 1/6/2049	CHF	275,000	597,227
			13,126,425
THAILAND — 2.2%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	15,500,000	472,994
1.59%, 12/17/2035	THB	22,650,000	695,716
1.60%, 6/17/2035	THB	11,225,000	344,133
1.66%, 3/17/2030	THB	29,000,000	903,012
1.88%, 6/17/2049	THB	19,250,000	545,628
2.00%, 12/17/2031	THB	38,900,000	1,234,245
2.00%, 6/17/2042	THB	57,600,000	1,774,316
2.05%, 4/17/2028	THB	28,725,000	899,011
2.13%, 12/17/2026	THB	16,125,000	501,149
2.25%, 3/17/2027	THB	29,750,000	927,913
2.40%, 11/17/2027	THB	65,850,000	2,072,129
2.40%, 3/17/2029	THB	33,775,000	1,075,229

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.41%, 3/17/2035	THB	40,000,000	$1,316,749
2.50%, 11/17/2029	THB	47,100,000	1,514,558
2.65%, 6/17/2028	THB	23,850,000	759,823
2.70%, 6/17/2040	THB	20,000,000	694,856
2.75%, 6/17/2052	THB	15,000,000	500,565
2.80%, 6/17/2034	THB	31,750,000	1,072,805
2.88%, 12/17/2028	THB	21,750,000	701,831
2.88%, 6/17/2046	THB	18,350,000	627,985
3.14%, 6/17/2047	THB	20,900,000	739,876
3.15%, 6/17/2050	THB	30,000,000	1,072,772
3.30%, 6/17/2038	THB	24,300,000	884,135
3.35%, 6/17/2033	THB	26,350,000	916,780
3.39%, 6/17/2037	THB	27,100,000	987,422
3.40%, 6/17/2036	THB	17,710,000	637,865
3.45%, 6/17/2043	THB	39,700,000	1,471,835
3.60%, 6/17/2067	THB	16,750,000	655,609
3.78%, 6/25/2032	THB	25,250,000	892,560
4.00%, 6/17/2055	THB	16,000,000	669,544
4.00%, 6/17/2066	THB	16,920,000	714,774
4.00%, 6/17/2072	THB	17,500,000	755,926
4.26%, 12/12/2037	THB	32,100,000	1,230,694
4.68%, 6/29/2044	THB	18,340,000	782,187
4.85%, 6/17/2061	THB	19,010,000	904,569
4.88%, 6/22/2029	THB	41,255,000	1,437,523
5.67%, 3/13/2028	THB	25,000,000	854,548
			34,243,266
UNITED KINGDOM — 5.0%
U.K. Gilts:
0.13%, 1/31/2028	GBP	375,000	470,278
0.25%, 7/31/2031	GBP	1,394,000	1,531,783
0.50%, 1/31/2029	GBP	919,000	1,123,452
0.50%, 10/22/2061	GBP	126,000	44,901
0.63%, 7/31/2035	GBP	1,117,000	1,054,712
0.63%, 10/22/2050	GBP	698,000	351,461
0.88%, 10/22/2029	GBP	1,017,000	1,235,397
0.88%, 7/31/2033	GBP	528,000	555,535
0.88%, 1/31/2046	GBP	957,000	604,502
1.00%, 1/31/2032	GBP	1,028,000	1,159,400
1.13%, 10/22/2073	GBP	329,000	146,840
1.25%, 7/31/2051	GBP	1,131,000	677,446
1.50%, 7/22/2047	GBP	699,000	497,041
1.50%, 7/31/2053	GBP	675,000	419,651
1.63%, 10/22/2028	GBP	304,000	390,264
1.63%, 10/22/2054	GBP	1,009,000	641,288
1.63%, 10/22/2071	GBP	835,000	459,985
1.75%, 1/22/2049	GBP	799,000	585,667
1.75%, 7/22/2057	GBP	1,184,000	757,267
2.50%, 7/22/2065	GBP	808,000	613,744
3.25%, 1/31/2033	GBP	1,194,000	1,530,268
3.25%, 1/22/2044	GBP	1,117,000	1,187,416
3.50%, 1/22/2045	GBP	896,000	977,969
3.50%, 7/22/2068	GBP	2,786,000	2,733,158
3.75%, 3/7/2027	GBP	3,460,000	4,735,727
3.75%, 1/29/2038	GBP	3,119,000	3,876,412
3.75%, 7/22/2052	GBP	1,034,000	1,111,227
Security Description		Principal Amount	Value
3.75%, 10/22/2053	GBP	872,000	$927,516
4.00%, 10/22/2031	GBP	2,287,000	3,115,118
4.00%, 1/22/2060	GBP	795,000	875,814
4.00%, 10/22/2063	GBP	510,000	556,447
4.13%, 1/29/2027	GBP	2,238,000	3,080,374
4.13%, 7/22/2029	GBP	1,538,000	2,127,233
4.25%, 12/7/2027	GBP	1,452,000	2,017,541
4.25%, 6/7/2032	GBP	1,228,000	1,697,389
4.25%, 7/31/2034	GBP	1,974,000	2,668,686
4.25%, 3/7/2036	GBP	1,191,000	1,587,917
4.25%, 9/7/2039	GBP	907,000	1,165,598
4.25%, 12/7/2040	GBP	1,148,000	1,457,521
4.25%, 12/7/2046	GBP	1,588,000	1,908,888
4.25%, 12/7/2049	GBP	865,000	1,024,737
4.25%, 12/7/2055	GBP	889,000	1,033,088
4.38%, 3/7/2028	GBP	2,270,000	3,153,037
4.38%, 3/7/2030	GBP	1,157,000	1,613,714
4.38%, 1/31/2040	GBP	1,500,000	1,942,470
4.38%, 7/31/2054	GBP	1,222,000	1,450,510
4.50%, 6/7/2028	GBP	1,870,000	2,611,357
4.50%, 9/7/2034	GBP	2,255,000	3,115,630
4.50%, 12/7/2042	GBP	1,390,000	1,783,925
4.63%, 1/31/2034	GBP	1,339,000	1,867,462
4.75%, 12/7/2030	GBP	1,503,000	2,145,159
4.75%, 12/7/2038	GBP	821,000	1,122,638
6.00%, 12/7/2028	GBP	624,000	918,649
			76,441,209
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,581,332,631)			1,511,716,082
	Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	420,997	420,997
State Street Navigator Securities Lending Portfolio II (e) (f)	2,936,972	2,936,972
TOTAL SHORT-TERM INVESTMENTS (Cost $3,357,969)		3,357,969
TOTAL INVESTMENTS — 99.1% (Cost $1,584,690,600)		1,515,074,051
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		13,846,880
NET ASSETS — 100.0%		$1,528,920,931

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,511,716,082	$—	$1,511,716,082
Short-Term Investments	3,357,969	—	—	3,357,969
TOTAL INVESTMENTS	$3,357,969	$1,511,716,082	$—	$1,515,074,051

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,967,697	$9,967,697	$323,122,023	$332,668,723	$—	$—	420,997	$420,997	$121,666
State Street Navigator Securities Lending Portfolio II	—	—	5,513,005	2,576,033	—	—	2,936,972	2,936,972	1,167
Total		$9,967,697	$328,635,028	$335,244,756	$—	$—		$3,357,969	$122,833
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.2%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	8,791,000	$5,571,755
2.25%, 5/21/2028	AUD	8,075,000	5,145,947
2.75%, 11/21/2027	AUD	8,075,000	5,232,894
4.75%, 4/21/2027	AUD	8,769,000	5,899,973
			21,850,569
AUSTRIA — 3.0%
Republic of Austria Government Bonds:
0.50%, 4/20/2027	EUR	3,505,000	4,011,364
0.75%, 10/20/2026	EUR	3,838,000	4,440,188
0.75%, 2/20/2028	EUR	3,050,000	3,461,627
2.00%, 7/15/2026	EUR	851,000	1,000,249
6.25%, 7/15/2027	EUR	2,354,000	2,998,580
			15,912,008
BELGIUM — 3.4%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	2,550,000	2,859,006
0.80%, 6/22/2027	EUR	3,902,000	4,477,614
0.80%, 6/22/2028	EUR	4,160,000	4,698,384
5.50%, 3/28/2028	EUR	4,478,000	5,728,374
			17,763,378
CANADA — 4.5%
Canada Government Bonds:
1.00%, 9/1/2026	CAD	3,694,000	2,657,595
1.00%, 6/1/2027	CAD	2,530,000	1,799,535
1.25%, 3/1/2027	CAD	2,782,000	1,994,599
1.50%, 6/1/2026	CAD	883,000	640,730
2.00%, 6/1/2028	CAD	1,000,000	719,348
2.50%, 8/1/2027	CAD	975,000	712,997
2.75%, 5/1/2027	CAD	4,703,000	3,456,059
2.75%, 9/1/2027	CAD	2,555,000	1,877,218
3.00%, 2/1/2027	CAD	4,206,000	3,101,374
3.25%, 11/1/2026	CAD	3,371,000	2,491,279
3.50%, 3/1/2028	CAD	2,475,000	1,852,432
4.00%, 8/1/2026	CAD	2,975,000	2,212,707
			23,515,873
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos Zero Coupon, 5/6/2027	CLP	1,295,000,000	1,273,343
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	6,100,000	847,435
1.35%, 9/25/2026	CNY	9,500,000	1,325,265
1.38%, 6/15/2027	CNY	11,720,000	1,635,831
Security Description		Principal Amount	Value
1.42%, 11/15/2027	CNY	8,200,000	$1,144,611
1.45%, 2/25/2028	CNY	10,400,000	1,453,083
1.46%, 5/25/2028	CNY	3,000,000	419,205
1.59%, 3/15/2027	CNY	10,020,000	1,403,150
1.62%, 8/15/2027	CNY	6,140,000	860,478
1.85%, 5/15/2027	CNY	8,800,000	1,238,275
2.04%, 2/25/2027	CNY	10,050,000	1,417,268
2.18%, 8/15/2026	CNY	7,970,000	1,122,237
2.37%, 1/20/2027	CNY	2,450,000	347,081
2.39%, 11/15/2026	CNY	5,000,000	707,289
2.44%, 10/15/2027	CNY	6,250,000	891,544
2.48%, 4/15/2027	CNY	3,000,000	426,684
2.50%, 7/25/2027	CNY	5,720,000	814,638
2.62%, 4/15/2028	CNY	7,000,000	1,008,676
2.64%, 1/15/2028	CNY	7,000,000	1,006,405
2.85%, 6/4/2027	CNY	8,700,000	1,248,806
3.01%, 5/13/2028	CNY	8,600,000	1,255,116
3.12%, 12/5/2026	CNY	3,450,000	494,320
3.28%, 12/3/2027	CNY	4,000,000	584,911
3.52%, 5/4/2027	CNY	5,000,000	728,871
3.59%, 8/3/2027	CNY	1,500,000	219,890
3.69%, 5/17/2028	CNY	6,000,000	897,723
3.85%, 2/1/2028	CNY	1,000,000	149,450
			23,648,242
COLOMBIA — 0.9%
Colombia TES:
5.75%, 11/3/2027	COP	5,159,000,000	1,162,368
6.00%, 4/28/2028	COP	8,770,000,000	1,931,813
7.50%, 8/26/2026	COP	6,114,000,000	1,468,018
			4,562,199
CROATIA — 0.5%
Croatia Government Bonds 2.65%, 3/10/2027	EUR	250,000	296,074
Croatia Government International Bonds:
2.70%, 6/15/2028	EUR	890,000	1,057,685
3.00%, 3/20/2027	EUR	925,000	1,102,178
			2,455,937
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 1.50%, 4/16/2027	EUR	125,000	145,250
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	177,022
			322,272
CZECH REPUBLIC — 0.3%
Czech Republic Government Bonds 0.25%, 2/10/2027	CZK	34,940,000	1,575,607

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
DENMARK — 0.6%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	12,902,000	$1,973,238
2.25%, 11/15/2026	DKK	6,825,000	1,083,931
			3,057,169
FINLAND — 0.7%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	806,000	925,034
0.50%, 9/15/2027	EUR	1,560,000	1,773,649
1.38%, 4/15/2027	EUR	1,038,000	1,206,811
			3,905,494
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	2,480,000	2,819,940
0.25%, 11/25/2026	EUR	1,215,000	1,393,268
0.75%, 2/25/2028	EUR	2,997,000	3,394,013
0.75%, 5/25/2028	EUR	3,775,000	4,255,071
1.00%, 5/25/2027	EUR	2,732,000	3,148,597
2.50%, 9/24/2026	EUR	2,187,000	2,585,210
2.50%, 9/24/2027	EUR	2,881,000	3,414,766
2.75%, 10/25/2027	EUR	3,699,000	4,408,503
			25,419,368
GERMANY — 4.6%
Bundesobligation:
Zero Coupon, 10/9/2026	EUR	1,099,000	1,260,686
Zero Coupon, 4/16/2027	EUR	1,230,000	1,397,548
1.30%, 10/15/2027	EUR	4,035,000	4,679,665
2.20%, 4/13/2028	EUR	1,375,000	1,626,955
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	1,750,000	2,013,306
Zero Coupon, 11/15/2027	EUR	1,225,000	1,376,496
0.25%, 2/15/2027	EUR	1,800,000	2,060,714
0.50%, 8/15/2027	EUR	1,566,000	1,787,476
0.50%, 2/15/2028	EUR	1,525,000	1,727,738
5.63%, 1/4/2028	EUR	365,000	467,529
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	580,000	678,867
2.00%, 12/10/2026	EUR	1,560,000	1,835,124
2.20%, 3/11/2027	EUR	1,640,000	1,936,183
2.70%, 9/17/2026	EUR	755,000	895,154
			23,743,441
Security Description		Principal Amount	Value
GREECE — 0.8%
Hellenic Republic Government Bonds:
1.88%, 7/23/2026	EUR	200,000	$234,606
2.00%, 4/22/2027	EUR	1,075,000	1,261,818
3.75%, 1/30/2028	EUR	1,375,000	1,679,222
3.88%, 6/15/2028	EUR	950,000	1,166,946
			4,342,592
HONG KONG — 0.1%
Hong Kong Government Bonds Programme 1.25%, 6/29/2027	HKD	3,550,000	446,851
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	1,000,000	129,815
2.89%, 10/25/2027	HKD	1,500,000	194,845
			771,511
HUNGARY — 0.6%
Hungary Government Bonds:
1.50%, 8/26/2026	HUF	154,490,000	431,262
2.75%, 12/22/2026	HUF	258,700,000	723,842
3.00%, 10/27/2027	HUF	305,000,000	833,675
4.50%, 3/23/2028	HUF	252,000,000	705,738
9.50%, 10/21/2026	HUF	202,370,000	618,216
			3,312,733
INDONESIA — 1.8%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	27,047,000,000	1,637,647
6.13%, 5/15/2028	IDR	32,090,000,000	1,970,625
7.00%, 5/15/2027	IDR	32,442,000,000	2,028,649
8.38%, 9/15/2026	IDR	31,290,000,000	1,979,278
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	9,715,000,000	590,248
6.00%, 1/15/2027	IDR	18,396,000,000	1,127,938
			9,334,385
IRELAND — 0.8%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	1,700,000	1,934,584
0.90%, 5/15/2028	EUR	1,940,000	2,207,786
			4,142,370
ISRAEL — 1.0%
Israel Government Bonds - Fixed:
2.00%, 3/31/2027	ILS	5,990,000	1,719,401
3.75%, 9/30/2027	ILS	8,450,000	2,496,357
6.25%, 10/30/2026	ILS	2,750,000	839,873
			5,055,631

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 8/1/2026	EUR	908,000	$1,044,826
0.25%, 3/15/2028	EUR	885,000	988,078
0.85%, 1/15/2027	EUR	1,309,000	1,512,119
0.95%, 9/15/2027	EUR	1,365,000	1,565,786
1.10%, 4/1/2027	EUR	1,120,000	1,294,715
1.25%, 12/1/2026	EUR	899,000	1,045,982
2.00%, 2/1/2028	EUR	1,400,000	1,639,989
2.05%, 8/1/2027	EUR	699,000	821,192
2.10%, 7/15/2026	EUR	576,000	677,469
2.20%, 6/1/2027	EUR	535,000	630,837
2.55%, 2/25/2027	EUR	1,505,000	1,780,816
2.65%, 12/1/2027	EUR	1,048,000	1,246,120
2.65%, 6/15/2028	EUR	1,000,000	1,187,656
2.70%, 10/15/2027	EUR	2,295,000	2,729,141
2.95%, 2/15/2027	EUR	895,000	1,065,876
3.10%, 8/28/2026	EUR	2,025,000	2,406,668
3.40%, 4/1/2028	EUR	850,000	1,030,396
3.45%, 7/15/2027	EUR	1,286,000	1,550,718
3.85%, 9/15/2026	EUR	1,802,000	2,161,388
			26,379,772
JAPAN — 22.7%
Japan Government Five Year Bonds:
0.01%, 9/20/2026	JPY	706,000,000	4,852,042
0.01%, 12/20/2026	JPY	758,600,000	5,203,194
0.01%, 3/20/2027	JPY	446,200,000	3,053,510
0.01%, 6/20/2027	JPY	803,500,000	5,484,682
0.10%, 3/20/2027	JPY	345,000,000	2,364,687
0.10%, 9/20/2027	JPY	632,550,000	4,317,648
0.10%, 3/20/2028	JPY	450,000,000	3,059,078
0.10%, 6/20/2028	JPY	225,000,000	1,526,315
0.20%, 12/20/2027	JPY	455,000,000	3,107,180
0.20%, 3/20/2028	JPY	195,000,000	1,329,218
0.20%, 6/20/2028	JPY	180,000,000	1,224,628
0.30%, 12/20/2027	JPY	320,000,000	2,190,652
0.30%, 6/20/2028	JPY	175,000,000	1,194,160
Japan Government Ten Year Bonds:
0.10%, 9/20/2026	JPY	754,150,000	5,188,961
0.10%, 12/20/2026	JPY	895,000,000	6,147,304
0.10%, 3/20/2027	JPY	841,500,000	5,767,781
0.10%, 6/20/2027	JPY	710,000,000	4,855,644
0.10%, 9/20/2027	JPY	740,000,000	5,050,925
0.10%, 12/20/2027	JPY	641,000,000	4,366,850
0.10%, 3/20/2028	JPY	805,000,000	5,473,354
0.10%, 6/20/2028	JPY	725,000,000	4,918,125
Japan Government Twenty Year Bonds:
2.00%, 3/20/2027	JPY	50,000,000	353,931
2.10%, 12/20/2026	JPY	150,000,000	1,060,535
2.10%, 3/20/2027	JPY	200,000,000	1,418,062
2.10%, 6/20/2027	JPY	80,550,000	572,602
Security Description		Principal Amount	Value
2.10%, 9/20/2027	JPY	50,000,000	$356,496
2.10%, 12/20/2027	JPY	240,000,000	1,716,030
2.20%, 9/20/2026	JPY	75,000,000	529,281
2.20%, 9/20/2027	JPY	170,000,000	1,214,651
2.20%, 3/20/2028	JPY	200,000,000	1,437,433
2.30%, 6/20/2027	JPY	103,650,000	739,597
2.40%, 3/20/2028	JPY	50,000,000	361,255
Japan Government Two Year Bonds:
0.40%, 7/1/2026	JPY	291,000,000	2,010,981
0.40%, 8/1/2026	JPY	297,350,000	2,054,390
0.40%, 9/1/2026	JPY	254,350,000	1,756,740
0.40%, 10/1/2026	JPY	325,000,000	2,243,894
0.50%, 11/1/2026	JPY	345,000,000	2,384,129
0.60%, 12/1/2026	JPY	340,000,000	2,352,119
0.60%, 1/1/2027	JPY	350,000,000	2,420,451
0.70%, 2/1/2027	JPY	350,000,000	2,423,576
0.70%, 5/1/2027	JPY	380,000,000	2,629,733
0.80%, 3/1/2027	JPY	350,000,000	2,427,187
0.80%, 6/1/2027	JPY	378,000,000	2,619,582
0.90%, 4/1/2027	JPY	383,000,000	2,659,881
			118,418,474
LATVIA — 0.3%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	525,000	602,748
Series GMTN, 1.13%, 5/30/2028	EUR	250,000	282,852
Series GMTN, 3.50%, 1/17/2028	EUR	200,000	241,308
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	241,450
			1,368,358
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.95%, 5/26/2027	EUR	300,000	343,733
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	234,560
Series EMTN, 4.13%, 4/25/2028	EUR	250,000	308,009
			886,302
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	100,000	114,238
0.63%, 2/1/2027	EUR	882,000	1,014,508
			1,128,746

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
MALAYSIA — 2.3%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	6,250,000	$1,496,179
3.52%, 4/20/2028	MYR	4,625,000	1,108,913
3.73%, 6/15/2028	MYR	6,650,000	1,603,830
3.90%, 11/30/2026	MYR	5,700,000	1,369,563
3.90%, 11/16/2027	MYR	5,030,000	1,215,320
3.91%, 7/15/2026	MYR	4,110,000	984,906
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	6,825,000	1,632,456
3.90%, 6/15/2027	MYR	1,130,000	272,483
4.07%, 9/30/2026	MYR	6,425,000	1,544,716
4.26%, 7/26/2027	MYR	2,275,000	552,905
			11,781,271
MEXICO — 2.4%
Mexico Bonos:
5.50%, 3/4/2027	MXN	70,150,000	3,559,868
7.00%, 9/3/2026	MXN	41,480,000	2,166,590
7.50%, 6/3/2027	MXN	81,600,000	4,267,673
8.50%, 3/2/2028	MXN	44,700,000	2,373,155
			12,367,286
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	3,765,000	4,295,822
0.50%, 7/15/2026	EUR	3,486,000	4,034,878
0.75%, 7/15/2027	EUR	4,358,000	4,999,951
5.50%, 1/15/2028	EUR	2,760,000	3,520,750
			16,851,401
NEW ZEALAND — 0.9%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	3,955,000	2,188,284
4.50%, 4/15/2027	NZD	3,740,000	2,316,319
			4,504,603
NORWAY — 0.4%
Norway Government Bonds:
1.75%, 2/17/2027	NOK	12,400,000	1,191,330
2.00%, 4/26/2028	NOK	11,700,000	1,109,870
			2,301,200
PERU — 0.0% *
Peru Government Bonds 8.20%, 8/12/2026	PEN	875,000	257,301
POLAND — 2.5%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2027	PLN	4,960,000	1,281,225
Security Description		Principal Amount	Value
0.25%, 10/25/2026	PLN	7,208,000	$1,889,169
2.50%, 7/25/2026	PLN	10,097,000	2,738,902
2.50%, 7/25/2027	PLN	9,903,000	2,631,297
2.75%, 4/25/2028	PLN	8,825,000	2,324,906
3.75%, 5/25/2027	PLN	7,700,000	2,102,248
			12,967,747
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	1,790,000	2,047,173
2.88%, 7/21/2026	EUR	2,330,000	2,763,186
4.13%, 4/14/2027	EUR	1,885,000	2,299,263
			7,109,622
ROMANIA — 0.9%
Romania Government Bonds:
2.50%, 10/25/2027	RON	7,425,000	1,545,708
4.15%, 1/26/2028	RON	3,295,000	707,011
4.85%, 4/22/2026	RON	1,350,000	306,938
5.80%, 7/26/2027	RON	2,500,000	561,662
6.30%, 4/26/2028	RON	500,000	112,609
7.20%, 10/28/2026	RON	1,755,000	406,351
7.20%, 5/31/2027	RON	4,195,000	968,763
			4,609,042
SINGAPORE — 1.2%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	1,580,000	1,231,031
2.63%, 5/1/2028	SGD	1,665,000	1,337,329
2.88%, 9/1/2027	SGD	1,625,000	1,305,543
3.50%, 3/1/2027	SGD	3,075,000	2,482,260
			6,356,163
SLOVAKIA — 0.3%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	454,000	512,434
1.38%, 1/21/2027	EUR	575,000	667,979
3.00%, 2/7/2028	EUR	475,000	568,788
			1,749,201
SLOVENIA — 0.3%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	500,000	573,268
1.25%, 3/22/2027	EUR	650,000	756,597
			1,329,865
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.50%, 12/10/2026	KRW	2,715,000,000	1,986,462
1.75%, 9/10/2026	KRW	2,672,000,000	1,965,110
2.13%, 6/10/2027	KRW	1,276,000,000	939,938
2.25%, 6/10/2028	KRW	1,990,000,000	1,466,177
2.38%, 3/10/2027	KRW	2,609,000,000	1,930,815

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.38%, 12/10/2027	KRW	1,220,000,000	$902,186
2.63%, 3/10/2027	KRW	2,246,000,000	1,668,829
2.63%, 6/10/2028	KRW	1,960,000,000	1,459,444
2.88%, 9/10/2026	KRW	650,000,000	484,371
2.88%, 12/10/2027	KRW	3,248,000,000	2,430,240
3.13%, 9/10/2027	KRW	2,627,000,000	1,974,483
3.25%, 6/10/2027	KRW	3,245,000,000	2,441,372
3.25%, 3/10/2028	KRW	2,254,000,000	1,702,718
3.88%, 12/10/2026	KRW	2,550,000,000	1,928,987
5.25%, 3/10/2027	KRW	275,000,000	213,169
5.50%, 3/10/2028	KRW	500,000,000	399,284
			23,893,585
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	1,908,000	2,173,152
Zero Coupon, 1/31/2028	EUR	2,445,000	2,722,274
0.80%, 7/30/2027	EUR	2,036,000	2,332,670
1.30%, 10/31/2026	EUR	2,163,000	2,518,970
1.40%, 4/30/2028	EUR	2,580,000	2,971,183
1.45%, 10/31/2027	EUR	1,724,000	1,997,975
1.50%, 4/30/2027	EUR	1,830,000	2,132,016
2.40%, 5/31/2028	EUR	1,200,000	1,418,209
2.50%, 5/31/2027	EUR	2,553,000	3,025,476
5.90%, 7/30/2026	EUR	2,020,000	2,470,315
			23,762,240
SWEDEN — 0.8%
Sweden Government Bonds:
0.75%, 5/12/2028	SEK	19,650,000	2,007,597
1.00%, 11/12/2026	SEK	19,880,000	2,065,723
			4,073,320
SWITZERLAND — 0.5%
Swiss Confederation Government Bonds:
3.25%, 6/27/2027	CHF	640,000	857,648
4.00%, 4/8/2028	CHF	1,240,000	1,731,797
			2,589,445
THAILAND — 2.2%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	73,600,000	2,245,957
2.05%, 4/17/2028	THB	59,100,000	1,849,662
2.13%, 12/17/2026	THB	56,150,000	1,745,085
2.25%, 3/17/2027	THB	52,650,000	1,642,171
2.40%, 11/17/2027	THB	56,950,000	1,792,070
2.65%, 6/17/2028	THB	67,000,000	2,134,513
3.58%, 12/17/2027	THB	5,500,000	177,876
			11,587,334
Security Description		Principal Amount	Value
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/31/2028	GBP	1,300,000	$1,630,297
0.38%, 10/22/2026	GBP	1,235,000	1,622,576
1.25%, 7/22/2027	GBP	1,600,000	2,087,204
1.50%, 7/22/2026	GBP	2,130,000	2,851,605
3.75%, 3/7/2027	GBP	5,090,000	6,966,719
4.13%, 1/29/2027	GBP	1,652,000	2,273,806
4.25%, 12/7/2027	GBP	250,000	347,373
4.38%, 3/7/2028	GBP	4,310,000	5,986,603
			23,766,183
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $500,312,763)			516,002,583
	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $251,350)	251,350	251,350
TOTAL INVESTMENTS — 99.1% (Cost $500,564,113)		516,253,933
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		4,628,228
NET ASSETS — 100.0%		$520,882,161
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$516,002,583	$—	$516,002,583
Short-Term Investment	251,350	—	—	251,350
TOTAL INVESTMENTS	$251,350	$516,002,583	$—	$516,253,933

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	58,364	$58,364	$257,852,614	$257,659,628	$—	$—	251,350	$251,350	$74,467
State Street Navigator Securities Lending Portfolio II	—	—	450,813	450,813	—	—	—	—	130
Total		$58,364	$258,303,427	$258,110,441	$—	$—		$251,350	$74,597
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.5%
AUSTRALIA — 4.5%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	5,468,702	$3,188,979
0.75%, 11/21/2027	AUD	4,988,018	3,242,165
1.00%, 2/21/2050	AUD	3,048,110	1,380,286
1.25%, 8/21/2040	AUD	4,393,613	2,446,684
2.00%, 8/21/2035	AUD	4,781,233	3,098,407
2.50%, 9/20/2030	AUD	5,634,178	3,878,540
			17,235,061
BRAZIL — 7.9%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	22,272,017	3,921,534
6.00%, 5/15/2027	BRL	10,265,478	1,795,661
6.00%, 8/15/2028	BRL	14,810,326	2,573,337
6.00%, 5/15/2029	BRL	15,375,606	2,670,572
6.00%, 8/15/2030	BRL	18,495,950	3,177,010
6.00%, 8/15/2032	BRL	7,913,915	1,339,091
6.00%, 5/15/2033	BRL	5,878,908	993,961
6.00%, 5/15/2035	BRL	16,732,277	2,811,798
6.00%, 8/15/2040	BRL	9,835,866	1,630,883
6.00%, 5/15/2045	BRL	14,652,048	2,390,405
6.00%, 8/15/2050	BRL	14,064,157	2,283,729
6.00%, 5/15/2055	BRL	13,295,377	2,145,839
6.00%, 8/15/2060	BRL	15,149,494	2,424,611
			30,158,431
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	789,696	394,049
0.50%, 12/1/2050	CAD	2,872,862	1,603,202
1.25%, 12/1/2047	CAD	3,384,944	2,297,396
1.50%, 12/1/2044	CAD	3,441,921	2,482,396
2.00%, 12/1/2041	CAD	3,966,867	3,102,558
3.00%, 12/1/2036	CAD	2,800,296	2,397,131
4.00%, 12/1/2031	CAD	3,447,515	2,983,484
4.25%, 12/1/2026	CAD	2,617,780	2,018,098
			17,278,314
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	2,316,757,130	2,305,181
Zero Coupon, 10/1/2033	CLP	2,689,794,295	2,331,707
1.90%, 9/1/2030	CLP	2,316,757,130	2,411,977
2.00%, 3/1/2035	CLP	2,356,024,200	2,380,291
2.10%, 7/15/2050	CLP	1,924,086,430	1,871,570
2.80%, 11/1/2055	CLP	1,099,477,960	1,223,817
3.00%, 1/1/2044	CLP	2,807,595,505	3,177,774
Security Description		Principal Amount	Value
3.40%, 10/1/2039	CLP	1,060,210,890	$1,247,227
			16,949,544
COLOMBIA — 4.4%
Colombia TES:
2.25%, 4/18/2029	COP	15,174,739,615	3,223,184
3.00%, 3/25/2033	COP	5,881,986,000	1,144,541
3.30%, 3/17/2027	COP	9,124,920,948	2,151,275
3.75%, 2/25/2037	COP	16,469,560,800	3,150,424
3.75%, 6/16/2049	COP	13,157,218,417	2,208,740
4.75%, 4/4/2035	COP	13,634,835,681	2,936,109
5.00%, 3/20/2041	COP	5,489,853,600	1,133,088
5.25%, 5/19/2055	COP	3,529,191,600	747,906
			16,695,267
FRANCE — 8.1%
French Republic Government Bonds OAT:
0.10%, 3/1/2026	EUR	60	70
0.10%, 3/1/2028	EUR	1,903,361	2,190,021
0.10%, 3/1/2029	EUR	2,673,493	3,065,784
0.10%, 7/25/2031	EUR	1,357,441	1,520,930
0.10%, 3/1/2032	EUR	882,401	969,722
0.10%, 3/1/2036	EUR	1,069,384	1,089,722
0.10%, 7/25/2036	EUR	1,767,307	1,806,935
0.10%, 7/25/2038	EUR	874,956	859,244
0.10%, 7/25/2047	EUR	1,693,783	1,406,684
0.10%, 7/25/2053	EUR	1,259,697	954,202
0.55%, 3/1/2039	EUR	636,428	657,497
0.60%, 7/25/2034	EUR	706,548	786,087
0.70%, 7/25/2030	EUR	2,436,655	2,855,404
0.95%, 7/25/2043	EUR	939,060	982,383
1.80%, 7/25/2040	EUR	1,609,673	1,953,190
1.85%, 7/25/2027	EUR	3,494,384	4,229,450
3.15%, 7/25/2032	EUR	2,640,554	3,561,145
3.40%, 7/25/2029	EUR	1,504,573	1,950,174
			30,838,644
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2033	EUR	3,461,564	3,884,161
0.10%, 4/15/2046	EUR	5,651,203	5,403,581
0.50%, 4/15/2030	EUR	7,013,095	8,220,299
			17,508,041
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	2,790,629	809,157
0.10%, 11/30/2031	ILS	9,079,500	2,395,116
0.50%, 5/31/2029	ILS	9,723,851	2,725,265
0.50%, 11/30/2051	ILS	7,022,275	1,412,178
0.75%, 5/31/2027	ILS	6,454,704	1,868,949
1.00%, 5/31/2045	ILS	5,491,023	1,359,301
1.10%, 10/31/2028	ILS	6,463,377	1,861,016

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
1.60%, 10/31/2033	ILS	1,682,396	$485,510
2.75%, 8/30/2041	ILS	5,389,768	1,774,002
4.00%, 5/30/2036	ILS	6,912,677	2,465,574
			17,156,068
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	2,715,288	2,874,918
0.15%, 5/15/2051	EUR	795,849	580,656
0.40%, 5/15/2030	EUR	1,804,596	2,060,515
1.25%, 9/15/2032	EUR	1,732,290	2,040,570
1.30%, 5/15/2028	EUR	2,222,293	2,647,017
1.50%, 5/15/2029	EUR	1,676,270	2,010,308
1.80%, 5/15/2036	EUR	572,150	670,805
2.35%, 9/15/2035	EUR	2,724,393	3,449,799
2.40%, 5/15/2039	EUR	828,426	1,016,347
2.55%, 9/15/2041	EUR	1,967,532	2,487,204
3.10%, 9/15/2026	EUR	1,769,919	2,144,151
			21,982,290
JAPAN — 4.5%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	504,641,520	3,643,013
0.01%, 3/10/2033	JPY	491,993,424	3,507,835
0.01%, 3/10/2034	JPY	351,553,800	2,475,638
0.10%, 3/10/2027	JPY	236,237,894	1,698,044
0.10%, 3/10/2028	JPY	357,764,680	2,564,081
0.10%, 3/10/2029	JPY	483,577,920	3,480,509
			17,369,120
MEXICO — 4.6%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	40,209,006	1,882,131
3.00%, 12/3/2026	MXN	22,016,307	1,141,374
3.25%, 11/12/2043	MXN	18,701,863	780,493
4.00%, 11/30/2028	MXN	41,909,176	2,172,480
4.00%, 8/30/2029	MXN	8,500,847	437,006
4.00%, 8/24/2034	MXN	30,178,007	1,482,133
4.00%, 11/15/2040	MXN	50,163,498	2,374,190
4.00%, 11/8/2046	MXN	41,229,108	1,915,783
4.00%, 11/3/2050	MXN	48,029,786	2,207,331
4.00%, 10/29/2054	MXN	17,001,694	772,520
4.50%, 12/4/2025	MXN	8,719	461
4.50%, 11/22/2035	MXN	50,920,074	2,587,566
			17,753,468
NEW ZEALAND — 2.8%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	8,259,780	4,912,679
2.50%, 9/20/2040	NZD	5,745,683	3,223,704
3.00%, 9/20/2030	NZD	4,250,030	2,702,998
			10,839,381
Security Description		Principal Amount	Value
POLAND — 1.3%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	20,717,541	$5,078,270
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	25,574,073	1,304,374
1.88%, 2/28/2033	ZAR	40,940,341	1,838,781
2.25%, 1/31/2038	ZAR	53,126,580	2,187,073
2.50%, 3/31/2046	ZAR	51,710,529	1,919,455
2.50%, 12/31/2050	ZAR	73,996,608	2,598,571
2.60%, 3/31/2028	ZAR	21,322,574	1,134,852
3.45%, 12/7/2033	ZAR	46,093,122	2,285,150
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	17,385,423	949,741
5.13%, 1/31/2043	ZAR	35,900,724	2,025,070
5.13%, 1/31/2058	ZAR	10,748,720	604,439
			16,847,506
SOUTH KOREA — 0.8%
Korea Treasury Bonds Inflation-Linked:
1.00%, 6/10/2026	KRW	899,289,900	674,667
1.63%, 6/10/2032	KRW	1,944,530,250	1,596,803
1.75%, 6/10/2028	KRW	1,130,265,600	882,999
			3,154,469
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,834,095	4,518,707
0.70%, 11/30/2033	EUR	4,619,274	5,216,632
1.00%, 11/30/2030	EUR	4,183,779	4,955,328
1.15%, 11/30/2036	EUR	836,698	950,826
2.05%, 11/30/2039	EUR	1,468,360	1,809,126
			17,450,619
SWEDEN — 3.9%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	10,664,190	1,100,561
0.13%, 12/1/2027	SEK	23,414,152	2,410,290
0.13%, 6/1/2030	SEK	24,428,602	2,494,100
0.13%, 6/1/2032	SEK	36,699,463	3,748,819
0.13%, 6/1/2039	SEK	8,545,399	816,153
3.50%, 12/1/2028	SEK	37,926,737	4,352,878
			14,922,801
TURKEY — 4.1%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	11,688,959	238,981

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/11/2032	TRY	16,626,322	$317,456
Zero Coupon, 8/4/2032	TRY	31,816,249	603,896
Zero Coupon, 1/12/2033	TRY	16,460,613	306,354
Zero Coupon, 9/7/2033	TRY	18,036,082	323,406
2.70%, 1/14/2026	TRY	100,364,660	2,437,948
2.90%, 7/7/2027	TRY	113,753,784	2,643,835
2.90%, 1/12/2028	TRY	84,935,401	1,949,565
3.00%, 8/18/2027	TRY	36,069,284	838,621
3.00%, 5/28/2031	TRY	186,883,185	4,370,822
3.30%, 6/28/2028	TRY	79,189,193	1,810,485
			15,841,369
UNITED KINGDOM — 17.8%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	18	24
0.13%, 8/10/2028	GBP	2,578,234	3,497,753
0.13%, 3/22/2029	GBP	2,759,720	3,707,383
0.13%, 8/10/2031	GBP	2,183,699	2,864,354
0.13%, 11/22/2036	GBP	1,886,022	2,200,192
0.13%, 3/22/2039	GBP	1,693,350	1,841,766
0.13%, 8/10/2041	GBP	2,368,295	2,440,272
0.13%, 3/22/2044	GBP	2,528,664	2,410,656
0.13%, 3/22/2046	GBP	2,105,042	1,910,773
0.13%, 8/10/2048	GBP	1,594,463	1,373,916
0.13%, 3/22/2051	GBP	2,050,095	1,679,989
0.13%, 11/22/2056	GBP	1,077,453	812,605
0.13%, 3/22/2058	GBP	1,602,308	1,180,210
0.13%, 11/22/2065	GBP	1,373,679	911,826
0.13%, 3/22/2068	GBP	2,205,440	1,426,338
0.13%, 3/22/2073	GBP	1,173,366	843,515
0.25%, 3/22/2052	GBP	1,992,828	1,672,166
0.38%, 3/22/2062	GBP	2,045,400	1,599,015
0.50%, 3/22/2050	GBP	1,789,468	1,671,806
0.63%, 3/22/2040	GBP	2,970,368	3,413,818
0.63%, 11/22/2042	GBP	1,854,101	2,036,108
0.63%, 3/22/2045	GBP	1,277,907	1,325,642
0.75%, 11/22/2033	GBP	2,063,632	2,717,325
0.75%, 3/22/2034	GBP	2,412,902	3,149,812
0.75%, 11/22/2047	GBP	1,576,797	1,628,698
1.13%, 9/22/2035	GBP	467,908	620,487
1.13%, 11/22/2037	GBP	2,722,957	3,512,948
1.25%, 11/22/2027	GBP	2,638,836	3,688,199
1.25%, 11/22/2032	GBP	3,032,380	4,200,994
1.25%, 11/22/2054	GBP	1,571,434	1,719,286
Security Description		Principal Amount	Value
1.25%, 11/22/2055	GBP	2,049,592	$2,253,047
2.00%, 1/26/2035	GBP	1,479,385	2,160,487
4.13%, 7/22/2030	GBP	998,227	1,615,869
			68,087,279
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $419,986,128)			373,145,942
	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $229,000)	229,000	229,000
TOTAL INVESTMENTS — 97.5% (Cost $420,215,128)		373,374,942
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		9,464,212
NET ASSETS — 100.0%		$382,839,154
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$373,145,942	$—	$373,145,942
Short-Term Investment	229,000	—	—	229,000
TOTAL INVESTMENTS	$229,000	$373,145,942	$—	$373,374,942

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	123,691	$123,691	$65,029,450	$64,924,141	$—	$—	229,000	$229,000	$15,784
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,974,014,580	$375,945,745
Investments in affiliated issuers, at value	40,457,612	28,107,063
Total Investments	2,014,472,192	404,052,808
Foreign currency, at value	16,181,454	4,663,045
Net cash at broker	280,000	—
Receivable for investments sold	24,904,250	6,514,846
Unrealized appreciation on forward foreign currency exchange contracts	254,224	—
Dividends receivable — affiliated issuers	24,624	4,843
Interest receivable — unaffiliated issuers	33,850,685	4,421,819
Securities lending income receivable — unaffiliated issuers	—	—
Securities lending income receivable — affiliated issuers	5,795	4,334
Receivable for foreign taxes recoverable	703,805	7,285
TOTAL ASSETS	2,090,677,029	419,668,980
LIABILITIES
Payable upon return of securities loaned	39,644,975	28,020,165
Payable for investments purchased	17,853,702	7,205,711
Unrealized depreciation on forward foreign currency exchange contracts	112,635	—
Deferred foreign taxes payable	466,996	—
Advisory fee payable	489,143	143,999
Trustees’ fees and expenses payable	1,037	50
TOTAL LIABILITIES	58,568,488	35,369,925
NET ASSETS	$2,032,108,541	$384,299,055
NET ASSETS CONSIST OF:
Paid-in capital	$2,184,061,586	$372,004,334
Total distributable earnings (loss)**	(151,953,045)	12,294,721
NET ASSETS	$2,032,108,541	$384,299,055
NET ASSET VALUE PER SHARE
Net asset value per share	$21.32	$32.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	95,300,000	11,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,980,727,609	$360,396,817
Investments in affiliated issuers	40,457,612	28,107,063
Total cost of investments	$2,021,185,221	$388,503,880
Foreign currency, at cost	$16,120,761	$4,614,254
* Includes investments in securities on loan, at value	$38,999,191	$27,660,612
** Includes deferred foreign taxes	$466,996	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$1,511,716,082	$516,002,583	$373,145,942
3,357,969	251,350	229,000
1,515,074,051	516,253,933	373,374,942
4,529,054	852,359	4,460,048
—	—	—
12,152,629	18,210,615	5,870,930
—	—	—
5,241	43,852	5,009
12,471,056	3,418,647	2,102,278
19	—	—
562	—	—
441,868	109,058	—
1,544,674,480	538,888,464	385,813,207

2,936,972	—	—
12,344,492	17,863,569	2,820,022
—	—	—
53,427	4,406	1,927
418,325	138,240	151,786
333	88	318
15,753,549	18,006,303	2,974,053
$1,528,920,931	$520,882,161	$382,839,154

$1,621,300,583	$508,813,006	$461,377,284
(92,379,652)	12,069,155	(78,538,130)
$1,528,920,931	$520,882,161	$382,839,154

$23.38	$28.00	$39.47
65,400,038	18,600,000	9,700,483

$1,581,332,631	$500,312,763	$419,986,128
3,357,969	251,350	229,000
$1,584,690,600	$500,564,113	$420,215,128
$4,423,871	$830,023	$4,458,680
$2,912,753	$—	$—
$53,427	$4,406	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$62,456,391	$3,540,865
Dividend income — affiliated issuers	65,067	26,935
Unaffiliated securities lending income	—	7
Affiliated securities lending income	30,439	19,279
Foreign taxes withheld	(2,024,621)	—
TOTAL INVESTMENT INCOME (LOSS)	60,527,276	3,587,086
EXPENSES
Advisory fee	2,802,900	575,554
Trustees’ fees and expenses	7,730	728
Miscellaneous expenses	1,441	137
TOTAL EXPENSES	2,812,071	576,419
NET INVESTMENT INCOME (LOSS)	$57,715,205	$3,010,667
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(23,959,470)	(1,901,828)
In-kind redemptions — unaffiliated issuers	597,860	(479,283)
Forward foreign currency exchange contracts	(71,810)	—
Foreign currency transactions	(4,471,135)	50,972
Net realized gain (loss)	(27,904,555)	(2,330,139)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	167,725,655	31,416,422
Forward foreign currency exchange contracts	162,477	—
Foreign currency translations	2,341,048	391,969
Net change in unrealized appreciation/depreciation	170,229,180	31,808,391
NET REALIZED AND UNREALIZED GAIN (LOSS)	142,324,625	29,478,252
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$200,039,830	$32,488,919
* Includes foreign capital gain taxes	$(41,213)	$—
** Includes foreign deferred taxes	$(377,877)	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$15,041,369	$3,042,575	$12,298,545
121,666	74,467	15,784
19	—	—
1,167	130	—
(202,717)	(36,440)	—
14,961,504	3,080,732	12,314,329

2,001,103	409,098	809,777
3,880	598	1,407
11,433	114	252
2,016,416	409,810	811,436
$12,945,088	$2,670,922	$11,502,893

(5,010,080)	(345,165)	(4,992,607)
(1,468,707)	(35,756)	(572,051)
—	—	—
(476,961)	(620)	(180,240)
(6,955,748)	(381,541)	(5,744,898)

102,841,523	21,666,705	30,220,021
—	—	—
999,653	194,120	202,342
103,841,176	21,860,825	30,422,363
96,885,428	21,479,284	24,677,465
$109,830,516	$24,150,206	$36,180,358
$(16,237)	$(242)	$(105,055)
$(24,840)	$(4,116)	$—

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,715,205	$120,103,528
Net realized gain (loss)	(27,904,555)	(31,109,652)
Net change in unrealized appreciation/depreciation	170,229,180	(139,072,246)
Net increase (decrease) in net assets resulting from operations	200,039,830	(50,078,370)
Distributions to shareholders	(43,671,781)	(91,537,696)
Return of capital	—	(18,191,153)
Total Distributions to shareholders	(43,671,781)	(109,728,849)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	83,628,379	161,943,475
Cost of shares redeemed	(61,765,093)	(107,745,738)
Other capital	206,749	435,038
Net increase (decrease) in net assets from beneficial interest transactions	22,070,035	54,632,775
Contribution from Affiliate (Note 5)	8,773	—
Net increase (decrease) in net assets during the period	178,446,857	(105,174,444)
Net assets at beginning of period	1,853,661,684	1,958,836,128
NET ASSETS AT END OF PERIOD	$2,032,108,541	$1,853,661,684
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,000,000	7,800,000
Shares redeemed	(3,100,000)	(5,300,000)
Net increase (decrease) from share transactions	900,000	2,500,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF		SPDR Bloomberg Short Term International Treasury Bond ETF
Six-Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six-Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six-Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24

$3,010,667	$4,492,929	$12,945,088	$19,868,624	$2,670,922	$3,687,480
(2,330,139)	(2,607,246)	(6,955,748)	(27,170,437)	(381,541)	(3,485,091)
31,808,391	(9,475,650)	103,841,176	(61,402,636)	21,860,825	(8,740,294)
32,488,919	(7,589,967)	109,830,516	(68,704,449)	24,150,206	(8,537,905)
(2,233,728)	(4,469,977)	(9,544,061)	(15,360,731)	(1,745,822)	(1,391,445)
—	—	—	(2,518,173)	—	(2,296,915)
(2,233,728)	(4,469,977)	(9,544,061)	(17,878,904)	(1,745,822)	(3,688,360)

201,860,819	60,784,203	561,045,681	289,288,066	369,045,447	21,171,847
(48,010,943)	(68,242,831)	(127,831,818)	(260,768,264)	(5,164,247)	(52,608,300)
135,978	92,792	578,294	279,258	278,301	16,792
153,985,854	(7,365,836)	433,792,157	28,799,060	364,159,501	(31,419,661)
—	—	—	—	—	—
184,241,045	(19,425,780)	534,078,612	(57,784,293)	386,563,885	(43,645,926)
200,058,010	219,483,790	994,842,319	1,052,626,612	134,318,276	177,964,202
$384,299,055	$200,058,010	$1,528,920,931	$994,842,319	$520,882,161	$134,318,276

6,500,000	2,050,000	24,600,000	13,000,000	13,500,000	800,000
(1,650,000)	(2,350,000)	(5,800,000)	(11,700,000)	(200,000)	(2,000,000)
4,850,000	(300,000)	18,800,000	1,300,000	13,300,000	(1,200,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,502,893	$21,500,637
Net realized gain (loss)	(5,744,898)	(30,010,459)
Net change in unrealized appreciation/depreciation	30,422,363	(24,641,083)
Net increase (decrease) in net assets resulting from operations	36,180,358	(33,150,905)
Distributions to shareholders	(7,737,910)	(11,160,099)
Return of capital	—	(9,860,549)
Total Distributions to shareholders	(7,737,910)	(21,020,648)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	60,918,082	3,790,745
Cost of shares redeemed	(3,695,067)	(98,359,745)
Other capital	148,787	101,514
Net increase (decrease) in net assets from beneficial interest transactions	57,371,802	(94,467,486)
Net increase (decrease) in net assets during the period	85,814,250	(148,639,039)
Net assets at beginning of period	297,024,904	445,663,943
NET ASSETS AT END OF PERIOD	$382,839,154	$297,024,904
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,600,000	100,000
Shares redeemed	(100,000)	(2,500,000)
Net increase (decrease) from share transactions	1,500,000	(2,400,000)
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$19.64	$21.31	$20.49	$24.37	$28.00	$27.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	1.26	1.18	1.13	1.01	1.13
Net realized and unrealized gain (loss) (b)	1.53	(1.78)	0.74	(4.08)	(3.72)	0.05
Total from investment operations	2.15	(0.52)	1.92	(2.95)	(2.71)	1.18
Contribution from affiliate (Note 5)	0.00(c)	—	—	0.01	—	—
Other capital (a)	0.00(c)	0.00(c)	0.02	0.04	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.47)	(0.96)	(0.73)	(0.04)	(0.81)	(0.22)
Return of capital	—	(0.19)	(0.39)	(0.94)	(0.13)	(0.81)
Total distributions	(0.47)	(1.15)	(1.12)	(0.98)	(0.94)	(1.03)
Net asset value, end of period	$21.32	$19.64	$21.31	$20.49	$24.37	$28.00
Total return (d)	11.13%(e)	(2.53)%	9.79%	(11.89)%(f)	(9.74)%	4.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,032,109	$1,853,662	$1,958,836	$2,151,484	$1,179,569	$1,013,443
Ratios to average net assets:
Total expenses	0.30%(g)	0.30%	0.30%	0.31%	0.30%	0.30%
Net investment income (loss)	6.18%(g)	6.17%	5.70%	5.45%	3.86%	4.26%
Portfolio turnover rate (h)	18%(i)	25%	52%	39%	22%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended June 30, 2025, the total return would have remained 11.13%.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$28.38	$29.86	$27.47	$34.46	$37.76	$33.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.74	0.63	0.23	0.12	0.18
Net realized and unrealized gain (loss) (b)	3.80	(1.50)	2.35	(7.08)	(3.30)	3.74
Total from investment operations	4.19	(0.76)	2.98	(6.85)	(3.18)	3.92
Other capital (a)	0.02	0.02	0.03	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.30)	(0.74)	(0.62)	(0.15)	(0.13)	(0.04)
Return of capital	—	—	—	—	—	(0.12)
Total distributions	(0.30)	(0.74)	(0.62)	(0.15)	(0.13)	(0.16)
Net asset value, end of period	$32.29	$28.38	$29.86	$27.47	$34.46	$37.76
Total return (c)	14.94%	(2.54)%	11.13%	(19.86)%	(8.41)%	11.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$384,299	$200,058	$219,484	$140,105	$151,641	$260,546
Ratios to average net assets:
Total expenses	0.50%(d)	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	2.62%(d)	2.54%	2.25%	0.78%	0.32%	0.54%
Portfolio turnover rate (e)	17%(f)	13%	14%	14%	14%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$21.35	$23.24	$22.35	$28.15	$31.22	$28.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.47	0.42	0.34	0.28	0.35
Net realized and unrealized gain (loss) (b)	1.96	(1.94)	0.83	(5.87)	(3.10)	2.42
Total from investment operations	2.21	(1.47)	1.25	(5.53)	(2.82)	2.77
Contribution from affiliate	—	—	—	—	—	0.00(c)
Other capital (a)	0.01	0.01	0.02	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.38)	(0.27)	(0.26)	(0.30)
Return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.19)	(0.43)	—	(0.27)	(0.26)	(0.30)
Net asset value, end of period	$23.38	$21.35	$23.24	$22.35	$28.15	$31.22
Total return (d)	10.43%	(6.35)%	5.73%	(19.66)%	(9.01)%	9.73%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,528,921	$994,842	$1,052,627	$1,115,366	$951,578	$1,011,547
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.26%(f)	2.13%	1.88%	1.43%	0.95%	1.19%
Portfolio turnover rate (g)	7%(h)	17%	20%	14%	15%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$25.34	$27.38	$26.90	$30.38	$32.84	$30.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.62	0.45	0.12	(0.03)	0.05
Net realized and unrealized gain (loss) (b)	2.55	(2.04)	0.47	(3.47)	(2.26)	1.94
Total from investment operations	2.86	(1.42)	0.92	(3.35)	(2.29)	1.99
Contribution from affiliate	—	—	—	0.00(c)	—	0.00(c)
Other capital (a)	0.03	0.00(c)	0.01	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.23)	(0.23)	—	(0.12)	(0.18)	(0.04)
Return of capital	—	(0.39)	(0.45)	—	—	—
Total distributions	(0.23)	(0.62)	(0.45)	(0.12)	(0.18)	(0.04)
Net asset value, end of period	$28.00	$25.34	$27.38	$26.90	$30.38	$32.84
Total return (d)	11.46%	(5.20)%	3.49%	(11.07)%(e)	(6.91)%	6.49%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$520,882	$134,318	$177,964	$145,236	$170,134	$213,429
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.36%	0.36%	0.35%	0.35%
Net investment income (loss)	2.29%(g)	2.34%	1.70%	0.45%	(0.09)%	0.16%
Portfolio turnover rate (h)	26%(i)	47%	51%	56%	64%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$36.22	$42.04	$41.33	$53.95	$58.57	$55.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.33	2.23	2.77	4.91	2.56	1.02
Net realized and unrealized gain (loss) (b)	2.79	(5.87)	0.67	(12.97)	(4.71)	3.17
Total from investment operations	4.12	(3.64)	3.44	(8.06)	(2.15)	4.19
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.02	0.01	0.01	0.03	0.02	0.03
Distributions to shareholders from:
Net investment income	(0.89)	(1.16)	(1.63)	(3.53)	(2.49)	(0.93)
Return of capital	—	(1.03)	(1.11)	(1.06)	—	—
Total distributions	(0.89)	(2.19)	(2.74)	(4.59)	(2.49)	(0.93)
Net asset value, end of period	$39.47	$36.22	$42.04	$41.33	$53.95	$58.57
Total return (d)	11.53%	(8.86)%	8.74%	(15.41)%(e)	(3.68)%	7.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$382,839	$297,025	$445,664	$520,775	$453,227	$380,717
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	7.10%(f)	5.68%	6.70%	10.68%	4.57%	1.90%
Portfolio turnover rate (g)	8%(h)	12%	22%	37%	20%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2025, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$254,224	$—	$—	$—	$254,224

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$112,635	$—	$—	$—	$112,635
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(71,810)	$—	$—	$—	$(71,810)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$162,477	$—	$—	$—	$162,477
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2025:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Barclays Capital PLC	$19,194	$(19,194)	$—	$—
Goldman Sachs Bank USA	13,246	(13,246)	—	—
HSBC Bank USA	5,215	—	—	5,215
UBS AG	208,407	(35,004)	—	173,403
Westpac Banking Corp.	8,162	—	—	8,162
	$254,224	$(67,444)	$—	$186,780
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Barclays Capital PLC	$(50,429)	$19,194	$—	$(31,235)
Goldman Sachs Bank USA	(27,202)	13,246	—	(13,956)
UBS AG	(35,004)	35,004	—	—
	$(112,635)	$67,444	$—	$(45,191)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2026.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedules of Investments.
During the period ended June 30, 2025, the Adviser made a contribution of $8,773 to the SDPR Bloomberg Emerging Markets Local Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments,capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2025, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$369,045,506	$329,012,595
SPDR Bloomberg International Corporate Bond ETF	68,500,780	40,059,972
SPDR Bloomberg International Treasury Bond ETF	188,234,100	82,313,817
SPDR Bloomberg Short Term International Treasury Bond ETF	168,835,206	63,411,965
SPDR FTSE International Government Inflation-Protected Bond ETF	44,152,972	25,679,474
For the period ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$33,930,980	$597,860
SPDR Bloomberg International Corporate Bond ETF	158,320,597	36,582,290	(479,283)
SPDR Bloomberg International Treasury Bond ETF	428,769,269	103,805,237	(1,468,707)
SPDR Bloomberg Short Term International Treasury Bond ETF	257,905,430	2,305,734	(35,756)
SPDR FTSE International Government Inflation-Protected Bond ETF	34,761,257	3,154,189	(572,051)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,027,053,972	$98,367,666	$110,807,857	$(12,440,191)
SPDR Bloomberg International Corporate Bond ETF	388,638,949	18,186,743	2,772,884	15,413,859
SPDR Bloomberg International Treasury Bond ETF	1,585,902,231	41,421,584	112,249,764	(70,828,180)
SPDR Bloomberg Short Term International Treasury Bond ETF	500,699,166	16,014,727	459,960	15,554,767
SPDR FTSE International Government Inflation-Protected Bond ETF	426,367,422	5,795,030	58,787,510	(52,992,480)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 38,999,191	$ 39,644,975	$ —	$ 39,644,975
SPDR Bloomberg International Corporate Bond ETF	27,660,612	28,020,165	—	28,020,165
SPDR Bloomberg International Treasury Bond ETF	2,912,753	2,936,972	—	2,936,972
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$39,644,975	$—	$—	$—	$39,644,975	$39,644,975
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	28,020,165	—	—	—	28,020,165	28,020,165
SPDR Bloomberg International Treasury Bond ETF	Foreign Government Obligations	2,936,972	—	—	—	2,936,972	2,936,972
11.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2025.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4 , 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2025